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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Growth Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 122.2%
		Agriculture: 3.2%
4,000		Altria Group, Inc.	$337,120
			337,120
		Banks: 8.7%
3,900		Bank of New York Co., Inc.	158,418
2,800		Capital One Financial Corp.	215,824
1,800		PNC Financial Services Group, Inc.	131,958
7,900		US Bancorp.	281,714
3,400		Wells Fargo & Co.	117,980
			905,894
		Beverages: 2.0%
3,300		PepsiCo, Inc.	208,395
			208,395
		Biotechnology: 3.0%
1,600	@	Amgen, Inc.	102,816
3,400	@	Genzyme Corp.	210,120
			312,936
		Chemicals: 1.3%
1,800		Air Products & Chemicals, Inc.	134,676
			134,676
		Computers: 5.2%
3,900	@	Dell, Inc.	89,115
4,200		Hewlett-Packard Co.	165,396
1,900		International Business Machines Corp.	176,719
4,000	@@	Seagate Technology, Inc.	107,600
			538,830
		Cosmetics/Personal Care: 2.4%
3,916		Procter & Gamble Co.	248,627
			248,627
		Diversified Financial Services: 7.4%
5,500		Citigroup, Inc.	277,200
3,100		Countrywide Financial Corp.	118,668
3,734	@	E*Trade Financial Corp.	86,218
1,800		Merrill Lynch & Co., Inc.	150,624
1,800		Nuveen Investments, Inc.	87,642
3,100	@	TD Ameritrade Holding Corp.	49,600
			769,952
		Electric: 0.5%
1,500	@	Mirant Corp.	55,890
			55,890
		Electrical Components & Equipment: 2.7%
4,500		Emerson Electric Co.	193,905
1,800	@	General Cable Corp.	89,910
			283,815
		Electronics: 3.3%
9,800	@, @@	Flextronics International Ltd.	107,114
4,600	@	Thomas & Betts Corp.	233,772
			340,886
		Engineering & Construction: 1.8%
11,200	@@	ABB Ltd. ADR	187,488
			187,488
		Entertainment: 2.2%
2,600		International Game Technology	107,250
1,000	@	Penn National Gaming, Inc.	46,630
3,700		Regal Entertainment Group	79,069
			232,949
		Healthcare — Products: 4.7%
2,200		Baxter International, Inc.	110,022
3,400		Johnson & Johnson	214,370
4,200	@	St. Jude Medical, Inc.	166,530
			490,922
		Healthcare — Services: 1.9%
3,000		Aetna, Inc.	132,810
1,100	@, W	Covance, Inc.	67,826
			200,636
		Household Products/Wares: 1.8%
3,000		Clorox Co.	190,080
			190,080
		Insurance: 7.3%
3,300		American International Group, Inc.	221,430

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,500		AON Corp.	$131,775
2,200		Metlife, Inc.	138,930
2,500		Stancorp Financial Group, Inc.	120,500
3,000		Travelers Cos, Inc.	152,280
			764,915
		Internet: 3.4%
800	@	Google, Inc.	359,560
			359,560
		Investment Companies: 2.1%
9,300	@@	KKR Private Equity Investors LP	223,014
			223,014
		Iron/Steel: 2.0%
2,000		Allegheny Technologies, Inc.	204,900
			204,900
		Media: 4.5%
2,600	@	EchoStar Communications Corp.	105,560
7,100		News Corp., Inc. — Class A	159,963
6,000		Walt Disney Co.	205,560
			471,083
		Metal Fabricate/Hardware: 1.4%
1,600		Precision Castparts Corp.	145,552
			145,552
		Miscellaneous Manufacturing: 6.0%
2,000		Cooper Industries Ltd.	183,480
1,100		Dover Corp.	52,569
7,100		General Electric Co.	247,932
2,600		Roper Industries, Inc.	138,112
			622,093
		Oil & Gas: 12.4%
2,700		ConocoPhillips	176,634
2,400		ENSCO International, Inc.	120,264
3,600		ExxonMobil Corp.	258,048
1,500	@	Newfield Exploration Co.	64,830
4,200		Occidental Petroleum Corp.	193,956
3,500	@	Plains Exploration & Production Co.	159,705
2,100	@@	Sasol Ltd. ADR	67,620
1,800		Valero Energy Corp.	103,770
2,900		XTO Energy, Inc.	149,814
			1,294,641
		Oil & Gas Services: 1.2%
1,900		Schlumberger Ltd.	119,320
			119,320
		Pharmaceuticals: 6.5%
4,700		Abbott Laboratories	256,714
2,100	@	Medco Health Solutions, Inc.	141,981
5,400		Pfizer, Inc.	134,784
3,000		Wyeth	146,760
			680,239
		Retail: 9.0%
3,600		Best Buy Co., Inc.	167,292
7,700		CVS Corp.	241,857
2,000		Home Depot, Inc.	79,200
3,300		Limited Brands, Inc.	91,344
2,800	@	Office Depot, Inc.	93,408
4,000		Staples, Inc.	104,080
3,300		Wal-Mart Stores, Inc.	159,390
			936,571
		Semiconductors: 2.4%
9,300		Intel Corp.	184,605
6,995	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	77,645
			262,250
		Software: 5.6%
2,800	@	Activision, Inc.	46,816
3,200		Global Payments, Inc.	123,104
1,800	@@	Infosys Technologies Ltd. ADR	97,668
11,400		Microsoft Corp.	321,137
			588,725
		Telecommunications: 6.3%
5,700		AT&T, Inc.	209,760
5,100		Motorola, Inc.	94,452
3,800		Qualcomm, Inc.	153,064
5,200		Verizon Communications, Inc.	194,636
			651,912
		Total Common Stock
		(Cost $12,260,947)	12,763,871

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2007 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
2,800	@	Utilities Select Sector SPDR Fund		$107,660

		Total Exchange-Traded Funds
		(Cost $100,673)		107,660

		Total Long-Term Investments
		(Cost $12,361,620)		12,871,531

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.2%
		Repurchase Agreement: 3.2%
$327,000		Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $327,048 to be received upon repurchase (Collateralized by $1,010,000 Resolution Funding Corporation, Discount Note, Market Value $333,876, due 04/15/30)		$327,000
		Total Short-Term Investments
		(Cost $327,000)		327,000

		Total Investments in Securities
		(Cost $12,688,620)*	126.4%	$13,198,531
		Other Assets and Liabilities — Net	(26.4)	(2,760,594)
		Net Assets	100.0%	$10,437,937

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security

	*	Cost for federal income tax purposes is $10,151,750.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$748,077
		Gross Unrealized Depreciation		(278,891)
		Net Unrealized Appreciation		$469,186

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 28, 2007 (Unaudited) (continued)

The following short positions were held by the ING 130/30 Fundamental Research Fund at February 28, 2007:

		Market
Shares	Descriptions	Value
(3,100)	American Eagle Outfitters	$(96,255)
(3,200)	AmeriCredit Corp.	(78,144)
(6,000)	Calamos Asset Management, Inc.	(156,120)
(2,500)	Coca-Cola Enterprises, Inc.	(50,225)
(2,500)	Cognos, Inc.	(95,275)
(4,300)	DIRECTV Group, Inc.	(97,008)
(2,600)	Fifth Third Bancorp.	(104,728)
(1,200)	Genentech, Inc.	(101,244)
(2,500)	HCC Insurance Holdings, Inc.	(78,375)
(2,300)	Hubbell, Inc.	(111,090)
(2,600)	Humana, Inc.	(155,584)
(1,300)	ITT Corp.	(76,986)
(1,500)	Kohl’s Corp.	(103,485)
(1,700)	Liz Claiborne, Inc.	(76,500)
(4,100)	Lowe’s Cos., Inc.	(133,496)
(3,900)	Murphy Oil Corp.	(202,098)
(1,600)	Pepsi Bottling Group, Inc.	(49,600)
(3,200)	Pinnacle Entertainment, Inc.	(103,488)
(6,600)	Qimonda AG ADR	(95,964)
(4,100)	Total System Services, Inc.	(128,002)
(3,900)	Waddell & Reed Financial, Inc.	(95,082)
(2,300)	Walgreen Co.	(102,833)
(5,100)	Western Digital Corp.	(97,767)
(6,100)	Yahoo!, Inc.	(188,246)

	Total Short Positions
	(Proceeds $2,562,934)	$(2,577,595)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 58.8%
		Advertising: 0.7%
500		Advo, Inc.	$16,490
18,950		Omnicom Group	1,963,410
			1,979,900
		Aerospace/Defense: 1.6%
9,725		Boeing Co.	848,701
500		Kaman Corp.	11,405
7,600		Lockheed Martin Corp.	739,328
41,695		Raytheon Co.	2,232,767
14,300		United Technologies Corp.	938,509
			4,770,710
		Agriculture: 1.0%
5,450	@	Alliance One International, Inc.	45,835
24,210		Altria Group, Inc.	2,040,419
560		Delta & Pine Land Co.	22,926
1,209	I, X	North Atlantic Trading Co.	1
12,650		Reynolds American, Inc.	772,283
			2,881,464
		Airlines: 0.0%
1,500	@, L	Airtran Holdings, Inc.	15,630
300	@	Alaska Air Group, Inc.	12,300
700	@, L	JetBlue Airways Corp.	8,617
2,477	L	Skywest, Inc.	63,287
			99,834
		Apparel: 0.6%
22,200	@	Coach, Inc.	1,047,840
100	@, L	CROCS, Inc.	4,872
540	@, L	Deckers Outdoor Corp.	35,208
1,380	@, L	Gymboree Corp.	52,012
4,603	@	Hanesbrands, Inc.	131,692
6,600		Jones Apparel Group, Inc.	217,272
1,780	L	Kellwood Co.	56,123
1,550	L	K-Swiss, Inc.	43,695
2,260	L	Phillips-Van Heusen	123,938
2,810		Wolverine World Wide, Inc.	77,978
			1,790,630
		Auto Manufacturers: 0.2%
88,150	L	Ford Motor Co.	698,148
			698,148
		Auto Parts & Equipment: 0.0%
5,566		ArvinMeritor, Inc.	101,635
200		Bandag, Inc.	10,116
500		Lear Corp.	18,460
900	L	Standard Motor Products, Inc.	13,842
			144,053
		Banks: 3.7%
5,115	L	Associated Banc-Corp.	176,877
92,140		Bank of America Corp.	4,687,162
2,530	L	Chittenden Corp.	77,393
6,112	L	Colonial BancGroup, Inc.	157,873
9,700		Comerica, Inc.	585,783
300	L	Corus Bankshares, Inc.	5,568
2,471		East-West Bancorp., Inc.	92,094
4,367	@@	First Bancorp.	52,142
300	L	First Financial Bancorp.	4,713
600		First Indiana Corp.	13,206
800	L	First Midwest Bancorp., Inc.	30,096
500		First Republic Bank	26,800
4,401		FirstMerit Corp.	94,401
1,300	L	Fremont General Corp.	11,440
2,728		Hanmi Financial Corp.	53,278
4,000	L	Independent Bank Corp.	89,280

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
1,700		Mercantile Bankshares Corp.	$80,036
25,400		National City Corp.	961,390
28,250		Regions Financial Corp.	1,011,915
4,595	L	TCF Financial Corp.	121,492
927	L	Umpqua Holdings Corp.	25,038
20,575		Wachovia Corp.	1,139,238
2,700		Webster Financial Corp.	133,353
36,050		Wells Fargo & Co.	1,250,935
2,980		Whitney Holding Corp.	94,526
			10,976,029
		Beverages: 0.6%
11,600		Anheuser-Busch Cos., Inc.	569,328
6,075		Coca-Cola Co.	283,581
200	@, L	Hansen Natural Corp.	7,000
7,900		Pepsi Bottling Group, Inc.	244,900
240		PepsiAmericas, Inc.	5,114
11,440		PepsiCo, Inc.	722,436
			1,832,359
		Biotechnology: 0.4%
13,445	@	Amgen, Inc.	863,976
500	@	CryoLife, Inc.	3,935
400	@, L	Digene Corp.	18,912
100	@, L	Invitrogen Corp.	6,325
10,300	@, L	Millennium Pharmaceuticals, Inc.	111,240
2,200	@, L	PDL BioPharma, Inc.	41,998
500	@	Regeneron Pharmaceuticals, Inc.	9,920
2,700	@, L	Savient Pharmaceuticals, Inc.	36,558
2,100	@, L	Vertex Pharmaceuticals, Inc.	64,449
			1,157,313
		Chemicals: 0.6%
1,000		Airgas, Inc.	41,270
2,000		Chemtura Corp.	22,960
10,250		Dow Chemical Co.	448,950
1,300		FMC Corp.	95,641
1,600	L	Georgia Gulf Corp.	30,688
2,500		HB Fuller Co.	62,425
3,230		Lubrizol Corp.	167,960
6,714		Lyondell Chemical Co.	213,908
400	L	MacDermid, Inc.	13,844
6,109		Olin Corp.	105,686
400	@	OM Group, Inc.	20,268
1,200	@	Omnova Solutions, Inc.	7,296
6,180	@, L	PolyOne Corp.	41,468
500		Quaker Chemical Corp.	11,775
6,400		Sherwin-Williams Co.	425,920
5,111	L	Valspar Corp.	138,559
			1,848,618
		Commercial Services: 1.7%
500		ABM Industries, Inc.	13,155
1,200		Adesa, Inc.	33,000
300		Administaff, Inc.	10,647
700	@, L	Alliance Data Systems Corp.	41,825
7,900	@, L	Apollo Group, Inc.	373,591
100	@, L	Bankrate, Inc.	4,059
1,300	@, L	Career Education Corp.	38,454
500	L	Central Parking Corp.	11,095
500	@	Coinstar, Inc.	14,755
536	@	Consolidated Graphics, Inc.	38,195
8,700	@	Convergys Corp.	223,764
131	L	CPI Corp.	6,550
3,414	L	DeVry, Inc.	94,363
1,120	@, L	Heidrick & Struggles International, Inc.	51,330
3,677	@	Hooper Holmes, Inc.	14,156
1,100	@	ITT Educational Services, Inc.	87,978
400	@, L	Kendle International, Inc.	13,860
3,900	@, L	Korn/Ferry International	90,012
3,420	@, L	Labor Ready, Inc.	62,825
700	@, L	Laureate Education, Inc.	41,776
400	@	Live Nation, Inc.	9,256

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
2,900		Manpower, Inc.	$215,470
17,000		McKesson Corp.	947,920
35,500		Moody’s Corp.	2,297,560
5,319	@	MPS Group, Inc.	76,168
300	@, L	Pharmanet Development Group	6,096
3,000	@, L	Quanta Services, Inc.	69,570
100	@	Travelcenters of America, LLC	3,630
4,179	@, L	Valassis Communications, Inc.	69,539
380	@, L	Vertrue, Inc.	18,536
1,570	W	Viad Corp.	58,530
805	@, L	Volt Information Sciences, Inc.	27,523
2,065		Watson Wyatt Worldwide, Inc.	99,265
			5,164,453
		Computers: 4.0%
800		Agilysys, Inc.	16,800
8,000	@	Apple, Inc.	676,880
505	@, L	CACI International, Inc.	23,483
4,177	@, L	Cadence Design Systems, Inc.	83,289
900	@	Catapult Communications Corp.	9,135
1,400	@	Ceridian Corp.	45,668
115,550	@	Dell, Inc.	2,640,318
1,569		Factset Research Systems, Inc.	95,489
87,150		Hewlett-Packard Co.	3,431,948
2,100		Imation Corp.	87,381
41,410		International Business Machines Corp.	3,851,544
300	@	Kronos, Inc.	11,850
7,200	@, L	Lexmark International, Inc.	436,032
1,000	@, L	Mercury Computer Systems, Inc.	12,720
1,381	@, L	Micros Systems, Inc.	77,005
1,650	@, L	Radisys Corp.	25,938
2,800	@, L	Sandisk Corp.	101,976
3,200	@, L	SRA International, Inc.	75,840
1,810	@, L	SYKES Enterprises, Inc.	29,032
200	@, L	Synaptics, Inc.	4,908
4,212	@	Synopsys, Inc.	107,743
3,200	@	Western Digital Corp.	61,344
			11,906,323
		Cosmetics/Personal Care: 0.9%
8,000	L	Estee Lauder Cos., Inc.	383,040
36,777		Procter & Gamble Co.	2,334,972
			2,718,012
		Distribution/Wholesale: 0.1%
2,077	L	Building Materials Holding Corp.	43,181
805		Pool Corp.	28,256
2,713	@	Tech Data Corp.	101,141
			172,578
		Diversified Financial Services: 5.6%
2,900		AG Edwards, Inc.	186,209
13,225		American Express Co.	752,106
3,600	@, L	AmeriCredit Corp.	87,912
11,550		CIT Group, Inc.	652,229
89,605		Citigroup, Inc.	4,516,092
7,500		Countrywide Financial Corp.	287,100
10,650		Fannie Mae	604,175
10,000		Goldman Sachs Group, Inc.	2,016,000
2,500	L	IndyMac Bancorp., Inc.	85,825
1,440	@, L	Investment Technology Group, Inc.	58,939
65,300		JP Morgan Chase & Co.	3,225,820
700	@, L	LaBranche & Co., Inc.	6,069
16,700		Lehman Brothers Holdings, Inc.	1,224,110
9,755		Merrill Lynch & Co., Inc.	816,298
25,140		Morgan Stanley	1,883,489
100	@, L	Piper Jaffray Cos.	6,511
4,103		Raymond James Financial, Inc.	123,500
1,576		SWS Group, Inc.	41,543
2,000	@, L	TradeStation Group, Inc.	23,640
2,900		Waddell & Reed Financial, Inc.	70,702
			16,668,269

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Electric: 1.5%
40,200	@, L	AES Corp.	$857,064
19,150	L	Centerpoint Energy, Inc.	341,636
1,100		Central Vermont Public Service Corp.	27,511
1,600	L	Cleco Corp.	41,920
1,200		Duquesne Light Holdings, Inc.	24,132
3,932	@	Dynegy, Inc.	32,282
19,750		Edison International	926,670
1,900	@	El Paso Electric Co.	44,726
3,600		Northeast Utilities	104,616
1,900	L	NSTAR	64,999
5,610	L	OGE Energy Corp.	216,602
6,200	L	PNM Resources, Inc.	189,472
10,950		TECO Energy, Inc.	183,632
12,800		TXU Corp.	846,720
23,200	L	Xcel Energy, Inc.	548,216
			4,450,198
		Electrical Components & Equipment: 0.0%
300	@, L	Advanced Energy Industries, Inc.	6,042
995	L	Belden Cdt, Inc.	46,138
1,370	@	Littelfuse, Inc.	50,457
1,700	@	Magnetek, Inc.	8,908
			111,545
		Electronics: 0.3%
1,300		Amphenol Corp.	83,902
325	@, L	Avnet, Inc.	11,885
1,000	@	Benchmark Electronics, Inc.	21,480
2,065	@, L	Coherent, Inc.	62,074
900	L	CTS Corp.	12,195
1,350	L	Cubic Corp.	28,485
500	L	Gentex Corp.	8,355
11	@	Kemet Corp.	86
3,100		Methode Electronics, Inc.	33,511
1,500	@	Planar Systems, Inc.	13,410
2,200	@, L	Plexus Corp.	36,080
300	@, L	Rogers Corp.	14,523
3,700	@	Thomas & Betts Corp.	188,034
1,770	@, L	Trimble Navigation Ltd.	46,834
2,300	@	Varian, Inc.	125,189
8,500	@	Vishay Intertechnology, Inc.	121,125
			807,168
		Energy — Alternate Sources: 0.0%
200	@, L	Headwaters, Inc.	4,714
			4,714
		Engineering & Construction: 0.2%
1,550	@	EMCOR Group, Inc.	93,093
2,800	L	Granite Construction, Inc.	163,464
1,500	@	Jacobs Engineering Group, Inc.	135,510
600	@, L	Shaw Group, Inc.	18,468
910	@	URS Corp.	37,829
			448,364
		Entertainment: 0.0%
800	@	Pinnacle Entertainment, Inc.	25,872
			25,872
		Environmental Control: 0.4%
300	@	Tetra Tech, Inc.	5,349
32,400		Waste Management, Inc.	1,103,220
			1,108,569
		Food: 0.6%
13,350	L	Campbell Soup Co.	545,081
1,972		Corn Products International, Inc.	63,045
17,425		General Mills, Inc.	982,073
3,875		Hormel Foods Corp.	141,438
200	L	JM Smucker Co.	9,920
1,370	@, L	Ralcorp Holdings, Inc.	79,487
900	@, L	Smithfield Foods, Inc.	26,289
700	@	United Natural Foods, Inc.	20,846
			1,868,179
		Forest Products & Paper: 0.2%
454	@	Buckeye Technologies, Inc.	5,775

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
1,800	@	Caraustar Industries, Inc.	$14,166
6,300	L	Louisiana-Pacific Corp.	130,032
2,060	L	Rock-Tenn Co.	66,888
900		Schweitzer-Mauduit International, Inc.	21,474
6,100		Temple-Inland, Inc.	364,780
			603,115
		Gas: 0.3%
130		Cascade Natural Gas Corp.	3,380
3,460		Energen Corp.	167,741
2,050		KeySpan Corp.	84,132
16,800		NiSource, Inc.	399,672
5,585		UGI Corp.	145,824
			800,749
		Hand/Machine Tools: 0.5%
3,650		Snap-On, Inc.	182,865
20,900		Stanley Works	1,161,413
			1,344,278
		Healthcare — Products: 0.4%
900	@	Advanced Medical Optics, Inc.	34,686
2,950		Biomet, Inc.	124,874
300	L	Cooper Cos., Inc.	13,767
4,900	@, L	Cytyc Corp.	148,470
6,454		Dentsply International, Inc.	203,559
3,035	@, L	Edwards Lifesciences Corp.	153,176
1,600	@	Haemonetics Corp.	72,000
556	@, L	Hologic, Inc.	30,608
328	@	Idexx Laboratories, Inc.	28,267
1,100	@, L	Immucor, Inc.	32,714
100	@, L	Intuitive Surgical, Inc.	11,110
2,215		Johnson & Johnson	139,656
1,360	L	Mentor Corp.	65,294
1,200	@	Osteotech, Inc.	9,156
100	@, L	Palomar Medical Technologies, Inc.	4,088
800	@	Possis Medical, Inc.	9,816
1,012	@	Respironics, Inc.	41,462
2,322	@	Techne Corp.	130,775
			1,253,478
		Healthcare — Services: 2.0%
24,000		Aetna, Inc.	1,062,480
1,380	@, L	AMERIGROUP Corp.	45,650
7	@	Amsurg Corp.	161
1,400	@, L	Centene Corp.	33,768
8,800	@	Coventry Health Care, Inc.	478,896
300	@, L	Genesis HealthCare Corp.	18,915
1,700	@, L	Gentiva Health Services, Inc.	33,558
1,920	@, L	Health Net, Inc.	102,662
1,370	@, L	Healthways, Inc.	59,581
9,875	@	Humana, Inc.	590,920
500	@, L	Lincare Holdings, Inc.	19,525
1,723	@, L	Odyssey HealthCare, Inc.	23,398
1,290	@	Pediatrix Medical Group, Inc.	69,789
1,180	@, L	Sierra Health Services, Inc.	43,849
700	@	United Surgical Partners International, Inc.	21,378
35,400		UnitedHealth Group, Inc.	1,847,880
19,050	@	WellPoint, Inc.	1,512,380
			5,964,790
		Holding Companies — Diversified: 0.0%
5,100	L	Leucadia National Corp.	144,381
			144,381
		Home Builders: 0.1%
1,200	@, L	Champion Enterprises, Inc.	9,516
115	@, L	NVR, Inc.	77,855
1,830		Winnebago Industries	59,512
			146,883
		Home Furnishings: 0.0%
900	@, L	Audiovox Corp.	13,590
1,050	L	Ethan Allen Interiors, Inc.	38,703
			52,293

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.0%
900	L	American Greetings Corp.	$21,078
1,909		Blyth, Inc.	39,135
400	L	John H. Harland Co.	20,200
600	L	Tupperware Corp.	14,046
			94,459
		Housewares: 0.0%
1,830	L	Toro Co.	96,167
			96,167
		Insurance: 4.7%
14,800	@@	ACE Ltd.	831,168
19,750		Allstate Corp.	1,186,185
5,750		AMBAC Financial Group, Inc.	503,930
3,592		American Financial Group, Inc.	125,720
27,950		American International Group, Inc.	1,875,445
166		Arthur J Gallagher & Co.	4,753
17,300		Chubb Corp.	883,165
2,120		Delphi Financial Group	83,295
2,520	@@	Everest Re Group Ltd.	244,969
2,728		Fidelity National Title Group, Inc.	65,472
22,400		Genworth Financial, Inc.	792,288
11,544		Hartford Financial Services Group, Inc.	1,091,601
5,500	L	HCC Insurance Holdings, Inc.	172,425
3,200	L	Horace Mann Educators Corp.	64,768
1,115		Landamerica Financial Group, Inc.	77,571
20,650		Loews Corp.	897,036
23,000		Metlife, Inc.	1,452,450
3,638		Old Republic International Corp.	81,200
2,285	@, L	Philadelphia Consolidated Holding Co.	104,904
1,100	L	PMI Group, Inc.	51,557
1,730		Presidential Life Corp.	35,327
1,680	@, L	ProAssurance Corp.	86,520
34,150		Progressive Corp.	783,060
3,000	L	Protective Life Corp.	133,230
15,014	L	Prudential Financial, Inc.	1,365,373
1,650	L	Radian Group, Inc.	94,793
100		RLI Corp.	5,606
5,985	L	Safeco Corp.	399,319
1,070		Safety Insurance Group, Inc.	45,443
200	@, L	SCPIE Holdings, Inc.	4,646
2,900	L	Selective Insurance Group	70,876
2,700		Stancorp Financial Group, Inc.	130,140
2,219		Unitrin, Inc.	101,541
5,523		WR Berkley Corp.	180,050
1,880		Zenith National Insurance Corp.	90,522
			14,116,348
		Internet: 0.2%
200	@, L	Blue Coat Systems, Inc.	6,466
200	@, L	Blue Nile, Inc.	7,800
457	@	F5 Networks, Inc.	33,187
800	@, L	Infospace, Inc.	18,240
800	@, L	j2 Global Communications, Inc.	19,232
2,410	@	McAfee, Inc.	72,589
3,800	@	Napster, Inc.	14,782
62	@	NetFlix, Inc.	1,397
1,900	@	PC-Tel, Inc.	19,760
1,200	@, L	Stamps.com, Inc.	18,612
2,410	L	United Online, Inc.	31,692
13,150	@, L	VeriSign, Inc.	332,695
400	@	WebEx Communications, Inc.	17,372
			593,824
		Iron/Steel: 0.6%
370		Carpenter Technology Corp.	43,864
990		Chaparral Steel Co.	49,332
787		Cleveland-Cliffs, Inc.	44,387
400		Gibraltar Industries, Inc.	9,300
400	@	Material Sciences Corp.	4,308
15,900	L	Nucor Corp.	967,833
590	L	Ryerson, Inc.	20,296
300	L	Steel Dynamics, Inc.	11,322

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel (continued)
7,200		United States Steel Corp.	$638,064
			1,788,706
		Leisure Time: 0.1%
5,650		Brunswick Corp.	184,473
600	L	Polaris Industries, Inc.	28,734
1,600		Sabre Holdings Corp.	51,728
			264,935
		Lodging: 0.1%
2,250		Harrah’s Entertainment, Inc.	190,103
			190,103
		Machinery — Construction & Mining: 0.0%
2,245		Joy Global, Inc.	99,543
			99,543
		Machinery — Diversified: 0.2%
200	@, L	AGCO Corp.	7,250
500		Applied Industrial Technologies, Inc.	11,995
3,250		Cummins, Inc.	437,710
2,538	@	Gardner Denver, Inc.	85,962
912	L	IDEX Corp.	47,433
200	@, L	Intevac, Inc.	5,454
960		Manitowoc Co., Inc.	56,352
1,121		Nordson Corp.	54,682
300		Robbins & Myers, Inc.	11,751
			718,589
		Media: 1.9%
8,200		CBS Corp. — Class B	248,870
6,200		Clear Channel Communications, Inc.	224,316
22,350		McGraw-Hill Cos., Inc.	1,444,034
25,600		News Corp., Inc. — Class A	576,768
1,300	L	Reader’s Digest Association, Inc.	22,061
2,300	L	Tribune Co.	69,069
3,050	@, L	Univision Communications, Inc.	109,800
91,650		Walt Disney Co.	3,139,929
			5,834,847
		Metal Fabricate/Hardware: 0.1%
877		AM Castle & Co.	25,258
2,800		Commercial Metals Co.	77,112
1,793	L	Quanex Corp.	70,088
			172,458
		Mining: 0.1%
2,500		Phelps Dodge Corp.	312,275
			312,275
		Miscellaneous Manufacturing: 2.6%
1,940	L	Acuity Brands, Inc.	107,476
1,033	L	AO Smith Corp.	39,946
467		Aptargroup, Inc.	30,729
400	@, L	Ceradyne, Inc.	20,640
5,550		Cooper Industries Ltd.	509,157
4,100		Crane Co.	156,169
17,700	L	Eastman Kodak Co.	422,676
9,000		Eaton Corp.	729,090
1,620	@, L	EnPro Industries, Inc.	61,544
63,465		General Electric Co.	2,216,198
200		Harsco Corp.	17,160
36,550		Honeywell International, Inc.	1,697,382
7,200		Parker Hannifin Corp.	593,208
1,400		Pentair, Inc.	43,708
500		Roper Industries, Inc.	26,560
1,000		Standex International Corp.	28,160
1,770	@	Sturm Ruger & Co., Inc.	18,603
2,816		Teleflex, Inc.	188,447
1,100	L	Tredegar Corp.	24,541
24,800	@, @@	Tyco International Ltd.	764,584
			7,695,978
		Office Furnishings: 0.0%
2,209		Herman Miller, Inc.	84,980
			84,980
		Office/Business Equipment: 0.3%
58,450	@	Xerox Corp.	1,009,432
			1,009,432

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 5.3%
38,361		Chevron Corp.	$2,631,948
4,850		ConocoPhillips	317,287
100,760		ExxonMobil Corp.	7,222,477
1,100	@, L	Forest Oil Corp.	35,090
7,306	L	Helmerich & Payne, Inc.	198,723
26,250		Marathon Oil Corp.	2,381,925
4,100	@	Newfield Exploration Co.	177,202
3,756	L	Noble Energy, Inc.	216,233
25,300		Occidental Petroleum Corp.	1,168,354
1,040		Penn Virginia Corp.	72,467
200	@, L	Petroleum Development Corp.	10,474
200		Pioneer Natural Resources Co.	7,690
810	@	Plains Exploration & Production Co.	36,960
2,900	@	Pride International, Inc.	83,520
500	@, L	Southwestern Energy Co.	19,500
2,390	L	St. Mary Land & Exploration Co.	86,064
390	@, L	Stone Energy Corp.	11,973
20,050		Valero Energy Corp.	1,155,883
			15,833,770
		Oil & Gas Services: 0.5%
3,300	@	Grant Prideco, Inc.	143,253
33,600		Halliburton Co.	1,037,568
1,754	@, L	Helix Energy Solutions Group, Inc.	58,882
900	@, L	Hornbeck Offshore Services, Inc.	24,093
800	@, L	Lone Star Technologies	38,024
100		Lufkin Industries, Inc.	5,384
1,020	@, L	SEACOR Holdings, Inc.	98,736
4,230	L	Tidewater, Inc.	219,833
			1,625,773
		Packaging & Containers: 0.4%
28,800	@, L	Pactiv Corp.	927,360
4,607		Sonoco Products Co.	170,551
			1,097,911
		Pharmaceuticals: 3.3%
19,350		AmerisourceBergen Corp.	1,019,165
400	@, L	Bradley Pharmaceuticals, Inc.	7,752
5,250		Caremark Rx, Inc.	323,348
200	@	Cephalon, Inc.	14,216
17,200	@	Forest Laboratories, Inc.	890,272
18,000	@, L	King Pharmaceuticals, Inc.	335,700
1,500	L	Medicis Pharmaceutical Corp.	54,540
52,550		Merck & Co., Inc.	2,320,608
500	@, L	MGI Pharma, Inc.	10,610
12,250	L	Mylan Laboratories	259,333
1,110	@, L	NBTY, Inc.	54,035
1,500	@, L	Noven Pharmaceuticals, Inc.	36,930
500		Omnicare, Inc.	20,770
83,325		Pfizer, Inc.	2,079,792
84,150		Schering-Plough Corp.	1,975,842
700	@, L	Sciele Pharma, Inc.	16,100
1,900	@, L	Sepracor, Inc.	99,864
2,630	@	Theragenics Corp.	12,650
560	@, L	USANA Health Sciences, Inc.	32,519
700	@	Viropharma, Inc.	11,200
4,900		Wyeth	239,708
			9,814,954
		Pipelines: 0.2%
1,300		Kinder Morgan, Inc.	137,488
1,400		Oneok, Inc.	58,324
5,350		Questar Corp.	450,149
			645,961
		Real Estate: 0.0%
2,650	@	Realogy Corp.	78,387
			78,387
		Real Estate Investment Trusts: 0.2%
800		AMB Property Corp.	47,024
780	L	Colonial Properties Trust	35,841

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts (continued)
430	L	Essex Property Trust, Inc.	$59,723
700	L	Highwoods Properties, Inc.	30,926
5,611	L	Hospitality Properties Trust	258,499
200		Inland Real Estate Corp.	3,822
900		Longview Fibre Co.	22,158
500		LTC Properties, Inc.	12,930
1,000		Macerich Co.	93,600
			564,523
		Retail: 3.8%
400	@, L	99 Cents Only Stores	5,972
765		Abercrombie & Fitch Co.	59,800
2,900	@, L	Aeropostale, Inc.	106,256
5,020	L	American Eagle Outfitters	155,871
3,600	@	AnnTaylor Stores Corp.	127,764
400		Barnes & Noble, Inc.	16,376
6,700	@, L	Big Lots, Inc.	167,701
800		Brinker International, Inc.	27,208
1,388		Brown Shoe Co., Inc.	71,204
700		Cash America International, Inc.	28,427
700	@, L	CEC Entertainment, Inc.	29,848
5,535	@, L	Charming Shoppes, Inc.	69,021
330	@	Childrens Place Retail Stores, Inc.	17,972
410	L	Christopher & Banks Corp.	7,614
8,800		Circuit City Stores, Inc.	167,464
2,395		Claire’s Stores, Inc.	76,975
4,500	@	Dollar Tree Stores, Inc.	153,495
2,820	@	Dress Barn, Inc.	59,276
9,200		Family Dollar Stores, Inc.	266,524
21,050		Federated Department Stores, Inc.	940,093
400	@, L	First Cash Financial Services, Inc.	8,992
57,600		Gap, Inc.	1,105,344
1,350		Group 1 Automotive, Inc.	62,465
600	@	HOT Topic, Inc.	6,396
1,440	@, L	Jack in the Box, Inc.	98,410
200	@, L	Jo-Ann Stores, Inc.	4,506
19,750	@	Kohl’s Corp.	1,362,553
33,300		McDonald’s Corp.	1,455,876
1,980		Men’s Wearhouse, Inc.	87,674
300		Movado Group, Inc.	8,853
11,950		Nordstrom, Inc.	634,426
17,100	@, L	Office Depot, Inc.	570,456
4,650	L	OfficeMax, Inc.	241,335
1,000		OSI Restaurant Partners, Inc.	40,000
540	@, L	Panera Bread Co.	33,064
3,030	@, L	Payless Shoesource, Inc.	93,627
3,300		Petsmart, Inc.	100,023
8,300	L	RadioShack Corp.	207,251
800	L	Regis Corp.	33,664
5,900		Ross Stores, Inc.	193,343
2,100	@, L	Saks, Inc.	40,572
1,100	@, L	School Specialty, Inc.	41,041
2,415	@, L	Select Comfort Corp.	44,750
3,542	@, L	Sonic Corp.	76,755
8,300	@, L	Starbucks Corp.	256,470
23,500		TJX Cos., Inc.	646,250
900		Triarc Cos.	16,227
1,138	@, L	Tween Brands, Inc.	40,797
27,970		Wal-Mart Stores, Inc.	1,350,951
			11,416,932
		Savings & Loans: 0.1%
1,420	L	Anchor Bancorp. Wisconsin, Inc.	40,143
2,200	L	Bankunited Financial Corp.	53,724
100		Downey Financial Corp.	6,554
970	@, L	FirstFed Financial Corp.	55,484
6,200	L	Washington Mutual, Inc.	267,096
			423,001
		Semiconductors: 0.8%
1,660	@, L	Actel Corp.	27,788
18,750	@, L	Altera Corp.	395,813

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
8,800		Applied Materials, Inc.	$163,416
13,400	@, L	Atmel Corp.	74,236
5,000	@, L	Brooks Automation, Inc.	77,650
1,800	@, L	DSP Group, Inc.	37,062
3,000	@	Fairchild Semiconductor International, Inc.	56,130
8,000	@	Integrated Device Technology, Inc.	129,760
800	L	Intersil Corp.	21,160
1,100	@, L	Kulicke & Soffa Industries, Inc.	10,450
2,197	@, L	Lam Research Corp.	98,118
2,800	@	MEMC Electronic Materials, Inc.	144,396
2,960	L	Microchip Technology, Inc.	105,376
31,900	@, L	Micron Technology, Inc.	378,334
6,400	@, L	Novellus Systems, Inc.	206,080
2,260	@, L	Pericom Semiconductor Corp.	22,871
600	@, L	Photronics, Inc.	9,252
5,600	@, L	Semtech Corp.	80,248
900	@	Skyworks Solutions, Inc.	5,940
11,650	@, L	Teradyne, Inc.	187,798
1,157	@, L	Varian Semiconductor Equipment Associates, Inc.	55,293
			2,287,171
		Software: 1.4%
2,417		Acxiom Corp.	51,627
200	@	Allscripts Healthcare Solutions, Inc.	5,416
400	@	Altiris, Inc.	13,016
605	@	Ansys, Inc.	30,867
16,250	@	BMC Software, Inc.	501,475
54,200		CA, Inc.	1,411,910
1,760	@	Captaris, Inc.	10,930
21,600	@	Compuware Corp.	197,640
2,425	@, L	CSG Systems International	59,801
3,500	@, L	Dendrite International, Inc.	44,590
1,146	@	Dun & Bradstreet Corp.	101,169
2,100		Fair Isaac Corp.	81,963
33,600		First Data Corp.	857,808
1,800		Global Payments, Inc.	69,246
1,055	@, L	Hyperion Solutions Corp.	45,196
300		Inter-Tel, Inc.	6,942
700	@, L	Keane, Inc.	9,604
300	@, L	Mantech International Corp.	10,335
1,820	@, L	Mapinfo Corp.	25,480
22,240		Microsoft Corp.	626,501
500	@	SPSS, Inc.	17,285
4,810	@, L	Sybase, Inc.	120,202
			4,299,003
		Telecommunications: 2.7%
2,396	@	3Com Corp.	9,273
2,600	@	Adaptec, Inc.	9,490
460	@, L	Anixter International, Inc.	28,520
75,765		AT&T, Inc.	2,788,152
2,400	@	C-COR, Inc.	32,760
11,500	@	Cincinnati Bell, Inc.	52,555
112,075	@	Cisco Systems, Inc.	2,907,226
315		Commonwealth Telephone Enterprises, Inc.	13,457
2,770	@, L	Ditech Networks, Inc.	21,468
300	@	General Communication, Inc.	4,449
1,200	@	Harmonic, Inc.	10,572
1,793	L	Harris Corp.	88,000
66,700		Motorola, Inc.	1,235,284
2,080	@	Network Equipment Technologies, Inc.	16,453
17,700		Qualcomm, Inc.	712,956
3,195	L	Telephone & Data Systems, Inc.	177,930
1,000	@	Tollgrade Communications, Inc.	11,990
3,900	@, L	Utstarcom, Inc.	36,036
			8,156,571
		Textiles: 0.1%
800		Angelica Corp.	21,992
2,400	@, L	Mohawk Industries, Inc.	210,048
			232,040

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 0.2%
9,700		Hasbro, Inc.	$274,413
200	@, L	Jakks Pacific, Inc.	4,902
17,450		Mattel, Inc.	453,875
			733,190
		Transportation: 0.7%
3,080		CH Robinson Worldwide, Inc.	156,957
500	@	EGL, Inc.	17,605
670	L	Expeditors International Washington, Inc.	30,050
13,150		FedEx Corp.	1,501,467
1,930	@, L	HUB Group, Inc.	61,123
670	@, L	Kansas City Southern	21,467
100	@	Kirby Corp.	3,654
807		Landstar System, Inc.	36,065
1,530	@	Old Dominion Freight Line	47,598
1,075		Overseas Shipholding Group	65,124
700	@, L	Swift Transportation Co., Inc.	21,553
			1,962,663
		Total Common Stock
		(Cost $155,918,838)	176,187,763

EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
3,400	@, L	iShares S&P SmallCap 600 Index Fund	227,392
2,300	@, L	Midcap SPDR Trust Series 1	352,245
		Total Exchange-Traded Funds
		(Cost $573,050)	579,637
PREFERRED STOCK: 0.4%
		Banks: 0.1%
9,325	@@, #, P	Santander Finance Preferred SA Unipersonal	233,125
			233,125
		Diversified Financial Services: 0.1%
11,377	P	Merrill Lynch & Co., Inc.	297,622
			297,622
		Insurance: 0.2%
12,600	@@, P	Aegon NV	321,804
4,707	@@, P	Aegon NV — Series 1	123,041
11,619	P	Metlife, Inc.	308,252
			753,097
		Total Preferred Stock
		(Cost $1,250,911)	1,283,844
WARRANTS: 0.0%
		Building Materials:
400	#, I, X	Dayton Superior Corp.	4
		Total Warrants
		(Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 8.3%
		Airlines:
$28,583	C	Continental Airlines, Inc., 7.640%, due 04/02/11	$29,244
118,000		United AirLines, Inc., 3.640%, due 09/01/11	134,004
			163,248
		Auto Manufacturers:
251,000		Ford Motor Co., Discount Note, due 11/29/13	254,196
9,000	L	Ford Motor Co., 9.490%, due 07/16/31	7,268
47,000	C, L	General Motors Corp., 9.050%, due 07/15/33	43,828
111,000		General Motors Corp., 9.120%, due 09/01/25	94,073
			399,365
		Banks:
270,000	@@, C	Australia & New Zealand Banking Group Ltd., 6.390%, due 10/29/49	234,901
234,000	@@, #, C	Banco Mercantil del Norte SA, 5.870%, due 10/13/16	238,527
114,000	@@	Banco Santander Chile SA, 5.180%, due 07/18/12	125,623
100,000	@@, C	Bank of Ireland, 6.460%, due 12/29/49	87,078

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$110,000	@@, C	Bank of Nova Scotia, 6.490%, due 08/21/85	$93,266
30,000	@@	Bank of Scotland, 6.450%, due 11/30/49	25,877
12,000	C	BankAmerica Capital II, 7.600%, due 12/15/26	12,489
60,000	@@, C	Barclays Bank PLC, 6.370%, due 12/31/49	52,427
180,000	@@, C	BNP Paribas, 6.350%, due 09/29/49	154,262
242,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.660%, due 04/15/49	235,506
111,000	@@, #, C	Danske Bank A/S, 5.740%, due 12/29/49	114,026
90,000	@@, C	Den Norske Bank ASA, 6.430%, due 08/29/49	76,950
20,000	@@, C	Den Norske Bank ASA, 6.510%, due 11/29/49	17,286
211,000	#, C	Dresdner Funding Trust I, 6.270%, due 06/30/31	260,288
335,000	@@, #, C	HBOS PLC, 5.390%, due 11/29/49	334,028
310,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 6.510%, due 07/29/49	261,751
200,000	@@, C	HSBC Bank PLC, 6.540%, due 06/29/49	174,000
200,000	@@, C	HSBC Bank PLC, 6.640%, due 06/29/49	170,500
279,000	@@, #, C	ICICI Bank Ltd., 6.180%, due 04/30/22	284,251
160,000	@@, C	Lloyds TSB Bank PLC, 6.350%, due 08/29/49	138,010
20,000	@@, C	Lloyds TSB Bank PLC, 6.390%, due 11/29/49	17,404
170,000	@@, C	Lloyds TSB Bank PLC, 6.400%, due 06/29/49	149,479
3,000	C	M&I Capital Trust A, 7.330%, due 12/01/26	3,100
101,000	C	Mellon Capital I, 7.340%, due 12/01/26	104,957
210,000	@@, C	Mizuho Financial Group Cayman Ltd., 7.890%, due 12/31/49	222,435
100,000	@@, C	National Australia Bank Ltd., 6.410%, due 10/29/49	86,737
20,000	@@, C, L	National Westminster Bank PLC, 6.390%, due 11/29/49	17,202
200,000	@@, C	National Westminster Bank PLC, 6.510%, due 08/29/49	172,720
167,000	#, C	Rabobank Capital Funding II, 5.330%, due 12/29/49	165,151
155,000	#, C	Rabobank Capital Funding Trust, 5.340%, due 12/31/49	152,663
142,000	C	RBS Capital Trust I, 5.510%, due 09/30/49	141,951
254,000	@@, #, C	Resona Bank Ltd., 5.830%, due 09/29/49	254,933
240,000	@@, C	Royal Bank of Scotland Group PLC, 6.490%, due 12/29/49	205,789
90,000	@@, C	Societe Generale, 6.290%, due 11/29/49	77,719
310,000	@@, C	Standard Chartered PLC, 6.660%, due 11/29/49	261,950
310,000	@@, C	Standard Chartered PLC, 6.670%, due 12/29/49	258,075
220,000	@@, C	Standard Chartered PLC, 6.720%, due 07/29/49	182,160
40,000	@@, C	Standard Chartered PLC, 6.740%, due 01/29/49	33,138
233,000	@@, C	Sumitomo Mitsui Banking Corp., 7.860%, due 08/01/49	241,381
185,000	C	Wachovia Capital Trust III, 5.690%, due 12/31/49	188,252
110,000	@@, C	Westpac Banking Corp., 6.460%, due 09/30/49	94,073
97,000	#, C	Westpac Capital Trust IV, 5.460%, due 12/29/49	93,746
318,000	@@, #, C	Woori Bank, 5.720%, due 05/03/16	327,129
			6,543,190
		Chemicals:
145,000	C	Lyondell Chemical Co., 7.010%, due 09/15/14	153,338
82,000	C	Lyondell Chemical Co., 7.080%, due 09/15/16	88,560
40,000		Stauffer Chemical, 5.380%, due 04/15/10	33,956
70,000		Stauffer Chemical, 5.720%, due 04/15/18	37,699
90,000		Stauffer Chemical, 7.340%, due 04/15/17	51,296
273,000	L	Union Carbide Corp., 7.060%, due 10/01/96	299,664
			664,513
		Diversified Financial Services:
514,000	@@, #, C	Aiful Corp., 5.570%, due 02/16/10	498,413
36,000	@@, #, I	Alpine III, 5.890%, due 08/16/14	36,106
36,000	@@, #, I	Alpine III, 6.290%, due 08/16/14	36,125
55,000	@@, #, I	Alpine III, 8.060%, due 08/16/14	55,360
95,000	@@, #, I	Alpine III, 11.070%, due 08/16/14	97,450
515,000	#	Astoria Depositor Corp., 6.970%, due 05/01/21	569,217
238,503	@@, #	Brazilian Merchant Voucher Receivables Ltd., 6.310%, due 06/15/11	234,925
185,000	#, C	Corestates Capital Trust I, 7.610%, due 12/15/26	192,283
206,000	@@	Eksportfinans A/S, 4.890%, due 10/26/11	207,984
105,000	@@, C	Financiere CSFB NV, 6.400%, due 03/29/49	90,300
127,000		Ford Motor Credit Co., 8.060%, due 01/13/12	127,838
305,000		Ford Motor Credit Co., 8.170%, due 12/15/16	301,590
260,000		Ford Motor Credit Co., 9.060%, due 04/15/12	281,525
214,000	C	Fund American Cos., Inc., 5.670%, due 05/15/13	216,243
318,000		General Motors Acceptance Corp., 6.540%, due 03/02/11	325,862
150,000	#, C	HVB Funding Trust III, 6.270%, due 10/22/31	201,026
79,000	C	JPM Capital Trust I, 7.190%, due 01/15/27	81,929
352,000	#, C	Mangrove Bay Pass-Through Trust, 6.190%, due 07/15/33	348,222
200,000	@@, #	Mantis Reef Ltd., 5.550%, due 11/03/09	196,322
208,000	@@, C	MUFG Capital Finance 1 Ltd., 6.090%, due 12/31/49	216,164

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$109,000	@@, C	Paribas, 6.380%, due 12/31/49	$94,020
59,111	@@, #, C	Petroleum Export Ltd., 4.980%, due 06/15/10	58,471
92,492	@@, #, C	Petroleum Export Ltd., 5.800%, due 06/15/11	90,622
208,511	@@, #, C	PF Export Receivables Master Trust, 6.120%, due 06/01/15	212,811
390,000	#, C	Piper Jaffray Equipment Trust Securities, 6.520%, due 09/10/11	382,200
244,122	#, C	Piper Jaffray Equipment Trust Securities, 6.820%, due 04/01/11	243,511
124,000	C	Residential Capital, LLC, 6.280%, due 04/17/13	125,355
350,000	C	Southern Star Central Corp., 6.640%, due 03/01/16	352,625
1,152,716	#	Toll Road Investors Partnership II LP, 17.080%, due 02/15/45	152,127
100,000	#, C	Twin Reefs Pass-Through Trust, 6.300%, due 12/10/49	100,348
221,000	@@, C	UFJ Finance Aruba AEC, 8.270%, due 12/31/49	233,328
			6,360,302
		Electric:
285,453	C	CE Generation, LLC, 6.620%, due 12/15/18	303,876
158,000	C	Cleveland Electric Illuminating Co., 6.040%, due 12/15/36	156,115
445,000	C, L	Commonwealth Edison Co., 6.180%, due 07/15/18	472,741
59,000	@@	Empresa Nacional de Electricidad SA, 5.700%, due 08/01/15	70,429
229,000	#, C	ITC Holdings Corp., 5.680%, due 09/30/16	232,301
85,859	#, C	Juniper Generation, LLC, 7.220%, due 12/31/14	83,671
161,000	C	Nevada Power Co., 5.560%, due 03/15/16	165,386
317,000	C	NorthWestern Corp., 5.950%, due 11/01/14	315,583
28,881		PPL Montana, LLC, 7.590%, due 07/02/20	32,035
286,000	C	Sierra Pacific Power Co., 5.390%, due 04/15/12	296,931
			2,129,068
		Energy - Alternate Sources:
200,000		Greater Ohio Ethanol, LLC, Discount Note, due 12/31/13	198,750
200,000		Greater Ohio Ethanol, LLC, 12.600%, due 12/31/13	200,313
			399,063
		Food:
894,000	C	HJ Heinz Finance Co., 5.280%, due 07/15/11	940,399
			940,399
		Gas:
257,000	@@, #, C	Nakilat, Inc., 6.030%, due 12/31/33	258,349
137,000	@@, #, C	Nakilat, Inc., 6.210%, due 12/31/33	137,995
416,000	C, L	Southern Union Co., 7.140%, due 11/01/66	419,258
			815,602
		Insurance:
340,000	@@, C	Aegon NV, 6.150%, due 12/31/49	293,189
			293,189
		Media:
388,000	#, C	Charter Communications Operating, LLC, 7.420%, due 04/30/14	408,370
			408,370
		Mining:
328,000	C	Southern Copper Corp., 6.600%, due 07/27/35	365,848
			365,848
		Multi-National:
173,000	@@	Corp. Andina de Fomento CAF, 5.510%, due 05/05/15	168,631
			168,631
		Oil & Gas:
53,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.320%, due 11/15/12	56,692
72,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.440%, due 03/15/14	69,641
125,000	@@, #	Gaz Capital for Gazprom, 6.180%, due 11/22/16	125,250
319,000	C	Hess Corp., 6.170%, due 08/15/31	364,399
142,000	C	Pemex Project Funding Master Trust, 6.350%, due 06/15/35	147,148
173,000	#	Pemex Project Funding Master Trust, 6.470%, due 06/15/10	178,017
145,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.590%, due 09/30/20	141,055
295,000	#	Sabine Pass LNG LP, 7.200%, due 11/30/13	295,738
185,000	#	Sabine Pass LNG LP, 7.460%, due 11/30/16	185,463
299,000	@@, #	TNK-BP Finance SA, 6.630%, due 07/18/16	316,940
			1,880,343
		Pipelines:
329,000	#, C, I	Cameron Highway Oil Pipeline System Project, 6.020%, due 12/15/17	324,785
54,000	C	Northwest Pipeline Corp., 5.900%, due 06/15/16	58,185
113,000	C	Transcontinental Gas Pipe Line Corp., 5.810%, due 04/15/16	117,661
81,000	#, C	Williams Partners LP, 6.030%, due 06/15/11	85,455
			586,086
		Real Estate Investment Trusts:
36,000	C	Liberty Property LP, 5.270%, due 08/15/12	37,870
107,000	C	Liberty Property LP, 5.340%, due 04/15/09	112,128

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Real Estate Investment Trusts (continued)
$524,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.070%, due 05/01/13	$542,204
34,000	C	Rouse Co., 5.990%, due 09/15/12	35,912
206,000	C	Simon Property Group L.P., 5.110%, due 03/01/12	204,968
			933,082
		Retail:
288,000	C	Home Depot, Inc., 5.830%, due 12/16/36	289,997
			289,997
		Telecommunications:
305,000		Bellsouth Telecommunications, Inc., 6.670%, due 12/01/95	320,193
54,000	@@, #, C	Intelsat Bermuda Ltd., 8.620%, due 01/15/15	55,553
555,000	@@, C	Rogers Wireless, Inc., 5.640%, due 12/15/12	598,706
112,000	C	Sprint Nextel Corp., 6.030%, due 12/01/16	111,767
255,000	@@, C	TELUS Corp., 5.360%, due 06/01/11	280,305
80,000	@@, C	Vodafone Group PLC, 5.600%, due 02/27/17	80,168
109,000	@@, C	Vodafone Group PLC, 6.150%, due 02/27/37	109,057
			1,555,749
		Total Corporate Bonds/Notes
		(Cost $24,585,500)	24,896,045
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.0%
		Federal Home Loan Bank:
475,000		4.780%, due 10/02/09	477,478
450,000	L	4.790%, due 08/19/11	460,470
485,000	L	5.110%, due 06/13/16	503,364
			1,441,312
		Federal Home Loan Mortgage Corporation:
260,750	C, S	4.670%, due 12/15/16	257,285
500,000		4.790%, due 04/18/11	506,224
777,000	L	4.820%, due 09/15/09	810,266
361,866	C, S	5.040%, due 08/15/16	360,752
354,709	C, S	5.050%, due 08/15/21	353,010
370,000	C, S	5.070%, due 02/15/20	349,897
372,000	C, S	5.080%, due 12/15/17	369,514
478,000		5.110%, due 06/27/16	500,493
69,597		5.110%, due 04/01/35	68,656
97,000	C	5.200%, due 05/15/20	95,176
1,138,000	W	5.200%, due 03/15/34	1,104,571
388,000	C, S	5.310%, due 04/15/23	374,895
1,015,000	C	5.400%, due 12/27/11	1,013,982
95,000	C	5.490%, due 09/15/32	95,098
89,000	C	5.490%, due 10/15/32	89,072
148,000	C	5.520%, due 12/15/20	147,756
79,000	C	5.550%, due 11/15/32	78,508
221,000	W	5.550%, due 03/15/34	219,343
26,915		5.580%, due 06/01/36	26,599
701,423	C, S	5.710%, due 08/15/20	687,422
47,965		5.720%, due 04/01/14	48,752
459,385	C, S	5.800%, due 01/15/29	470,873
342,000	C, S	5.820%, due 01/15/29	349,721
348,161	C, S	5.910%, due 01/15/29	352,037
734,000	W	5.930%, due 03/15/34	740,881
5,368		6.250%, due 11/01/28	5,525
101,654		6.280%, due 12/01/31	104,449
			9,580,757
		Federal National Mortgage Corporation:
178,592		4.680%, due 08/01/35	175,397
106,455	C	4.780%, due 12/25/42	105,966
93,000	W	4.860%, due 03/15/19	90,152
17,000	W	4.870%, due 03/15/34	16,044
279,271	S	4.870%, due 08/01/35	276,395
591,000	L	4.890%, due 09/15/16	606,988
1,244,000	L	4.940%, due 08/01/12	1,262,123
206,630	S	5.050%, due 02/25/29	205,392
218,000	L	5.100%, due 11/15/30	263,580
98,818		5.120%, due 07/01/35	97,785
6,001,000	W	5.130%, due 03/16/21	5,922,237
143,686		5.160%, due 09/01/35	143,480
6,675,000	W	5.190%, due 03/13/37	6,481,011

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$75,969		5.280%, due 08/01/35	$75,250
584,000	W	5.500%, due 03/01/18	585,460
191,000	S	5.540%, due 05/25/30	189,930
218,829	S	5.540%, due 11/01/32	217,707
580,741	S	5.540%, due 11/01/33	577,590
348,518	S	5.540%, due 11/01/33	346,731
910,000	^	5.550%, due 03/15/36	902,891
26,251		5.580%, due 07/01/36	25,934
597,739	S	5.610%, due 12/25/36	588,341
409,046	S	5.620%, due 01/25/36	401,888
107,759		5.760%, due 08/01/16	109,597
328,010	S	5.770%, due 04/25/31	337,713
31,521		5.800%, due 10/01/18	32,050
434,216	S	5.820%, due 07/25/29	443,806
183,939	S	5.820%, due 07/25/29	188,044
137,776		6.260%, due 04/01/30	141,770
662,000		6.350%, due 03/13/37	675,033
101,876		6.700%, due 06/01/31	105,570
4,972		6.770%, due 08/01/35	5,119
15,159		7.120%, due 09/01/30	15,814
3,884		7.120%, due 10/01/30	4,052
105,062	C	7.190%, due 01/25/48	109,412
			21,726,252
		Government National Mortgage Association:
8,524		5.340%, due 04/20/28	8,572
76,856		6.250%, due 06/15/29	79,191
77,391		6.270%, due 01/15/32	79,665
100,647		7.070%, due 12/15/23	104,847
			272,275
		Total U.S. Government Agency Obligations
		(Cost $32,950,251)	33,020,596
U.S. TREASURY OBLIGATIONS: 6.0%
		U.S. Treasury Bonds:
2,350,000	L	4.550%, due 02/15/17	2,364,321
4,050,000	L	4.690%, due 02/15/36	3,929,136
400,000	L	4.740%, due 02/15/21	526,813
			6,820,270
		U.S. Treasury Notes:
4,260,000		4.500%, due 02/29/12	4,283,630
862,000	L	4.510%, due 01/31/12	870,991
959,000	L	4.540%, due 02/15/10	964,545
46,000		4.620%, due 02/28/09	46,115
2,058,000	L	4.640%, due 01/31/09	2,066,683
			8,231,964
		U.S. Treasury STRIP:
1,663,000	L, ^^	Discount Note, due 02/15/36	439,378
			439,378
		Treasury Inflation Indexed Protected Securities:
865,000	L	1.700%, due 04/15/11	888,232
474,000	L	1.970%, due 01/15/16	475,007
997,000	L	2.170%, due 01/15/17	1,015,049
			2,378,288
		Total U.S. Treasury Obligations
		(Cost $17,657,639)	17,869,900
ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities:
25,000	C	AmeriCredit Automobile Receivables Trust, 4.460%, due 07/06/09	24,868
63,608	C	Capital One Auto Finance Trust, 3.440%, due 09/15/10	63,065
12,736	C	Honda Auto Receivables Owner Trust, 3.070%, due 03/16/09	12,665
19,983	C	Nissan Auto Receivables Owner Trust, 2.390%, due 03/16/09	19,847
			120,445
		Credit Card Asset-Backed Securities:
55,000	C	Bank One Issuance Trust, 4.750%, due 09/15/10	54,629
			54,629
		Home Equity Asset-Backed Securities:
84,121	C	BAYV 2003-F A, 6.060%, due 09/28/43	84,200

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Home Equity Asset-Backed Securities (continued)
91,000	C	Citigroup Mortgage Loan Trust, Inc., Discount Note, due 12/25/36	$91,000
39,000	C	Citigroup Mortgage Loan Trust, Inc., Discount Note, due 12/25/36	39,000
508,000	C, S	GSAA Trust, 5.820%, due 09/25/36	512,763
413,000	C, S	GSAA Trust, 5.970%, due 07/25/36	418,163
23,319	C	Merrill Lynch Mortgage Investors, Inc., 5.660%, due 07/25/34	23,394
303,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.840%, due 01/25/47	303,663
29,000	C	Renaissance Home Equity Loan Trust, 4.500%, due 05/25/35	28,789
75,000	C	Wells Fargo Home Equity Trust, 4.080%, due 05/25/34	73,635
			2,221,612
		Other Asset-Backed Securities:
22,984	C	Amortizing Residential Collateral Trust, 5.810%, due 05/25/32	23,006
2,000	C	Caterpillar Financial Asset Trust, 5.600%, due 02/25/09	2,000
6,616	C	Chase Funding Mortgage Loan, 4.100%, due 05/25/33	6,554
22,170	C	Chase Funding Mortgage Loan, 5.610%, due 07/25/33	22,223
2,328	C	Citigroup Mortgage Loan Trust, Inc., 5.440%, due 02/25/35	2,329
5,000	C	Countrywide Asset-Backed Certificates, 4.530%, due 02/25/36	4,967
256,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.890%, due 08/25/35	253,521
89,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 01/25/46	88,938
119,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.710%, due 12/25/37	119,614
97,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.980%, due 12/25/37	97,576
133,000	C	Equity One, Inc., 5.130%, due 09/25/33	131,498
32,423	C	Fannie Mae Grantor Trust, 5.450%, due 04/25/35	32,454
1,907,252	C, S	First Horizon Asset Back Trust, 5.450%, due 10/25/26	1,906,358
250,000	@@, #, C	Hudson Mezzanine Funding, 9.440%, due 06/12/42	161,500
54,000	C	Merrill Lynch Mortgage Investors, Inc., 5.610%, due 03/25/37	53,985
32,049	C	Popular Mortgage Pass-Through Trust, 4.040%, due 12/25/34	31,840
4,000	C	Popular Mortgage Pass-Through Trust, 4.640%, due 11/25/35	3,969
42,000	C	Renaissance Home Equity Loan Trust, 5.590%, due 05/25/36	42,079
12,431	C	Residential Asset Mortgage Products, Inc., 5.630%, due 06/25/33	12,440
146,000	C	Structured Asset Securities Corp., 5.030%, due 06/25/33	143,409
62,061	C	Structured Asset Securities Corp., 6.010%, due 03/25/34	61,969
			3,202,229
		Total Asset-Backed Securities
		(Cost $5,681,845)	5,598,915
COLLATERALIZED MORTGAGE OBLIGATIONS 11.9%:

188,233	#	Astoria Depositor Corp., 7.280%, due 05/01/21	198,628
248,160	C, S	Banc of America Alternative Loan Trust, 5.960%, due 01/25/37	249,429
368,936	C, S	Banc of America Alternative Loan Trust, 6.150%, due 11/25/21	373,875
5,173,000	C, ^	Banc of America Commercial Mortgage, Inc., Discount Note, due 01/15/49	124,580
10,000	C	Banc of America Commercial Mortgage, Inc., 4.590%, due 11/10/39	9,728
20,000	C	Banc of America Commercial Mortgage, Inc., 4.680%, due 07/10/43	19,756
28,787	C	Banc of America Commercial Mortgage, Inc., 5.320%, due 07/10/46	29,001
135,000	C	Banc of America Commercial Mortgage, Inc., 5.430%, due 09/10/47	135,633
55,041	C	Banc of America Commercial Mortgage, Inc., 5.620%, due 07/10/44	55,638
20,000	C	Banc of America Commercial Mortgage, Inc., 5.860%, due 06/11/35	20,896
478,118	C, S	Banc of America Funding Corp., 5.330%, due 09/20/35	471,946
662,814	C, S	Banc of America Funding Corp., 5.690%, due 09/20/35	666,198
367,770	C, S	Banc of America Funding Corp., 5.730%, due 09/20/34	368,722
78,851	C	Banc of America Funding Corp., 5.850%, due 05/20/36	79,027
113,000	C	Banc of America Mortgage Securities, Inc., 4.240%, due 07/25/34	110,557
131,289	C	Banc of America Mortgage Securities, Inc., 5.240%, due 11/25/19	131,369
280,217	C, S	Banc of America Mortgage Securities, Inc., 5.260%, due 09/25/35	276,599
41,096	C	Banc of America Mortgage Securities, Inc., 5.520%, due 06/25/35	40,922
123,921	C	Banc of America Mortgage Securities, Inc., 5.610%, due 11/25/33	122,114
122,317	C	Bank of America Alternative Loan Trust, 5.970%, due 06/25/35	122,852
545,363	C, S	Bank of America Alternative Loan Trust, 6.360%, due 05/25/46	556,059
50,303	C	Bear Stearns Alternative-A Trust, 5.630%, due 07/25/34	50,372
59,000	C	Bear Stearns Commercial Mortgage Securities, 4.010%, due 08/13/39	57,596
206,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.270%, due 01/12/41	202,392
490,253	C, S	Bear Stearns Commercial Mortgage Securities, 5.370%, due 04/12/38	493,485
206,000	S	Bear Stearns Commercial Mortgage Securities, 5.550%, due 09/11/41	210,265
280,000	C, S	Chase Manhattan Bank-First Union National Bank, 7.050%, due 08/15/31	292,785
388,691	C, S	Chase Mortgage Finance Corp., 5.470%, due 12/25/35	384,926
233,545	C, S	Chase Mortgage Finance Corp., 5.520%, due 11/25/35	232,765
366,000	C, S	Chaseflex Trust, 6.390%, due 02/25/37	372,117

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$20,000	C	Citigroup Commercial Mortgage Trust, 4.720%, due 05/15/43	$19,716
424,735	C, S	Citigroup Mortgage Loan Trust, Inc., 5.950%, due 11/25/35	427,531
199,411	C, S	Countrywide Alternative Loan Trust, 5.450%, due 02/25/25	200,601
229,625	C, S	Countrywide Alternative Loan Trust, 5.470%, due 10/25/35	227,401
1,987,105	C, S	Countrywide Alternative Loan Trust, 5.520%, due 12/25/35	1,982,194
139,581	C	Countrywide Alternative Loan Trust, 5.540%, due 11/25/46	140,014
24,113	C	Countrywide Alternative Loan Trust, 5.610%, due 02/25/35	24,144
258,063	C, S	Countrywide Alternative Loan Trust, 5.770%, due 11/25/46	257,676
275,461	C, S	Countrywide Alternative Loan Trust, 5.810%, due 11/25/46	275,213
2,147,479	C, S	Countrywide Alternative Loan Trust, 5.940%, due 10/25/35	2,164,250
150,231	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.360%, due 10/25/35	147,790
104,273	C	Credit Suisse First Boston Mortgage Securities Corp., 3.900%, due 03/15/35	101,252
78,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.960%, due 03/15/36	76,630
68,416	C	Credit Suisse First Boston Mortgage Securities Corp., 4.040%, due 05/15/36	65,794
40,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 04/15/62	43,126
155,967	C	Credit Suisse Mortgage Capital Certificates, 6.820%, due 08/25/36	159,629
211,655	C, S	DLJ Commercial Mortgage Corp., 6.150%, due 11/12/31	214,184
570,000	C, S	DLJ Commercial Mortgage Corp., 6.970%, due 06/10/32	592,137
489,000	C	Fannie Mae, 5.600%, due 03/29/11	489,064
207,928	C, S	First Horizon Alternative Mortgage Securities, 5.520%, due 08/25/35	207,347
49,617	C	First Horizon Asset Securities, Inc., 5.390%, due 10/25/35	49,589
140,479	C	First Horizon Asset Securities, Inc., 5.530%, due 12/25/35	139,800
100,000	C	First Union National Bank Commercial Mortgage, 6.300%, due 01/12/43	105,226
146,404	C	GE Capital Commercial Mortgage Corp., 3.850%, due 07/10/39	143,835
41,982	C	GE Capital Commercial Mortgage Corp., 5.500%, due 06/10/38	42,370
5,279,486	C, ^	GE Capital Commercial Mortgage Corp., 26.510%, due 06/10/48	103,837
228,433	C, S	GMAC Mortgage Corp. Loan Trust, 4.860%, due 10/19/33	216,344
434,073	C, S	GMAC Mortgage Corp. Loan Trust, 5.330%, due 03/18/35	428,469
4,069,000	#, C, ^	Greenwich Capital Commercial Funding Corp., Discount Note, due 03/10/39	103,108
135,000	C	Greenwich Capital Commercial Funding Corp., 5.110%, due 04/10/37	135,209
123,000	C	Greenwich Capital Commercial Funding Corp., 5.470%, due 03/10/39	123,606
62,000	C	Greenwich Capital Commercial Funding Corp., 5.490%, due 03/10/39	62,307
50,000	C	Greenwich Capital Commercial Funding Corp., 5.550%, due 03/10/39	50,247
25,000	C	Greenwich Capital Commercial Funding Corp., 5.730%, due 07/10/38	25,816
179,000	C	GS Mortgage Securities Corp. II, 5.530%, due 04/10/38	182,173
76,764	#, C	GSMPS 2005-RP1 1AF, 5.640%, due 01/25/35	77,148
112,744	C	GSR Mortgage Loan Trust, 5.480%, due 07/25/35	113,136
44,020	C	Harborview Mortgage Loan Trust, 5.650%, due 01/19/35	44,184
61,394	C	Homebanc Mortgage Trust, 5.740%, due 08/25/29	61,492
26,685		JP Morgan Alternative Loan Trust, 5.530%, due 01/25/36	26,625
17,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.350%, due 01/15/42	16,616
140,337	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.400%, due 01/12/37	137,460
40,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.400%, due 05/15/47	40,332
80,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.460%, due 05/15/47	80,443
18,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.650%, due 10/12/35	18,515
142,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.680%, due 04/15/45	146,521
18,320	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.740%, due 04/15/45	18,607
16,291,402	C, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 29.270%, due 01/12/43	39,044
520,212	C, S	JP Morgan Mortgage Trust, 5.450%, due 11/25/35	515,823
1,063,000	C, ^	LB-UBS Commercial Mortgage Trust, Discount Note, due 02/15/40	38,358
23,000	C	LB-UBS Commercial Mortgage Trust, 4.170%, due 10/15/29	22,387
165,000	C	LB-UBS Commercial Mortgage Trust, 4.350%, due 12/15/29	161,374
410,000	C, S	LB-UBS Commercial Mortgage Trust, 4.640%, due 06/15/29	405,593
45,000	C	LB-UBS Commercial Mortgage Trust, 4.680%, due 08/15/29	44,162
280,000	C, S	LB-UBS Commercial Mortgage Trust, 4.680%, due 12/15/29	273,282
50,000	C	LB-UBS Commercial Mortgage Trust, 4.720%, due 08/15/29	49,041
137,000	C	LB-UBS Commercial Mortgage Trust, 4.870%, due 04/15/30	136,164
20,000	C	LB-UBS Commercial Mortgage Trust, 4.920%, due 09/15/30	19,911
22,000	C	LB-UBS Commercial Mortgage Trust, 5.030%, due 02/15/40	21,310
60,000	C	LB-UBS Commercial Mortgage Trust, 5.090%, due 11/15/30	60,091
30,000	C	LB-UBS Commercial Mortgage Trust, 5.190%, due 02/15/31	30,072
161,000	C	LB-UBS Commercial Mortgage Trust, 5.230%, due 04/15/40	161,027
64,000	C	LB-UBS Commercial Mortgage Trust, 5.460%, due 02/15/40	64,742
86,000	C	LB-UBS Commercial Mortgage Trust, 5.480%, due 11/15/38	86,452
128,000	C	LB-UBS Commercial Mortgage Trust, 5.490%, due 02/15/40	129,488
47,824	C	LB-UBS Commercial Mortgage Trust, 5.620%, due 06/15/32	48,588
479,000	C, S	LB-UBS Commercial Mortgage Trust, 5.970%, due 12/15/28	501,909
180,000	C, S	LB-UBS Commercial Mortgage Trust, 6.050%, due 03/15/26	183,505
396,886	C, S	LB-UBS Commercial Mortgage Trust, 6.800%, due 08/15/26	421,269

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$332,104	C, S	MASTR Alternative Loans Trust, 5.410%, due 01/25/20	$334,954
136,000	C	MASTR Alternative Loans Trust, 6.040%, due 07/25/36	139,852
17,055	C	MASTR Alternative Loans Trust, 6.460%, due 05/25/33	17,140
68,650	C	MASTR Alternative Loans Trust, 8.400%, due 05/25/33	69,355
3,760,948	#, C, ^	Merrill Lynch Mortgage Trust, 24.990%, due 11/12/35	29,091
50,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.360%, due 02/12/39	50,580
74,470	C	MLCC Mortgage Investors, Inc., 5.620%, due 11/25/29	74,657
26,225	C	MLCC Mortgage Investors, Inc., 5.630%, due 01/25/29	26,260
262,000	C, S	Morgan Stanley Capital I, 5.030%, due 01/14/42	260,810
150,000	C	Morgan Stanley Capital I, 5.590%, due 08/12/41	154,111
197,062	C, S	Morgan Stanley Dean Witter Capital I, 4.370%, due 03/12/35	190,944
217,239	C, S	Mortgage Capital Funding, Inc., 6.600%, due 03/18/30	218,826
176,000	C	New York Mortgage Trust, Inc., 5.600%, due 05/25/36	177,795
51,548	C	Prudential Commercial Mortgage Trust, 3.870%, due 02/11/36	49,764
298,498	C, S	RAAC Series, 5.290%, due 09/25/34	296,603
24,147	C	Sequoia Mortgage Trust, 5.580%, due 01/20/35	24,204
37,625	C	Structured Asset Mortgage Investments, Inc., 5.550%, due 04/19/35	37,702
291,181	C, S	Thornburg Mortgage Securities Trust, 5.660%, due 12/25/33	291,600
10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.200%, due 07/15/42	10,039
417,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.250%, due 10/15/44	412,413
49,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.260%, due 10/15/44	48,396
46,083	C	Wachovia Bank Commercial Mortgage Trust, 5.650%, due 06/15/45	46,624
50,000	C	Wachovia Bank Commercial Mortgage Trust, 5.740%, due 06/15/45	51,544
599,397	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.110%, due 12/25/18	593,387
16,051	C	Washington Mutual Mortgage Pass-Through Certificates, 5.560%, due 01/25/45	16,065
84,941	C	Washington Mutual Mortgage Pass-Through Certificates, 5.620%, due 01/25/45	85,137
905,194	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.730%, due 12/25/46	907,457
912,177	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 10/25/46	914,700
738,734	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.760%, due 11/25/46	740,312
56,712	C	Washington Mutual Mortgage Pass-Through Certificates, 5.770%, due 06/25/44	56,947
1,883,771	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.770%, due 11/25/46	1,884,949
121,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.780%, due 10/25/36	120,770
386,891	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.790%, due 09/25/46	388,092
193,446	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.790%, due 09/25/46	193,720
987,737	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.860%, due 12/25/46	987,737
1,997,972	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.870%, due 11/25/46	2,006,947
317,159	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.950%, due 07/25/36	319,343
240,536	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.980%, due 06/25/34	241,062
21,000	C	Washington Mutual Mortgage Pass-Through Certificates, 6.040%, due 09/25/36	21,142
139,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.570%, due 06/25/35	136,386
277,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.180%, due 06/25/35	271,997
163,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.920%, due 07/25/34	159,050
330,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.930%, due 08/25/18	317,616
160,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.940%, due 07/25/34	155,520
426,566	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.440%, due 08/25/35	422,204
180,685	C	Wells Fargo Mortgage-Backed Securities Trust, 5.610%, due 12/25/35	177,918
59,632	C	Wells Fargo Mortgage-Backed Securities Trust, 5.630%, due 01/25/36	58,552
602,302	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.660%, due 12/25/36	604,460
245,421	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.960%, due 10/25/36	246,379
273,928	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.970%, due 11/25/36	274,998
		Total Collateralized Mortgage Obligations
		(Cost $35,679,151)	35,698,643
MUNICIPAL BONDS: 0.3%
		California:
256,000	C	City of San Diego, CA, 6.720%, due 06/01/32	268,613
			268,613
		Louisiana:
242,000	#, C	Tulane University of Louisiana, 6.170%, due 11/15/12	242,000
			242,000
		Michigan:
415,000		Michigan Tobacco Settlement Finance Authority, 6.870%, due 06/01/34	437,443
			437,443
		Total Municipal Bonds
		(Cost $924,894)	948,056

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
OTHER BONDS: 0.4%
		Sovereign:
$1,179,200	@@	Argentina Bonos, Discount Note, due 09/30/14	$424,573
820,000	@@	Argentina Government International Bond, Discount Note, due 12/15/35	108,814
379,000	L	Fannie Mae, 4.790%, due 01/15/10	403,794
2,000,000	@@	Mexican Bonos, 8.010%, due 12/17/15	179,046
255,847	@@, X	Turkey Government International Bond, 9.710%, due 02/15/12	183,104
		Total Other Bonds
		(Cost $1,280,824)	1,299,331
		Total Long-Term Investments
		(Cost $276,510,349)	297,382,734
SHORT-TERM INVESTMENTS: 20.1%
		Money Market:
9,000,000	**	ING Institutional Prime Money Market Fund	9,000,000
		Total Money Market
		(Cost $9,000,000)	9,000,000
		Repurchase Agreement:
14,601,000		Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $14,603,150 to be received upon repurchase (Collateralized by $45,055,000 Resolution Funding Corporation, Discount Note, Market Value $14,893,831, due 04/15/30)	14,601,000
		Total Repurchase Agreement
		(Cost $14,601,000)	14,601,000
		Securities Lending Collateralcc:
36,760,420		The Bank of New York Institutional Cash Reserves Fund	36,760,420
		Total Securities Lending Collateralcc
		(Cost $36,760,420)	36,760,420
		Total Short-Term Investments
		(Cost $60,361,420)	60,361,420

Total Investments in Securities
(Cost $336,871,769)*	119.3%	$357,744,154
Other Assets and Liabilities — Net	(19.3)	(57,785,685)
Net Assets	100.0%	$299,958,469

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $338,375,951.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,091,690
	Gross Unrealized Depreciation	(2,723,487)
	Net Unrealized Appreciation	$19,368,203

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on February 28, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS AG	Bear Stearns Co. Inc. 5.3%, 10/30/15	Sell	0.240%	03/20/12	USD	729,000	$(3,117)
Barclays Bank PLC	Block Financial Corp. 5.125%, 10/30/14	Buy	(0.670)%	03/20/14	USD	303,000	4,886
JPMorgan Chase Bank N.A.	Block Financial Corp. 5.125%, 10/30/14	Buy	(0.660)%	03/20/14	USD	231,000	(4)
UBS AG	Block Financial Corp. 5.125%, 10/30/14	Buy	(0.660)%	03/20/14	USD	366,000	(1,161)
UBS AG	Centex Corp. 5.25%, 06/15/15	Buy	(0.740)%	03/20/14	USD	578,000	—
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)%	09/20/12	USD	294,000	(3,545)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)%	09/20/12	USD	51,000	(581)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)%	09/20/12	USD	112,000	(665)
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	50,000	436
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	270,000	(660)
Deutsche Bank AG	Countrywide Home Loan 4%, 03/22/11	Buy	(0.400)%	03/20/17	USD	224,000	7,125
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/2011	Buy	(2.650)%	09/20/11	USD	84,500	(5,547)
UBS AG	Domtar Inc. 7.875%, 10/15/2011	Sell	2.600%	09/20/11	USD	84,000	5,644
UBS AG	Dow Jones CDX.EM.6 Index	Buy	(1.400)%	12/20/11	USD	553,000	6,157
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	256,000	7,452
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	1,042,000	—
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index	Buy	(3.250)%	12/20/11	USD	282,000	—
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index (7-10% Tranche)	Sell	1.0025%	06/20/16	USD	463,680	3,067
Citibank N.A., New York	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	1,611,000	(374)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	4,480,000	(600)
Citibank N.A., New York	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	1,008,000	435
Goldman Sachs International	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	2,562,000	(11,256)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	1,195,000	641
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	2,356,000	4,236
UBS AG	Dow Jones CDX.NA.IG.HVOL.7 Index	Buy	(0.750)%	12/20/11	USD	427,000	—
Citibank N.A., New York	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	1,093,000	(35,395)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	1,195,000	(3,069)
UBS AG	Dow Jones CDX.NA.XO.7 Index	Buy	(1.650)%	12/20/11	USD	1,106,000	2,749
Citibank N.A., New York	Entergy Corporation 7.75%, 12/15/09	Sell	0.380%	12/20/11	USD	282,000	1,765
Citibank N.A., New York	Global Santa Fe Corp. 5%, 02/15/13	Sell	0.530%	03/20/12	USD	112,700	(480)
Merrill Lynch International	Global Santa Fe Corp. 5%, 02/15/13	Sell	0.550%	03/20/12	USD	65,700	(194)
UBS AG	Global Santa Fe Corp. 5%, 02/15/13	Sell	0.550%	03/20/12	USD	255,000	(1,066)
UBS AG	Goldman Sachs Group Inc. 6.6%, 01/15/12	Sell	0.240%	03/20/12	USD	729,000	(2,782)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6%, 03/15/2008	Buy	(0.350)%	09/20/11	USD	483,000	(1,760)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6%, 03/15/2008	Buy	(0.410)%	09/20/11	USD	563,500	(3,503)
Morgan Stanley Capital Services Inc.	HCA Inc. LN Tranche Number: LN300285	Buy	(1.700)%	12/20/11	USD	249,000	(9,198)
Barclays Bank PLC	Kinder Morgan Inc. 6.5%, 09/01/12	Sell	1.700%	09/20/11	USD	34,000	1,468
Merrill Lynch International	Kinder Morgan Inc. 6.5%, 09/01/12	Buy	(1.900)%	09/20/11	USD	84,000	(4,178)
UBS AG	Kinder Morgan Inc. 6.5%, 09/01/12	Buy	(1.900)%	09/20/11	USD	84,000	(4,253)
UBS AG	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	729,000	(3,117)
UBS AG	Morgan Stanley 6.6%, 04/01/12	Sell	0.260%	03/20/12	USD	1,110,000	(3,716)
Barclays Bank PLC	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	239,000	186
Citibank N.A., New York	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.410%	03/20/12	USD	112,000	422
Merrill Lynch International	Nisource Finance Corp. 7.875%, 11/15/10	Sell	0.430%	03/20/12	USD	239,000	891
UBS AG	Residential Capital LLC 6.5%, 04/17/13	Sell	1.750%	03/20/12	USD	559,000	—
UBS AG	Rogers Wireless Inc. 7.25%, 12/15/12	Sell	1.300%	09/20/11	USD	175,000	7,046
UBS AG	Russian Federation 5% Step, 03/31/30	Sell	0.310%	08/20/07	USD	700,000	321
UBS AG	Russian Federation 5% Step, 03/31/30	Sell	0.240%	08/20/07	USD	545,000	56
Citibank N.A., New York	Telus Corporation 8%, 06/01/11	Sell	0.450%	12/20/11	USD	47,000	103
Goldman Sachs International	Telus Corporation 8%, 06/01/11	Sell	0.470%	12/20/11	USD	256,000	804
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	109,000	252
JPMorgan Chase Bank N.A.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	231,000	(6)
JPMorgan Chase Bank N.A.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	311,000	—
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	203,000	2,222
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	217,000	2,199
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)%	09/20/12	USD	219,000	(39)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)%	09/20/12	USD	255,000	(377)
JPMorgan Chase Bank N.A.	TXU Energy Co. 7%, 03/15/13	Buy	(1.100)%	03/20/12	USD	231,000	(7)
Citibank N.A., New York	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.580)%	03/20/14	USD	40,000	34
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.570)%	03/20/14	USD	231,000	68
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.600)%	03/20/14	USD	429,000	503
Citibank N.A., New York	Williams Partners LP 7.5%, 06/15/11	Sell	1.030%	03/20/12	USD	268,494	594
UBS AG	XL Capital Ltd. 5.25%, 9/15/14	Buy	(0.610)%	09/20/16	USD	161,000	(3,321)
UBS AG	XL Capital Ltd. 5.25%, 9/15/14	Buy	(0.610)%	09/20/16	USD	322,000	(6,642)
							$(48,856)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 28, 2007 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on February 28, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
90-Day Eurodollar	81	19,199,025	06/18/07	$29,962
S&P 500	3	1,056,675	03/15/07	(21,139)
U.S. Treasury 2-Year Note	8	1,639,625	06/29/07	5,593
U.S. Treasury 10-Year Note	34	3,692,188	06/20/07	30,145
				$44,562
Short Contracts
90-Day Eurodollar	81	(19,267,875)	12/17/07	$(54,799)
				$(54,799)

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Advertising: 1.1%
5,900		Omnicom Group	$611,299
			611,299
		Aerospace/Defense: 0.9%
5,300		Lockheed Martin Corp.	515,584
			515,584
		Agriculture: 2.3%
15,900		Altria Group, Inc.	1,340,052
			1,340,052
		Airlines: 2.0%
8,200	@, L	AMR Corp.	279,538
7,200	@, L	Continental Airlines, Inc.	285,120
6,700	@, L	UAL Corp.	267,933
5,700	@, L	US Airways Group, Inc. — NEW	298,053
			1,130,644
		Apparel: 2.1%
26,400	@	Coach, Inc.	1,246,080
			1,246,080
		Banks: 1.5%
21,100		Bank of New York Co., Inc.	857,082
			857,082
		Beverages: 0.8%
7,100		PepsiCo, Inc.	448,365
			448,365
		Chemicals: 2.5%
27,790		Monsanto Co.	1,464,255
			1,464,255
		Commercial Services: 4.0%
39,100	@@	Accenture Ltd.	1,395,870
16,300		McKesson Corp.	908,888
			2,304,758
		Computers: 6.0%
7,100	@	Apple, Inc.	600,731
38,900	@	Dell, Inc.	888,865
29,800		Hewlett-Packard Co.	1,173,524
21,700	@	Network Appliance, Inc.	839,139
			3,502,259
		Cosmetics/Personal Care: 3.5%
23,500		Avon Products, Inc.	861,510
18,845		Procter & Gamble Co.	1,196,469
			2,057,979
		Diversified Financial Services: 9.4%
21,200		American Express Co.	1,205,644
3,000	L	Blackrock, Inc.	477,120
47,400		Charles Schwab Corp.	875,952
27,500	@	E*Trade Financial Corp.	634,975
5,900		Goldman Sachs Group, Inc.	1,189,440
12,500		Merrill Lynch & Co., Inc.	1,046,000
			5,429,131
		Electric: 1.5%
40,700	@	AES Corp.	867,724
			867,724
		Electronics: 1.2%
15,300	@	Thermo Electron Corp.	692,631
			692,631
		Engineering & Construction: 0.9%
10,700	@	McDermott International, Inc.	515,740
			515,740
		Entertainment: 0.8%
10,600		International Game Technology	437,250
			437,250
		Healthcare — Products: 5.3%
26,000		Baxter International, Inc.	1,300,260
6,184	@, L	Gen-Probe, Inc.	296,956
10,600	L	Medtronic, Inc.	533,816
11,300	@	Zimmer Holdings, Inc.	952,929
			3,083,961
		Household Products/Wares: 1.0%
9,300		Clorox Co.	589,248
			589,248

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 0.8%
7,400		Principal Financial Group	$450,586
			450,586
		Internet: 6.1%
12,100	@, L	Akamai Technologies, Inc.	623,997
3,300	@	Google, Inc.	1,483,185
28,200	@, L	VeriSign, Inc.	713,460
23,400	@, L	Yahoo!, Inc.	722,124
			3,542,766
		Media: 5.1%
30,450	@, L	Comcast Corp.	783,174
9,100		McGraw-Hill Cos., Inc.	587,951
33,500	L	News Corp., Inc. — Class B	798,640
22,700		Walt Disney Co.	777,702
			2,947,467
		Metal Fabricate/Hardware: 1.2%
7,900		Precision Castparts Corp.	718,663
			718,663
		Miscellaneous Manufacturing: 4.1%
20,514		Danaher Corp.	1,469,623
16,945	L	Roper Industries, Inc.	900,118
			2,369,741
		Oil & Gas: 1.5%
12,100		ExxonMobil Corp.	867,328
			867,328
		Oil & Gas Services: 0.8%
8,100	@, L	Cameron International Corp.	459,189
			459,189
		Pharmaceuticals: 9.0%
28,200		Abbott Laboratories	1,540,284
26,700	@	Gilead Sciences, Inc.	1,910,652
37,800		Schering-Plough Corp.	887,544
18,400		Wyeth	900,128
			5,238,608
		Retail: 5.7%
18,300	L	Best Buy Co., Inc.	850,401
19,700		McDonald’s Corp.	861,284
8,700		Nordstrom, Inc.	461,883
21,400	@	Office Depot, Inc.	713,904
22,800	@	Saks, Inc.	440,496
			3,327,968
		Semiconductors: 1.9%
54,300		Intel Corp.	1,077,855
			1,077,855
		Software: 8.3%
42,700	@	Activision, Inc.	713,944
22,100	@	Adobe Systems, Inc.	867,425
24,100	@	Intuit, Inc.	711,191
88,900		Microsoft Corp.	2,504,313
			4,796,873
		Telecommunications: 6.3%
20,000		AT&T, Inc.	736,000
73,500	@	Cisco Systems, Inc.	1,906,590
6,200	@, L	NII Holdings, Inc.	439,208
14,000		Qualcomm, Inc.	563,920
			3,645,718
		Toys/Games/Hobbies: 1.2%
27,800		Mattel, Inc.	723,078
			723,078
		Total Common Stock
		(Cost $50,943,608)	57,259,882

Principal Amount		Value
SHORT-TERM INVESTMENTS: 15.9%
	Repurchase Agreement: 3.2%
$1,887,000	Goldman Sachs Repurchase Agreement
	dated 02/28/07, 5.310%, due 03/01/07, $1,887,278 to be received upon repurchase (Collateralized by $1,913,000 various U.S. Government Agency Obligations, 2.400%-5.125%, Market Value plus accrued interest $1,928,554, due 03/29/07-06/18/08)	$1,887,000

	Total Repurchase Agreement
	(Cost $1,887,000)	1,887,000
	Securities Lending Collateralcc: 12.7%
7,336,082	The Bank of New York Institutional Cash Reserves Fund	7,336,082
	Total Securities Lending Collateral
	(Cost $7,336,082)	7,336,082
	Total Short-Term Investments
	(Cost $9,223,082)	9,223,082

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities
	(Cost $60,166,690)*	114.7%	$66,482,964
	Other Assets and Liabilities — Net	(14.7)	(8,514,415)
	Net Assets	100.0%	$57,968,549

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
*	Cost for federal income tax purposes is $60,206,913.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,343,366
	Gross Unrealized Depreciation	(1,067,315)
	Net Unrealized Appreciation	$6,276,051

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.3%
		Agriculture: 2.7%
29,225		Altria Group, Inc.	$2,463,083
			2,463,083
		Banks: 6.2%
22,500		Bank of America Corp.	1,144,575
28,800		Bank of New York Co., Inc.	1,169,856
12,100		Capital One Financial Corp.	932,668
4,900		PNC Financial Services Group, Inc.	359,219
29,700		US Bancorp.	1,059,102
27,100		Wells Fargo & Co.	940,370
			5,605,790
		Beverages: 1.0%
13,900		PepsiCo, Inc.	877,785
			877,785
		Biotechnology: 1.0%
4,400	@	Amgen, Inc.	282,744
10,300	@	Genzyme Corp.	636,540
			919,284
		Chemicals: 1.1%
13,000		Air Products & Chemicals, Inc.	972,660
			972,660
		Computers: 4.1%
35,300	@	Dell, Inc.	806,605
29,600		Hewlett-Packard Co.	1,165,648
19,000		International Business Machines Corp.	1,767,190
			3,739,443
		Cosmetics/Personal Care: 1.8%
26,224		Procter & Gamble Co.	1,664,962
			1,664,962
		Diversified Financial Services: 8.1%
2,000		Bear Stearns Cos., Inc.	304,480
42,975		Citigroup, Inc.	2,165,940
23,100		Countrywide Financial Corp.	884,268
34,688	@	E*Trade Financial Corp.	800,946
3,000		Franklin Resources, Inc.	352,170
25,300		JP Morgan Chase & Co.	1,249,820
9,650		Merrill Lynch & Co., Inc.	807,512
9,000		Nuveen Investments, Inc.	438,210
24,200	@	TD Ameritrade Holding Corp.	387,200
			7,390,546
		Electric: 0.9%
117	@	Dynegy, Inc.	961
17,700	@	Mirant Corp.	659,502
2,400	@	NRG Energy, Inc.	158,976
			819,439
		Electrical Components & Equipment: 0.9%
7,900		Emerson Electric Co.	340,411
9,100	@	General Cable Corp.	454,545
			794,956
		Electronics: 1.1%
62,200	@, @@	Flextronics International Ltd.	679,846
6,000	@	Thomas & Betts Corp.	304,920
			984,766
		Engineering & Construction: 1.7%
90,300	@@	ABB Ltd. ADR	1,511,622
			1,511,622
		Entertainment: 1.6%
21,400		International Game Technology	882,750
2,900	@	Penn National Gaming, Inc.	135,227
18,900		Regal Entertainment Group	403,893
			1,421,870
		Healthcare — Products: 3.5%
5,500		Baxter International, Inc.	275,055
25,700		Johnson & Johnson	1,620,385
32,000	@	St. Jude Medical, Inc.	1,268,800
			3,164,240
		Healthcare — Services: 1.2%
15,900		Aetna, Inc.	703,893
6,300	@, W	Covance, Inc.	388,458
			1,092,351

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.2%
16,500		Clorox Co.	$1,045,440
			1,045,440
		Insurance: 5.7%
28,700		American International Group, Inc.	1,925,770
18,900		AON Corp.	711,585
15,000		Metlife, Inc.	947,250
2,000		MGIC Investment Corp.	120,700
7,500		Stancorp Financial Group, Inc.	361,500
22,400		Travelers Cos, Inc.	1,137,024
			5,203,829
		Internet: 1.5%
3,100	@	Google, Inc.	1,393,295
			1,393,295
		Investment Companies: 1.9%
71,100	@@	KKR Private Equity Investors LP	1,704,978
			1,704,978
		Iron/Steel: 1.3%
11,600		Allegheny Technologies, Inc.	1,188,420
			1,188,420
		Lodging: 0.3%
6,400		Boyd Gaming Corp.	299,968
			299,968
		Media: 3.1%
71,000		News Corp., Inc. — Class A	1,599,630
36,700		Walt Disney Co.	1,257,342
			2,856,972
		Metal Fabricate/Hardware: 1.4%
13,500		Precision Castparts Corp.	1,228,095
			1,228,095
		Miscellaneous Manufacturing: 4.9%
15,700		Cooper Industries Ltd.	1,440,318
64,600		General Electric Co.	2,255,832
14,400		Roper Industries, Inc.	764,928
			4,461,078
		Oil & Gas: 9.5%
24,100		ConocoPhillips	1,576,622
15,700		ENSCO International, Inc.	786,727
51,100		ExxonMobil Corp.	3,662,848
2,500		GlobalSantaFe Corp.	144,075
12,600	@	Newfield Exploration Co.	544,572
22,000	@	Plains Exploration & Production Co.	1,003,860
6,000	@	Southwestern Energy Co.	234,000
5,400		Valero Energy Corp.	311,310
7,300		XTO Energy, Inc.	377,118
			8,641,132
		Oil & Gas Services: 0.9%
12,700		Schlumberger Ltd.	797,560
			797,560
		Pharmaceuticals: 6.1%
30,750		Abbott Laboratories	1,679,565
5,000	@	Gilead Sciences, Inc.	357,800
19,404	@	Medco Health Solutions, Inc.	1,311,904
47,325		Pfizer, Inc.	1,181,232
20,900		Wyeth	1,022,428
			5,552,929
		Retail: 7.5%
14,600		Best Buy Co., Inc.	678,462
34,800		CVS Corp.	1,093,068
14,300		Home Depot, Inc.	566,280
33,100		Limited Brands, Inc.	916,208
15,100	@	Office Depot, Inc.	503,736
47,100		Staples, Inc.	1,225,542
37,600		Wal-Mart Stores, Inc.	1,816,080
			6,799,376
		Semiconductors: 2.0%
92,400		Intel Corp.	1,834,140
			1,834,140
		Software: 3.5%
8,300	@	Activision, Inc.	138,776
14,900	@@	Infosys Technologies Ltd. ADR	808,474
79,276		Microsoft Corp.	2,233,205
			3,180,455
		Telecommunications: 5.6%
74,663		AT&T, Inc.	2,747,598
13,800	@	Cisco Systems, Inc.	357,972

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
26,700		Motorola, Inc.	$494,484
22,800		Qualcomm, Inc.	918,384
15,000		Verizon Communications, Inc.	561,450
			5,079,888
		Total Common Stock
		(Cost $76,052,581)	84,690,352

EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
30,300	@	Utilities Select Sector SPDR Fund	1,165,035

		Total Exchange-Traded Funds
		(Cost $1,101,943)	1,165,035

		Total Long-Term Investments
		(Cost $77,154,524)	85,855,387

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.1%
		Repurchase Agreement: 5.1%
$4,578,000	S	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $4,578,674 to be received upon repurchase (Collateralized by $14,130,000 Resolution Funding Corporation, Discount Note, Market Value $4,670,954, due 04/15/30)		$4,578,000
		Total Short-Term Investments
		(Cost $4,578,000)		4,578,000
		Total Investments in Securities
		(Cost $81,732,524)*	99.7%	$90,433,387
		Other Assets and Liabilities — Net	0.3	278,056
		Net Assets	100.0%	$90,711,443

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities
	and forward currency exchange contracts.
*	Cost for federal income tax purposes is $81,901,485.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,376,631
	Gross Unrealized Depreciation	(844,729)
	Net Unrealized Appreciation	$8,531,902

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 28, 2007 (Unaudited) (continued)

ING Growth and Income Fund Open Futures Contracts on February 28, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	40	2,817,800	03/16/07	$(22,563)
				$(22,563)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 1.4%
61,800		Omnicom Group	$6,403,098
			6,403,098
		Aerospace/Defense: 2.9%
33,100		Boeing Co.	2,888,637
33,600		Lockheed Martin Corp.	3,268,608
81,100		Raytheon Co.	4,342,905
41,900		United Technologies Corp.	2,749,897
			13,250,047
		Agriculture: 1.7%
70,950		Altria Group, Inc.	5,979,666
31,100		Reynolds American, Inc.	1,898,655
			7,878,321
		Apparel: 0.8%
65,500	@	Coach, Inc.	3,091,600
18,400		Jones Apparel Group, Inc.	605,728
			3,697,328
		Auto Manufacturers: 0.5%
284,500	L	Ford Motor Co.	2,253,240
			2,253,240
		Banks: 6.2%
228,894		Bank of America Corp.	11,643,838
26,900		Comerica, Inc.	1,624,491
77,500	L	National City Corp.	2,933,375
83,300		Regions Financial Corp.	2,983,806
60,231		US Bancorp.	2,147,837
60,143		Wachovia Corp.	3,330,118
105,800		Wells Fargo & Co.	3,671,260
			28,334,725
		Beverages: 2.0%
36,700		Anheuser-Busch Cos., Inc.	1,801,236
69,050		Coca-Cola Co.	3,223,254
23,350		Pepsi Bottling Group, Inc.	723,850
56,000		PepsiCo, Inc.	3,536,400
			9,284,740
		Biotechnology: 0.6%
39,684	@, L	Amgen, Inc.	2,550,094
			2,550,094
		Chemicals: 0.9%
33,600		Dow Chemical Co.	1,471,680
13,100		EI DuPont de Nemours & Co.	664,825
13,900		International Flavors & Fragrances, Inc.	650,520
19,900		Sherwin-Williams Co.	1,324,345
			4,111,370
		Commercial Services: 1.9%
21,500	@, L	Apollo Group, Inc.	1,016,735
44,300	@	Convergys Corp.	1,139,396
46,550		McKesson Corp.	2,595,628
57,400		Moody’s Corp.	3,714,928
			8,466,687
		Computers: 6.5%
27,400	@	Apple, Inc.	2,318,314
297,450	@	Dell, Inc.	6,796,733
179,109		Hewlett-Packard Co.	7,053,312
108,650		International Business Machines Corp.	10,105,537
32,800	@, L	Lexmark International, Inc.	1,986,368
13,900	@, L	Sandisk Corp.	506,238
62,300	@	Unisys Corp.	528,927
			29,295,429
		Cosmetics/Personal Care: 1.7%
21,900	L	Estee Lauder Cos., Inc.	1,048,572
107,620		Procter & Gamble Co.	6,832,794
			7,881,366
		Diversified Financial Services: 9.6%
41,250		American Express Co.	2,345,888
33,800		CIT Group, Inc.	1,908,686
241,950		Citigroup, Inc.	12,194,280
14,300		Countrywide Financial Corp.	547,404
29,300		Goldman Sachs Group, Inc.	5,906,880
191,800		JP Morgan Chase & Co.	9,474,920
49,100		Lehman Brothers Holdings, Inc.	3,599,030
27,850		Merrill Lynch & Co., Inc.	2,330,488
73,550		Morgan Stanley	5,510,366
			43,817,942

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Electric: 2.7%
118,500	@	AES Corp.	$2,526,420
9,200		American Electric Power Co., Inc.	412,712
55,900	L	Centerpoint Energy, Inc.	997,256
1,663	@	Dynegy, Inc.	13,653
58,100		Edison International	2,726,052
13,300		PG&E Corp.	617,386
5,800		Public Service Enterprise Group, Inc.	434,420
37,700		TECO Energy, Inc.	632,229
39,300		TXU Corp.	2,599,695
58,600	L	Xcel Energy, Inc.	1,384,718
			12,344,541
		Environmental Control: 0.7%
95,400	L	Waste Management, Inc.	3,248,370
			3,248,370
		Food: 0.9%
39,000	L	Campbell Soup Co.	1,592,370
48,250		General Mills, Inc.	2,719,370
			4,311,740
		Forest Products & Paper: 0.2%
18,400		Temple-Inland, Inc.	1,100,320
			1,100,320
		Gas: 0.3%
6,600		KeySpan Corp.	270,864
48,800		NiSource, Inc.	1,160,952
			1,431,816
		Hand/Machine Tools: 0.4%
9,600		Snap-On, Inc.	480,960
24,900		Stanley Works	1,383,693
			1,864,653
		Healthcare — Products: 1.1%
8,900		Biomet, Inc.	376,737
73,750		Johnson & Johnson	4,649,938
			5,026,675
		Healthcare — Services: 3.2%
50,300		Aetna, Inc.	2,226,781
12,600	@	Coventry Health Care, Inc.	685,692
27,950	@, L	Humana, Inc.	1,672,528
106,000		UnitedHealth Group, Inc.	5,533,200
56,000	@	WellPoint, Inc.	4,445,840
			14,564,041
		Insurance: 7.1%
42,800	@@	ACE Ltd.	2,403,648
60,300		Allstate Corp.	3,621,618
18,000		AMBAC Financial Group, Inc.	1,577,520
73,300		American International Group, Inc.	4,918,430
53,400		Chubb Corp.	2,726,070
2,200		Cigna Corp.	313,500
65,000		Genworth Financial, Inc.	2,299,050
35,532		Hartford Financial Services Group, Inc.	3,359,906
60,600		Loews Corp.	2,632,464
15,650		Metlife, Inc.	988,298
109,200	L	Progressive Corp.	2,503,956
44,050	L	Prudential Financial, Inc.	4,005,907
16,680	L	Safeco Corp.	1,112,890
			32,463,257
		Internet: 0.6%
3,500	@	Google, Inc.	1,573,075
36,800	@	VeriSign, Inc.	931,040
			2,504,115
		Iron/Steel: 1.1%
53,900		Nucor Corp.	3,280,893
21,600		United States Steel Corp.	1,914,192
			5,195,085
		Leisure Time: 0.2%
16,600	L	Brunswick Corp.	541,990
5,000		Sabre Holdings Corp.	161,650
			703,640
		Lodging: 0.1%
6,800		Harrah’s Entertainment, Inc.	574,532
			574,532
		Machinery — Diversified: 0.3%
9,400		Cummins, Inc.	1,265,992
			1,265,992
		Media: 3.3%
23,700		CBS Corp. — Class B	719,295
18,000		Clear Channel Communications, Inc.	651,240
88,700		McGraw-Hill Cos., Inc.	5,730,907
71,750		News Corp., Inc. — Class A	1,616,528
6,800	L	Tribune Co.	204,204

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
7,800	@, L	Univision Communications, Inc.	$280,800
167,250		Walt Disney Co.	5,729,985
			14,932,959
		Mining: 0.2%
7,200		Phelps Dodge Corp.	899,352
			899,352
		Miscellaneous Manufacturing: 4.8%
16,200		Cooper Industries Ltd.	1,486,188
51,200	L	Eastman Kodak Co.	1,222,656
26,600		Eaton Corp.	2,154,866
217,250	S	General Electric Co.	7,586,370
107,200		Honeywell International, Inc.	4,978,368
21,000		Parker Hannifin Corp.	1,730,190
83,710	@, @@	Tyco International Ltd.	2,580,779
			21,739,417
		Office/Business Equipment: 0.7%
172,000	@	Xerox Corp.	2,970,440
			2,970,440
		Oil & Gas: 9.2%
113,634		Chevron Corp.	7,796,429
43,018		ConocoPhillips	2,814,238
272,450		ExxonMobil Corp.	19,529,216
56,700		Marathon Oil Corp.	5,144,958
72,000		Occidental Petroleum Corp.	3,324,960
57,100		Valero Energy Corp.	3,291,815
			41,901,616
		Oil & Gas Services: 1.0%
95,300		Halliburton Co.	2,942,864
22,800	L	Schlumberger Ltd.	1,431,840
			4,374,704
		Packaging & Containers: 0.7%
79,200	@, L	Pactiv Corp.	2,550,240
10,700		Sealed Air Corp.	689,508
			3,239,748
		Pharmaceuticals: 6.0%
52,100		AmerisourceBergen Corp.	2,744,107
15,200		Caremark Rx, Inc.	936,168
49,200	@	Forest Laboratories, Inc.	2,546,592
59,216	@, L	King Pharmaceuticals, Inc.	1,104,378
149,150		Merck & Co., Inc.	6,586,464
37,800	L	Mylan Laboratories	800,226
240,130		Pfizer, Inc.	5,993,645
181,100		Schering-Plough Corp.	4,252,228
45,600		Wyeth	2,230,752
			27,194,560
		Pipelines: 0.4%
3,800		Kinder Morgan, Inc.	401,888
15,300		Questar Corp.	1,287,342
			1,689,230
		Real Estate: 0.1%
8,000	@	Realogy Corp.	236,640
			236,640
		Retail: 6.2%
19,700	@, L	Big Lots, Inc.	493,091
25,700		Circuit City Stores, Inc.	489,071
24,900		Family Dollar Stores, Inc.	721,353
64,900		Federated Department Stores, Inc.	2,898,434
101,900		Gap, Inc.	1,955,461
58,300	@	Kohl’s Corp.	4,022,117
39,100	L	Lowe’s Cos., Inc.	1,273,096
90,150		McDonald’s Corp.	3,941,358
40,800		Nordstrom, Inc.	2,166,072
49,600	@, L	Office Depot, Inc.	1,654,656
13,200	L	OfficeMax, Inc.	685,080
24,600	L	RadioShack Corp.	614,262
23,200	@, L	Starbucks Corp.	716,880
10,400		Target Corp.	639,912
62,400		TJX Cos., Inc.	1,716,000
83,405		Wal-Mart Stores, Inc.	4,028,462
			28,015,305
		Savings & Loans: 0.1%
7,500	L	Washington Mutual, Inc.	323,100
			323,100
		Semiconductors: 1.5%
60,900	@, L	Altera Corp.	1,285,599
84,400		Applied Materials, Inc.	1,567,308
47,600	@, L	LSI Logic Corp.	482,664
134,400	@, L	Micron Technology, Inc.	1,593,984
19,000	@, L	Novellus Systems, Inc.	611,800
65,200	@, L	Teradyne, Inc.	1,051,024
			6,592,379

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Software: 2.5%
60,150	@	BMC Software, Inc.	$1,856,229
101,200		CA, Inc.	2,636,260
64,400	@	Compuware Corp.	589,260
135,500		First Data Corp.	3,459,315
106,050		Microsoft Corp.	2,987,429
			11,528,493
		Telecommunications: 5.1%
223,414		AT&T, Inc.	8,221,635
49,400	@	Avaya, Inc.	606,632
328,550	@	Cisco Systems, Inc.	8,522,583
199,900		Motorola, Inc.	3,702,148
49,500		Qualcomm, Inc.	1,993,860
			23,046,858
		Toys/Games/Hobbies: 0.5%
28,300		Hasbro, Inc.	800,607
54,300		Mattel, Inc.	1,412,343
			2,212,950
		Transportation: 1.1%
45,500		FedEx Corp.	5,195,190
			5,195,190
		Total Common Stock
		(Cost $359,490,761)	449,916,105

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.8%
		Mutual Funds: 0.4%
$2,000,000	**, S	ING Institutional Prime Money Market Fund		$2,000,000
		Total Mutual Funds
		(Cost $2,000,000)		2,000,000
		Repurchase Agreement: 0.4%
1,552,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $1,552,229 to be received upon repurchase (Collateralized by $1,565,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $1,584,023, due 06/18/08)		1,552,000
		Total Repurchase Agreement
		(Cost $1,552,000)		1,552,000
		Securities Lending Collateralcc: 8.0%
36,296,351		The Bank of New York Institutional Cash Reserves Fund		36,296,351
		Total Securities Lending Collateral
		(Cost $36,296,351)		36,296,351
		Total Short-Term Investments
		(Cost $39,848,351)		39,848,351
		Total Investments in Securities
		(Cost $399,339,112)*	107.8%	$489,764,456
		Other Assets and Liabilities — Net	(7.8)	(35,636,136)
		Net Assets	100.0%	$454,128,320

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $406,956,277.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$86,885,380
	Gross Unrealized Depreciation	(4,077,201)
	Net Unrealized Appreciation	$82,808,179

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

ING Index Plus Large Cap Fund Open Futures Contracts on February 28, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500	10	3,522,250	03/15/07	$(57,895)
S&P 500	2	710,750	06/14/07	6,819
				$(51,077)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Advertising: 0.1%
16,314		Harte-Hanks, Inc.	$447,819
			447,819
		Aerospace/Defense: 0.5%
11,094	@, L	Alliant Techsystems, Inc.	960,186
12,795	L	DRS Technologies, Inc.	678,007
1,350	@, L	Sequa Corp.	165,510
			1,803,703
		Agriculture: 0.1%
7,800	L	Universal Corp.	410,826
			410,826
		Airlines: 0.4%
25,500	@, L	Airtran Holdings, Inc.	265,710
12,700	@, L	Alaska Air Group, Inc.	520,700
55,800	@, L	JetBlue Airways Corp.	686,898
			1,473,308
		Apparel: 0.5%
39,277	@	Hanesbrands, Inc.	1,123,715
20,703	@, L	Timberland Co.	561,465
			1,685,180
		Auto Parts & Equipment: 1.0%
61,899		ArvinMeritor, Inc.	1,130,276
3,350		Bandag, Inc.	169,443
17,462		BorgWarner, Inc.	1,285,902
20,400	L	Lear Corp.	753,168
6,047		Modine Manufacturing Co.	149,179
			3,487,968
		Banks: 4.4%
61,817		Associated Banc-Corp.	2,137,632
14,684		Bank of Hawaii Corp.	759,456
5,305	L	Cathay General Bancorp.	179,999
12,357		City National Corp.	891,928
130,311	L	Colonial BancGroup, Inc.	3,365,933
16,972		Cullen/Frost Bankers, Inc.	917,846
32,813		FirstMerit Corp.	703,839
15,654	L	Greater Bay Bancorp.	419,527
37,110		Mercantile Bankshares Corp.	1,747,139
10,500	@, L	SVB Financial Group	507,150
40,627	L	TCF Financial Corp.	1,074,178
28,900		Webster Financial Corp.	1,427,371
3,428	L	Westamerica Bancorp.	168,315
20,303		Wilmington Trust Corp.	865,517
			15,165,830
		Beverages: 0.2%
26,277		PepsiAmericas, Inc.	559,963
			559,963
		Biotechnology: 1.7%
20,807	@, L	Charles River Laboratories International, Inc.	954,001
16,577	@, L	Invitrogen Corp.	1,048,495
166,300	@, L	Millennium Pharmaceuticals, Inc.	1,796,040
48,150	@, L	PDL BioPharma, Inc.	919,184
37,500	@, L	Vertex Pharmaceuticals, Inc.	1,150,875
			5,868,595
		Chemicals: 4.5%
24,156		Airgas, Inc.	996,918
12,096		Albemarle Corp.	990,058
19,700		Cabot Corp.	880,984
74,700		Chemtura Corp.	857,556
12,848		Cytec Industries, Inc.	755,719
11,800		Ferro Corp.	250,160
21,790		FMC Corp.	1,603,090
53,462		Lubrizol Corp.	2,780,024
110,288		Lyondell Chemical Co.	3,513,776
5,800		Minerals Technologies, Inc.	358,962
29,173	L	Olin Corp.	504,693
36,633		RPM International, Inc.	857,212
13,500	L	Sensient Technologies Corp.	330,615
31,523		Valspar Corp.	854,589
			15,534,356

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services: 5.8%
26,591		Adesa, Inc.	$731,253
20,689	@, L	Alliance Data Systems Corp.	1,236,168
28,850	@, L	Career Education Corp.	853,383
27,050	@, W	ChoicePoint, Inc.	1,051,704
26,238	@, L	Corinthian Colleges, Inc.	366,020
12,833		Corporate Executive Board Co.	998,536
6,400	L	Deluxe Corp.	197,568
48,900	L	DeVry, Inc.	1,351,596
13,463	@	ITT Educational Services, Inc.	1,076,771
6,771	L	Kelly Services, Inc.	208,344
120,642	@, L	Korn/Ferry International	2,784,417
15,200	@, L	Laureate Education, Inc.	907,136
46,887		Manpower, Inc.	3,483,704
84,897	@	MPS Group, Inc.	1,215,725
31,714	L	Pharmaceutical Product Development, Inc.	1,008,188
50,959	@, L	Quanta Services, Inc.	1,181,739
8,290		Rollins, Inc.	190,670
4,200		Strayer Education, Inc.	495,138
38,142	@	Valassis Communications, Inc.	634,683
			19,972,743
		Computers: 3.7%
87,012	@, L	Cadence Design Systems, Inc.	1,735,019
57,244	@	Ceridian Corp.	1,867,299
20,125		Diebold, Inc.	953,321
26,594		Imation Corp.	1,106,576
25,200	@, L	Mentor Graphics Corp.	425,628
107,068	@	SRA International, Inc.	2,537,512
106,470	@	Synopsys, Inc.	2,723,503
68,486	@	Western Digital Corp.	1,312,877
			12,661,735
		Cosmetics/Personal Care: 0.2%
25,700		Alberto-Culver Co.	569,255
			569,255
		Distribution/Wholesale: 1.3%
3,693	L	CDW Corp.	229,261
57,983	@	Ingram Micro, Inc.	1,126,610
83,403	@, L	Tech Data Corp.	3,109,264
			4,465,135
		Diversified Financial Services: 2.3%
31,420		AG Edwards, Inc.	2,017,478
64,484	@, L	AmeriCredit Corp.	1,574,699
38,541		Eaton Vance Corp.	1,336,987
20,638	L	IndyMac Bancorp., Inc.	708,503
9,530		Nuveen Investments, Inc.	464,016
37,402		Raymond James Financial, Inc.	1,125,800
25,200	L	Waddell & Reed Financial, Inc.	614,376
			7,841,859
		Electric: 5.4%
36,578		Alliant Energy Corp.	1,529,692
116,150	@	Aquila, Inc.	480,861
25,900		Duquesne Light Holdings, Inc.	520,849
45,823		Energy East Corp.	1,132,286
24,712		Great Plains Energy, Inc.	768,296
55,964		MDU Resources Group, Inc.	1,479,129
74,963		Northeast Utilities	2,178,425
44,930		NSTAR	1,537,055
48,112	L	OGE Energy Corp.	1,857,604
58,704		Pepco Holdings, Inc.	1,562,700
53,000	L	PNM Resources, Inc.	1,619,680
36,146		Puget Energy, Inc.	891,722
24,850	@	Sierra Pacific Resources	431,396
27,085		Westar Energy, Inc.	727,774
36,000		Wisconsin Energy Corp.	1,726,200
			18,443,669
		Electrical Components & Equipment: 0.4%
44,157	W	Ametek, Inc.	1,510,169
			1,510,169
		Electronics: 2.7%
27,503		Amphenol Corp.	1,775,044
4,882	@, L	Arrow Electronics, Inc.	187,078
31,412	@	Avnet, Inc.	1,148,737
44,800	L	Gentex Corp.	748,608
25,005	@, L	Kemet Corp.	195,039
16,610		National Instruments Corp.	445,646
12,742	@	Newport Corp.	227,572
14,466	@	Plexus Corp.	237,242

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
22,387	@	Thomas & Betts Corp.	$1,137,707
32,719	@, L	Varian, Inc.	1,780,895
96,571	@	Vishay Intertechnology, Inc.	1,376,137
			9,259,705
		Engineering & Construction: 1.6%
57,500		Granite Construction, Inc.	3,356,850
25,308	@	Jacobs Engineering Group, Inc.	2,286,325
			5,643,175
		Entertainment: 0.3%
10,466		International Speedway Corp.	556,791
21,750	@	Macrovision Corp.	536,573
			1,093,364
		Environmental Control: 0.3%
14,010	@, L	Stericycle, Inc.	1,090,118
			1,090,118
		Food: 0.9%
23,470		Hormel Foods Corp.	856,655
27,926	L	JM Smucker Co.	1,385,130
31,800	@, L	Smithfield Foods, Inc.	928,878
			3,170,663
		Forest Products & Paper: 0.4%
16,700		Bowater, Inc.	403,806
55,510	L	Louisiana-Pacific Corp.	1,145,726
			1,549,532
		Gas: 0.3%
24,212		AGL Resources, Inc.	986,155
			986,155
		Hand/Machine Tools: 0.2%
11,900	L	Kennametal, Inc.	728,280
			728,280
		Healthcare — Products: 3.7%
18,100	@, L	Advanced Medical Optics, Inc.	697,574
18,848		Beckman Coulter, Inc.	1,209,288
94,463	@, L	Cytyc Corp.	2,862,229
87,030		Dentsply International, Inc.	2,744,926
24,650	@, L	Edwards Lifesciences Corp.	1,244,086
15,764	@, L	Gen-Probe, Inc.	756,987
27,136	@, L	Henry Schein, Inc.	1,415,685
19,805		Steris Corp.	512,950
20,489	@	Techne Corp.	1,153,940
			12,597,665
		Healthcare — Services: 1.0%
12,518	@, L	Apria Healthcare Group, Inc.	398,698
19,803	@, W, L	Covance, Inc.	1,221,053
17,100	@	LifePoint Hospitals, Inc.	625,860
29,063	@	Lincare Holdings, Inc.	1,134,910
			3,380,521
		Holding Companies — Diversified: 0.5%
66,726	L	Leucadia National Corp.	1,889,013
			1,889,013
		Home Builders: 0.1%
4,350	L	Thor Industries, Inc.	182,004
			182,004
		Household Products/Wares: 0.6%
23,755	L	American Greetings Corp.	556,342
13,244		Blyth, Inc.	271,502
7,785	L	Church & Dwight Co., Inc.	373,291
32,843	L	Tupperware Corp.	768,855
			1,969,990
		Insurance: 8.0%
36,056	L	American Financial Group, Inc.	1,261,960
25,057	L	Arthur J Gallagher & Co.	717,382
34,752	L	Brown & Brown, Inc.	978,269
45,581	@@, S	Everest Re Group Ltd.	4,430,929
56,297		Fidelity National Title Group, Inc.	1,351,128
15,125		Hanover Insurance Group, Inc.	710,421
101,453	L	HCC Insurance Holdings, Inc.	3,180,552
17,315		Horace Mann Educators Corp.	350,456
10,803		Mercury General Corp.	575,800
18,392		Ohio Casualty Corp.	548,449
68,465		Old Republic International Corp.	1,528,139
44,600	L	PMI Group, Inc.	2,090,402
28,658	L	Protective Life Corp.	1,272,702
41,707		Radian Group, Inc.	2,396,067
21,735		Stancorp Financial Group, Inc.	1,047,627
26,053		Unitrin, Inc.	1,192,185

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
125,794	S	WR Berkley Corp.	$4,100,884
			27,733,352
		Internet: 1.2%
27,600	@, L	Checkfree Corp.	1,046,592
12,550	@, L	F5 Networks, Inc.	911,381
49,150	@	McAfee, Inc.	1,480,398
17,900	@, L	NetFlix, Inc.	403,287
6,400	@, L	Valueclick, Inc.	169,600
			4,011,258
		Iron/Steel: 0.6%
19,900		Reliance Steel & Aluminum Co.	908,634
28,254		Steel Dynamics, Inc.	1,066,306
			1,974,940
		Machinery — Construction & Mining: 0.5%
37,800		Joy Global, Inc.	1,676,052
			1,676,052
		Machinery — Diversified: 0.6%
28,000	@, L	AGCO Corp.	1,015,000
3,900	@	Flowserve Corp.	202,488
20,747		Nordson Corp.	1,012,039
			2,229,527
		Media: 0.9%
26,026		Belo Corp.	485,125
7,300		Media General, Inc.	299,592
28,100		Reader’s Digest Association, Inc.	476,857
7,802	@	Scholastic Corp.	271,432
1,687		Washington Post	1,292,242
24,448		Westwood One, Inc.	166,980
			2,992,228
		Metal Fabricate/Hardware: 0.8%
37,150		Commercial Metals Co.	1,023,111
11,200		Precision Castparts Corp.	1,018,864
29,881		Timken Co.	853,999
			2,895,974
		Miscellaneous Manufacturing: 2.7%
63,318		Crane Co.	2,411,783
12,882		Donaldson Co., Inc.	461,949
14,059	L	Federal Signal Corp.	211,588
13,390		Harsco Corp.	1,148,862
32,148		Pentair, Inc.	1,003,661
27,700		Roper Industries, Inc.	1,471,424
36,899		Teleflex, Inc.	2,469,281
			9,178,548
		Office Furnishings: 0.5%
20,303		Herman Miller, Inc.	781,056
15,451		HNI, Corp.	772,550
			1,553,606
		Oil & Gas: 5.0%
17,800	@, L	Forest Oil Corp.	567,820
33,100		Frontier Oil Corp.	978,105
50,471	L	Helmerich & Payne, Inc.	1,372,811
99,550	@	Newfield Exploration Co.	4,302,551
57,261	L	Noble Energy, Inc.	3,296,516
44,300		Pioneer Natural Resources Co.	1,703,335
20,556	L	Pogo Producing Co.	982,371
140,700	@	Pride International, Inc.	4,052,156
			17,255,665
		Oil & Gas Services: 2.7%
39,631	@, L	Cameron International Corp.	2,246,681
82,050	@	Grant Prideco, Inc.	3,561,791
69,200	L	Tidewater, Inc.	3,596,324
			9,404,796
		Packaging & Containers: 0.9%
24,023		Packaging Corp. of America	588,564
68,417		Sonoco Products Co.	2,532,797
			3,121,361
		Pharmaceuticals: 1.8%
8,074	@, L	Cephalon, Inc.	573,900
16,700	L	Medicis Pharmaceutical Corp.	607,212
37,357		Omnicare, Inc.	1,551,810
23,296		Perrigo Co.	389,043
35,300	@, L	Sepracor, Inc.	1,855,368
9,500	L	Valeant Pharmaceuticals International	170,335
25,817	@	VCA Antech, Inc.	947,742
			6,095,410

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.6%
46,100		Oneok, Inc.	$1,920,526
			1,920,526
		Real Estate Investment Trusts: 3.1%
26,800		AMB Property Corp.	1,575,304
16,600		Highwoods Properties, Inc.	733,388
30,807		Hospitality Properties Trust	1,419,278
27,373		Liberty Property Trust	1,402,866
19,436		Longview Fibre Co.	478,514
8,800		Macerich Co.	823,680
31,971		New Plan Excel Realty Trust	1,067,512
22,832		Rayonier, Inc.	1,019,677
7,487		Regency Centers Corp.	641,935
39,896	L	United Dominion Realty Trust, Inc.	1,302,604
3,443	L	Weingarten Realty Investors	170,222
			10,634,980
		Retail: 10.0%
14,151	@, L	99 Cents Only Stores	211,274
27,141		Abercrombie & Fitch Co.	2,121,612
86,300	@, L	Aeropostale, Inc.	3,162,032
119,700		American Eagle Outfitters	3,716,685
96,181	@	AnnTaylor Stores Corp.	3,413,464
15,250		Barnes & Noble, Inc.	624,335
10,427		Bob Evans Farms, Inc.	377,040
36,781		Brinker International, Inc.	1,250,922
7,907	L	CBRL Group, Inc.	368,941
63,641	@, L	Charming Shoppes, Inc.	793,603
39,163		Claire’s Stores, Inc.	1,258,699
8,700	@	Copart, Inc.	256,215
11,260	@	Dick’s Sporting Goods, Inc.	589,348
52,943	@	Dollar Tree Stores, Inc.	1,805,886
46,306		Foot Locker, Inc.	1,052,072
9,200	@	GameStop Corp.	482,264
17,400		MSC Industrial Direct Co.	750,636
34,571	@, L	O’Reilly Automotive, Inc.	1,190,280
22,000		OSI Restaurant Partners, Inc.	880,000
93,800	@, L	Payless Shoesource, Inc.	2,898,420
58,050		Petsmart, Inc.	1,759,496
18,600	L	Regis Corp.	782,688
120,265		Ross Stores, Inc.	3,941,084
41,500	@, L	Saks, Inc.	801,780
			34,488,776
		Savings & Loans: 0.6%
26,350		Astoria Financial Corp.	744,915
44,218	L	First Niagara Financial Group, Inc.	627,896
35,727		Washington Federal, Inc.	849,588
			2,222,399
		Semiconductors: 4.7%
510,458	@	Atmel Corp.	2,827,937
63,550	@, L	Fairchild Semiconductor International, Inc.	1,189,021
83,620	@, L	Integrated Device Technology, Inc.	1,356,316
22,200	@, L	International Rectifier Corp.	952,824
43,250		Intersil Corp.	1,143,963
43,661	@, L	Lam Research Corp.	1,949,900
32,950	@	Lattice Semiconductor Corp.	202,972
69,770	@	MEMC Electronic Materials, Inc.	3,598,039
18,450	@, L	Micrel, Inc.	215,127
66,750		Microchip Technology, Inc.	2,376,300
30,500	@, L	Semtech Corp.	437,065
			16,249,464
		Software: 2.8%
22,000		Acxiom Corp.	469,920
4,966	@	Advent Software, Inc.	179,769
19,300	@, L	Cerner Corp.	1,005,723
19,917	@, L	CSG Systems International	491,153
19,738	@	Dun & Bradstreet Corp.	1,742,471
19,501		Fair Isaac Corp.	761,124
27,900		Global Payments, Inc.	1,073,313
25,992	L	MoneyGram International, Inc.	781,320
123,431	@	Sybase, Inc.	3,084,541
21,948	@, L	Wind River Systems, Inc.	228,259
			9,817,593
		Telecommunications: 2.3%
116,401	@, L	3Com Corp.	450,472
81,505	@, L	Cincinnati Bell, Inc.	372,478
17,266	@, L	CommScope, Inc.	664,223
40,831	L	Harris Corp.	2,003,985

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
27,400	@, L	Polycom, Inc.	$874,060
52,423	L	Telephone & Data Systems, Inc.	2,919,437
53,300	@, L	Utstarcom, Inc.	492,492
			7,777,147
		Textiles: 0.7%
28,043	@, L	Mohawk Industries, Inc.	2,454,323
			2,454,323
		Transportation: 1.8%
55,232		CH Robinson Worldwide, Inc.	2,814,623
19,980		Con-way, Inc.	981,018
26,196		Expeditors International Washington, Inc.	1,174,891
13,000		Overseas Shipholding Group	787,540
16,000	@, L	Swift Transportation Co., Inc.	492,640
			6,250,712
		Total Common Stock
		(Cost $ 267,424,718 )	337,380,935

Principal Amount			Value
SHORT-TERM INVESTMENTS: 12.1%
	Repurchase Agreement: 1.5%
$5,205,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $5,205,766 to be received upon repurchase (Collateralized by $16,065,000 Resolution Funding Corporation, Discount Note, Market Value $5,310,607, due 04/15/30)		$5,205,000

	Total Repurchase Agreement
	(Cost $5,205,000)		5,205,000

	Securities Lending Collateralcc: 10.6%
36,296,351	The Bank of New York Institutional Cash Reserves Fund		36,296,351

	Total Securities Lending Collateral
	(Cost $36,296,351)		36,296,351

	Total Short-Term Investments
	(Cost $41,501,351)		41,501,351

	Total Investments in Securities
	(Cost $308,926,069)*	110.0%	$378,882,286
	Other Assets and Liabilities — Net	(10.0)	(34,355,705)
	Net Assets	100.0%	$344,526,581

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.

*	Cost for federal income tax purposes is
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$72,542,594
	Gross Unrealized Depreciation	(2,586,377)
	Net Unrealized Appreciation	$69,956,217

ING Index Plus Mid Cap Fund Open Futures Contracts on February 28, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts
MidCap400	13	5,456,750	03/15/07	$14,217
				$14,217

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 0.3%
8,700		Advo, Inc.	$286,926
5,652	@	inVentiv Health, Inc.	206,128
			493,054
		Aerospace/Defense: 0.9%
8,393	@, L	Armor Holdings, Inc.	534,550
6,620		Curtiss-Wright Corp.	231,568
7,153	@, L	Esterline Technologies Corp.	292,701
3,439		Kaman Corp.	78,444
9,700	@	Teledyne Technologies, Inc.	369,085
			1,506,348
		Agriculture: 0.8%
98,000	@	Alliance One International, Inc.	824,180
10,820		Delta & Pine Land Co.	442,971
			1,267,151
		Airlines: 1.0%
61,567	S, L	Skywest, Inc.	1,573,020
			1,573,020
		Apparel: 4.0%
6,160	@, L	CROCS, Inc.	300,115
5,700	@, L	Deckers Outdoor Corp.	371,640
34,578	@, S	Gymboree Corp.	1,303,245
34,711	L	Kellwood Co.	1,094,438
10,032	L	K-Swiss, Inc.	282,802
4,270	L	Oxford Industries, Inc.	210,895
26,860		Phillips-Van Heusen	1,473,002
7,500	@	Skechers USA, Inc.	261,900
9,932		Stride Rite Corp.	160,402
32,373		Wolverine World Wide, Inc.	898,351
			6,356,790
		Auto Parts & Equipment: 0.1%
4,700	@	Keystone Automotive Industries, Inc.	155,335
5,100	L	Standard Motor Products, Inc.	78,438
			233,773
		Banks: 5.8%
6,700		Bank Mutual Corp.	78,323
8,100	L	Cascade Bancorp.	210,762
8,780		Central Pacific Financial Corp.	330,918
17,625	L	Chittenden Corp.	539,149
5,898	L	Community Bank System, Inc.	126,158
9,300	L	Corus Bankshares, Inc.	172,608
23,241		East-West Bancorp., Inc.	866,192
31,045	@@, L	First Bancorp.	370,677
8,400	L	First Commonwealth Financial Corp.	103,404
9,600	L	First Financial Bancorp.	150,816
3,838		First Indiana Corp.	84,474
13,590	L	First Midwest Bancorp., Inc.	511,256
8,392		First Republic Bank	449,811
20,061	L	Fremont General Corp.	176,537
16,733		Hanmi Financial Corp.	326,795
12,750		Independent Bank Corp.	284,580
7,106		Irwin Financial Corp.	146,810
5,879		Nara Bancorp., Inc.	108,820
5,100		PrivateBancorp, Inc.	186,762
7,351		Prosperity Bancshares, Inc.	255,594
8,976		Provident Bankshares Corp.	307,967
10,309	L	South Financial Group, Inc.	276,075
20,083		Sterling Bancshares, Inc.	232,159
10,347		Sterling Financial Corp.	340,313
14,466		Susquehanna Bancshares, Inc.	350,945
21,889	L	Trustco Bank Corp.	216,482
26,429		UCBH Holdings, Inc.	503,737
6,083	L	Umpqua Holdings Corp.	164,302
10,601		United Bankshares, Inc.	377,078
31,759		Whitney Holding Corp.	1,007,395
3,800		Wilshire Bancorp., Inc.	64,752
			9,321,651
		Biotechnology: 0.7%
13,010	@	Arqule, Inc.	86,126
3,200		Cambrex Corp.	73,792

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
9,600	@	CryoLife, Inc.	$75,552
6,800	@	Digene Corp.	321,504
15,853	@	Regeneron Pharmaceuticals, Inc.	314,524
20,305	@, L	Savient Pharmaceuticals, Inc.	274,930
			1,146,428
		Building Materials: 0.9%
16,542		Lennox International, Inc.	567,721
5,720	@, L	NCI Building Systems, Inc.	319,405
2,900	L	Texas Industries, Inc.	229,709
5,814		Universal Forest Products, Inc.	301,340
			1,418,175
		Chemicals: 2.0%
7,068		Arch Chemicals, Inc.	217,129
13,900	L	Georgia Gulf Corp.	266,602
22,816		HB Fuller Co.	569,716
6,946		MacDermid, Inc.	240,401
8,000	@	OM Group, Inc.	405,360
4,420	L	Penford Corp.	91,450
122,853	@	PolyOne Corp.	824,344
2,860		Quaker Chemical Corp.	67,353
8,497		Schulman A, Inc.	179,202
16,700		Tronox, Inc.	247,828
9,600		Wellman, Inc.	30,336
			3,139,721
		Commercial Services: 5.6%
12,812		Aaron Rents, Inc.	350,536
27,300		ABM Industries, Inc.	718,263
7,289		Administaff, Inc.	258,687
9,300	@	AMN Healthcare Services, Inc.	258,540
8,140		Arbitron, Inc.	364,753
3,300	@, L	Bankrate, Inc.	133,947
8,330		Bowne & Co., Inc.	129,365
7,200	@	Bright Horizons Family Solutions, Inc.	288,576
6,615	L	Central Parking Corp.	146,787
7,291		Chemed Corp.	337,500
18,059	@	Coinstar, Inc.	532,921
4,766	@	Consolidated Graphics, Inc.	339,625
1,618	L	CPI Corp.	80,900
6,100	@, L	Cross Country Healthcare, Inc.	116,205
7,700		Gevity HR, Inc.	153,384
8,076	@, L	Heidrick & Struggles International, Inc.	370,123
13,655	@, L	Kendle International, Inc.	473,146
25,266	@, L	Labor Ready, Inc.	464,136
17,402	@	Live Nation, Inc.	402,682
3,200	@	Midas, Inc.	66,336
6,424	@	On Assignment, Inc.	78,758
5,509	@, L	Pharmanet Development Group	111,943
2,562	@, L	Pre-Paid Legal Services, Inc.	106,016
6,133	@, L	Rewards Network, Inc.	32,873
23,485	@	Spherion Corp.	208,312
6,181	@, L	Universal Technical Institute, Inc.	146,057
4,597	@, L	Vertrue, Inc.	224,242
13,490	W	Viad Corp.	502,907
20,810	@, L	Volt Information Sciences, Inc.	711,494
16,614		Watson Wyatt Worldwide, Inc.	798,635
			8,907,649
		Computers: 3.0%
10,492		Agilysys, Inc.	220,332
8,514	@	CACI International, Inc.	395,901
9,265	@	Carreker Corp.	73,935
2,290	@	Catapult Communications Corp.	23,244
15,856	@, L	Ciber, Inc.	111,468
18,836		Factset Research Systems, Inc.	1,146,359
8,660	@, L	Komag, Inc.	294,353
9,062	@	Kronos, Inc.	357,949
10,257	@, L	Manhattan Associates, Inc.	285,350
10,700	@, L	Mercury Computer Systems, Inc.	136,104
14,710	@, L	Micros Systems, Inc.	820,230
5,309		MTS Systems Corp.	200,574
10,970	@	Radisys Corp.	172,448
32,900	@	SYKES Enterprises, Inc.	527,716
			4,765,963
		Distribution/Wholesale: 1.1%
36,021	L	Building Materials Holding Corp.	748,877
14,681	L	Pool Corp.	515,303
8,608	@	United Stationers, Inc.	473,440
			1,737,620

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 2.2%
7,470	L	Financial Federal Corp.	$202,362
18,011	@	Investment Technology Group, Inc.	737,190
15,899	@, L	LaBranche & Co., Inc.	137,844
20,387	@	Piper Jaffray Cos.	1,327,398
4,631	@, L	Portfolio Recovery Associates, Inc.	203,949
7,071		SWS Group, Inc.	186,392
38,400	@	TradeStation Group, Inc.	453,888
5,678	@, L	World Acceptance, Corp.	232,798
			3,481,821
		Electric: 1.4%
9,375		Allete, Inc.	439,031
15,190		Avista Corp.	355,446
2,990		Central Vermont Public Service Corp.	74,780
4,463		CH Energy Group, Inc.	211,368
17,424		Cleco Corp.	456,509
16,959	@	El Paso Electric Co.	399,215
1,410		Green Mountain Power Corp.	48,532
7,460		UIL Holdings Corp.	271,768
			2,256,649
		Electrical Components & Equipment: 0.8%
10,600	@	Advanced Energy Industries, Inc.	213,484
11,103	L	Belden Cdt, Inc.	514,846
5,574	@, L	Greatbatch, Inc.	144,701
10,705	@	Littelfuse, Inc.	394,265
8,700	@	Magnetek, Inc.	45,588
5,614		Vicor Corp.	52,435
			1,365,319
		Electronics: 3.8%
4,141		Bel Fuse, Inc.	131,642
18,100	@	Benchmark Electronics, Inc.	388,788
11,114	@, L	Checkpoint Systems, Inc.	217,390
26,295	@, L	Coherent, Inc.	790,428
14,910	L	CTS Corp.	202,031
7,832	L	Cubic Corp.	165,255
4,682	@, L	Cymer, Inc.	194,584
5,335	@, L	Dionex Corp.	328,743
7,286	@	FEI Co.	238,981
6,840	@, L	Itron, Inc.	442,001
5,540		Keithley Instruments, Inc.	83,931
41,788		Methode Electronics, Inc.	451,728
7,610		Park Electrochemical Corp.	212,776
12,231	@, L	Paxar Corp.	281,680
11,000	@	Photon Dynamics, Inc.	129,800
9,620	@	Planar Systems, Inc.	86,003
5,100	@, L	Rogers Corp.	246,891
11,601	L	Technitrol, Inc.	255,106
33,326	@	Trimble Navigation Ltd.	881,806
8,204		Woodward Governor Co.	341,779
			6,071,343
		Energy — Alternate Sources: 0.2%
12,273	@, L	Headwaters, Inc.	289,275
			289,275
		Engineering & Construction: 1.0%
15,347	@	EMCOR Group, Inc.	921,741
14,673	@	URS Corp.	609,957
			1,531,698
		Entertainment: 0.3%
13,111	@	Pinnacle Entertainment, Inc.	424,010
			424,010
		Environmental Control: 0.5%
15,349	@, L	Tetra Tech, Inc.	273,673
12,855	@	Waste Connections, Inc.	568,448
			842,121
		Food: 1.6%
28,241		Corn Products International, Inc.	902,865
6,419		Flowers Foods, Inc.	188,654
6,666	@, L	Hain Celestial Group, Inc.	193,381
4,168		J&J Snack Foods Corp.	165,428
7,387	@, L	Performance Food Group Co.	217,695
10,096	@, L	Ralcorp Holdings, Inc.	585,770
8,962	@, L	TreeHouse Foods, Inc.	258,554
			2,512,347
		Forest Products & Paper: 0.8%
11,592	@	Buckeye Technologies, Inc.	147,450

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
10,606	@	Caraustar Industries, Inc.	$83,469
3,040		Deltic Timber Corp.	157,533
6,500		Neenah Paper, Inc.	241,150
12,180		Rock-Tenn Co.	395,485
3,657		Schweitzer-Mauduit International, Inc.	87,256
12,303		Wausau Paper Corp.	178,024
			1,290,367
		Gas: 2.3%
25,057		Atmos Energy Corp.	789,797
3,316		Cascade Natural Gas Corp.	86,216
22,247		Energen Corp.	1,078,535
1,017		New Jersey Resources Corp.	50,230
8,461		Northwest Natural Gas Co.	374,568
12,592		Southwest Gas Corp.	467,415
35,408		UGI Corp.	924,503
			3,771,264
		Hand/Machine Tools: 0.4%
8,648		Baldor Electric Co.	314,787
8,495		Regal-Beloit Corp.	384,314
			699,101
		Healthcare — Products: 3.7%
18,956	@, L	American Medical Systems Holdings, Inc.	385,565
9,700	@, L	Biolase Technology, Inc.	81,868
4,855	@, L	Biosite, Inc.	257,898
2,114		Datascope Corp.	75,681
10,100	@	Haemonetics Corp.	454,500
3,580	@, L	Hologic, Inc.	197,079
4,150	@, L	ICU Medical, Inc.	162,099
8,389	@	Idexx Laboratories, Inc.	722,964
19,259	@, L	Immucor, Inc.	572,763
6,190	L	LCA-Vision, Inc.	269,884
15,430	L	Mentor Corp.	740,794
10,707	@	Osteotech, Inc.	81,694
5,200	@, L	Palomar Medical Technologies, Inc.	212,576
6,180	@	Possis Medical, Inc.	75,829
18,700	@, L	PSS World Medical, Inc.	387,838
20,608	@	Respironics, Inc.	844,310
4,580	@, L	SurModics, Inc.	169,506
9,300	@	Viasys Healthcare, Inc.	287,649
			5,980,497
		Healthcare — Services: 4.7%
47,323	@, L	AMERIGROUP Corp.	1,565,445
11,781	@	Amsurg Corp.	271,552
47,311	@, L	Centene Corp.	1,141,141
5,400	@, L	Genesis HealthCare Corp.	340,470
15,875	@	Gentiva Health Services, Inc.	313,373
18,490	@, L	Healthways, Inc.	804,130
19,024	@, L	Odyssey HealthCare, Inc.	258,346
18,580	@	Pediatrix Medical Group, Inc.	1,005,178
27,226	@, L	Sierra Health Services, Inc.	1,011,718
11,616	@, L	Sunrise Senior Living, Inc.	455,231
12,225	@	United Surgical Partners International, Inc.	373,352
			7,539,936
		Home Builders: 1.8%
18,481	@, L	Champion Enterprises, Inc.	146,554
2,020		Coachmen Industries, Inc.	21,856
6,500	@, L	Meritage Homes Corp.	251,875
1,930	@, L	NVR, Inc.	1,306,610
34,340		Winnebago Industries	1,116,737
			2,843,632
		Home Furnishings: 0.5%
5,142	@, L	Audiovox Corp.	77,644
15,735	L	Ethan Allen Interiors, Inc.	579,992
6,259	L	La-Z-Boy, Inc.	86,124
			743,760
		Household Products/Wares: 0.6%
20,100	@	Central Garden and Pet Co.	281,802
7,000		John H. Harland Co.	353,500
16,681	@	Playtex Products, Inc.	228,697
5,460		WD-40 Co.	174,174
			1,038,173
		Housewares: 0.6%
1,208		National Presto Industries, Inc.	76,370
15,665	L	Toro Co.	823,196
			899,566

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 5.2%
12,067		Delphi Financial Group	$474,112
10,085		Hilb Rogal & Hobbs Co.	456,851
5,620		Infinity Property & Casualty Corp.	259,532
11,730		Landamerica Financial Group, Inc.	816,056
31,277	@	Philadelphia Consolidated Holding Co.	1,435,927
13,281		Presidential Life Corp.	271,198
15,749	@, L	ProAssurance Corp.	811,074
15,892		RLI Corp.	890,906
10,894		Safety Insurance Group, Inc.	462,668
2,912	@, L	SCPIE Holdings, Inc.	67,646
40,160	L	Selective Insurance Group	981,510
5,452	L	Stewart Information Services Corp.	221,351
3,400	@, L	Triad Guaranty, Inc.	154,564
6,300		United Fire & Casualty Co.	218,295
17,090		Zenith National Insurance Corp.	822,884
			8,344,574
		Internet: 1.7%
3,020	@, L	Blue Coat Systems, Inc.	97,637
15,500	@, L	Blue Nile, Inc.	604,500
16,050	@, L	Infospace, Inc.	365,940
13,720	@, L	j2 Global Communications, Inc.	329,829
26,200	@	Napster, Inc.	101,918
6,635	@	PC-Tel, Inc.	69,004
21,079	@	Secure Computing Corp.	180,858
21,311	@	Stamps.com, Inc.	330,534
26,284		United Online, Inc.	345,635
12,980	@	Websense, Inc.	295,425
			2,721,280
		Iron/Steel: 2.0%
7,262		Carpenter Technology Corp.	860,910
19,212		Chaparral Steel Co.	957,334
12,019		Cleveland-Cliffs, Inc.	677,872
5,674		Gibraltar Industries, Inc.	131,921
6,720	@	Material Sciences Corp.	72,374
12,522	L	Ryerson, Inc.	430,757
			3,131,168
		Leisure Time: 0.2%
13,600	@	K2, Inc.	159,120
5,300	@, L	WMS Industries, Inc.	198,379
			357,499
		Lodging: 0.1%
6,264		Marcus Corp.	137,933
			137,933
		Machinery — Diversified: 2.9%
11,421		Applied Industrial Technologies, Inc.	273,990
2,900		Cascade Corp.	164,343
11,948		Cognex Corp.	262,020
36,843	@	Gardner Denver, Inc.	1,247,872
7,767	@	Gerber Scientific, Inc.	81,864
14,773	L	IDEX Corp.	768,344
6,100	@, L	Intevac, Inc.	166,347
17,334		Manitowoc Co., Inc.	1,017,506
18,059		Robbins & Myers, Inc.	707,371
			4,689,657
		Media: 0.1%
3,900	@, L	4Kids Entertainment, Inc.	72,501
20,000	@, W, L	Radio One, Inc.	140,800
			213,301
		Metal Fabricate/Hardware: 0.9%
7,030		AM Castle & Co.	202,464
1,907	L	Lawson Products	74,735
11,287		Mueller Industries, Inc.	336,353
15,015	L	Quanex Corp.	586,936
5,276	L	Valmont Industries, Inc.	299,255
			1,499,743
		Miscellaneous Manufacturing: 2.8%
21,921		Acuity Brands, Inc.	1,214,423
6,875		AO Smith Corp.	265,856
10,159		Aptargroup, Inc.	668,462
9,940		Barnes Group, Inc.	221,960
7,345	@, L	Ceradyne, Inc.	379,002
23,650	@, L	EnPro Industries, Inc.	898,464
1,630	@	Lydall, Inc.	23,325
8,076		Myers Industries, Inc.	137,534
2,787		Standex International Corp.	78,482
8,820	@	Sturm Ruger & Co., Inc.	92,698

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
21,448	L	Tredegar Corp.	$478,505
			4,458,711
		Office Furnishings: 0.1%
13,675	@	Interface, Inc.	216,339
			216,339
		Office/Business Equipment: 0.2%
14,288	@, L	Global Imaging Systems, Inc.	286,760
			286,760
		Oil & Gas: 2.2%
13,426		Cabot Oil & Gas Corp.	907,061
7,074		Penn Virginia Corp.	492,916
1,900	@, L	Petroleum Development Corp.	99,503
21,864	L	St. Mary Land & Exploration Co.	787,323
7,648	@	Stone Energy Corp.	234,794
8,247	@, L	Swift Energy Co.	320,313
12,942	@	Unit Corp.	633,511
			3,475,421
		Oil & Gas Services: 3.6%
6,988	@, L	Dril-Quip, Inc.	269,597
31,853	@, L	Helix Energy Solutions Group, Inc.	1,069,305
17,200	@, L	Hornbeck Offshore Services, Inc.	460,444
5,400	@	Hydril	513,810
22,706	@	Lone Star Technologies	1,079,216
4,339		Lufkin Industries, Inc.	233,612
3,020	@	Oceaneering International, Inc.	119,109
17,999	@, L	SEACOR Holdings, Inc.	1,742,303
8,240	@	W-H Energy Services, Inc.	346,080
			5,833,476
		Packaging & Containers: 0.1%
6,479		Chesapeake Corp.	99,971
			99,971
		Pharmaceuticals: 2.4%
10,630	@, L	Bradley Pharmaceuticals, Inc.	206,009
8,300	@, L	HealthExtras, Inc.	219,950
5,600	L	Mannatech, Inc.	83,104
9,382	@, L	MGI Pharma, Inc.	199,086
21,304	@	NBTY, Inc.	1,037,079
31,864	@, L	Noven Pharmaceuticals, Inc.	784,492
7,000	@, L	PetMed Express, Inc.	88,550
11,540	@, L	Sciele Pharma, Inc.	265,420
14,910	@	Theragenics Corp.	71,717
10,988	@, L	USANA Health Sciences, Inc.	638,073
19,600	@, L	Viropharma, Inc.	313,600
			3,907,080
		Real Estate Investment Trusts: 2.1%
12,855	L	Colonial Properties Trust	590,687
6,500	L	EastGroup Properties, Inc.	350,870
1,641		Entertainment Properties Trust	107,486
6,525	L	Essex Property Trust, Inc.	906,257
18,540		Inland Real Estate Corp.	354,299
6,100		LTC Properties, Inc.	157,746
6,300	L	Mid-America Apartment Communities, Inc.	347,949
12,800	L	New Century Financial Corp.	195,840
4,700		PS Business Parks, Inc.	338,400
1,621	L	Sovran Self Storage, Inc.	94,375
			3,443,909
		Retail: 8.3%
13,442		Brown Shoe Co., Inc.	689,575
5,500	@, L	California Pizza Kitchen, Inc.	175,890
12,766		Casey’s General Stores, Inc.	319,278
14,170		Cash America International, Inc.	575,444
9,108		Cato Corp.	199,101
9,439	@, L	CEC Entertainment, Inc.	402,479
6,221	@, L	Childrens Place Retail Stores, Inc.	338,796
40,046	@, L	Dress Barn, Inc.	841,767
7,800	@, L	First Cash Financial Services, Inc.	175,344
2,756	@, L	Genesco, Inc.	110,240
26,420		Group 1 Automotive, Inc.	1,222,453
5,150		Haverty Furniture Cos., Inc.	75,242
9,354	@, L	Hibbett Sporting Goods, Inc.	291,658
53,360	@	HOT Topic, Inc.	568,818
4,690		IHOP Corp.	261,327
14,147	@	Insight Enterprises, Inc.	273,320
16,995	@, L	Jack in the Box, Inc.	1,161,438
9,300	@	Jo-Ann Stores, Inc.	209,529
5,475	L	Longs Drug Stores Corp.	252,179

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
25,756		Men’s Wearhouse, Inc.	$1,140,476
5,800		Movado Group, Inc.	171,158
5,460	@	O’Charleys, Inc.	114,496
8,680	@, L	Panera Bread Co.	531,476
7,130	@, L	Papa John’s International, Inc.	210,549
7,730	@, L	PF Chang’s China Bistro, Inc.	337,724
4,900	@, L	Red Robin Gourmet Burgers, Inc.	193,452
6,320	@, L	School Specialty, Inc.	235,799
57,701	@, L	Select Comfort Corp.	1,069,200
21,932	@, L	Sonic Corp.	475,266
22,400		Triarc Cos.	403,872
9,391	@, L	Tween Brands, Inc.	336,667
			13,364,013
		Savings & Loans: 1.6%
7,205		Anchor Bancorp. Wisconsin, Inc.	203,685
38,491	L	Bankunited Financial Corp.	939,950
18,431		Brookline Bancorp., Inc.	235,180
5,890		Dime Community Bancshares	74,037
7,997	L	Downey Financial Corp.	524,123
11,171	@, L	FirstFed Financial Corp.	638,981
			2,615,956
		Semiconductors: 2.7%
13,309	@	Actel Corp.	222,793
44,194	@	Brooks Automation, Inc.	686,333
5,550		Cohu, Inc.	103,452
11,483	@	DSP Group, Inc.	236,435
10,438	@	Exar Corp.	140,391
17,561	@	Kopin Corp.	63,395
16,900	@, L	Kulicke & Soffa Industries, Inc.	160,550
10,400	@	MKS Instruments, Inc.	250,848
15,871	@	Pericom Semiconductor Corp.	160,615
12,500	@, L	Photronics, Inc.	192,750
45,295	@	Skyworks Solutions, Inc.	298,947
4,480	@	Standard Microsystems Corp.	127,994
31,517	@	Varian Semiconductor Equipment Associates, Inc.	1,506,197
9,200	@, L	Veeco Instruments, Inc.	180,228
			4,330,928
		Software: 2.0%
6,650	@	Altiris, Inc.	216,391
2,291	@	Ansys, Inc.	116,887
14,127	@	Captaris, Inc.	87,729
17,663	@	Dendrite International, Inc.	225,027
11,120	@, L	Digi International, Inc.	148,674
5,590	@, L	Epicor Software Corp.	75,241
21,842	@	Hyperion Solutions Corp.	935,711
5,307		Inter-Tel, Inc.	122,804
8,966	@, L	JDA Software Group, Inc.	133,235
13,121	@	Keane, Inc.	180,020
7,740	@	Mantech International Corp.	266,643
10,920	@	Mapinfo Corp.	152,880
11,105	@	Progress Software Corp.	311,495
5,758	@	SPSS, Inc.	199,054
			3,171,791
		Telecommunications: 2.0%
43,690	@, L	Adaptec, Inc.	159,469
21,962	@, L	Aeroflex, Inc.	251,026
9,240	@, L	Anixter International, Inc.	572,880
5,079		Black Box Corp.	192,393
44,120	@	C-COR, Inc.	602,238
5,890		Commonwealth Telephone Enterprises, Inc.	251,621
6,800	@	Comtech Telecommunications	233,580
5,600		CT Communications, Inc.	131,992
20,074	@, L	Ditech Networks, Inc.	155,574
13,617	@	General Communication, Inc.	201,940
30,255	@	Harmonic, Inc.	266,547
12,860	@	Network Equipment Technologies, Inc.	101,723
6,850	@	Tollgrade Communications, Inc.	82,132
			3,203,115
		Textiles: 0.3%
3,850		Angelica Corp.	105,837
6,179		G&K Services, Inc.	232,269
4,400		Unifirst Corp.	183,568
			521,674
		Toys/Games/Hobbies: 0.3%
7,925	@, L	Jakks Pacific, Inc.	194,242
6,200	@	RC2 Corp.	245,024
			439,266

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Transportation: 1.9%
9,572	L	Arkansas Best Corp.	$377,807
6,966	@, L	Bristow Group, Inc.	255,304
8,669	@, L	EGL, Inc.	305,235
17,734	L	Heartland Express, Inc.	292,788
43,642	@, L	HUB Group, Inc.	1,382,142
2,980	@	Kirby Corp.	108,889
8,452	@	Old Dominion Freight Line	262,942
			2,985,107
		Total Common Stock
		(Cost $124,571,252)	158,896,894
WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
138		Timco Aviation Services	—

		Total Warrants
		(Cost $—)	—

		Total Long-Term Investments
		(Cost $124,571,252)	158,896,894

Principal Amount			Value
SHORT-TERM INVESTMENTS: 25.9%
	Repurchase Agreement: 1.7%
$2,687,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $2,687,396 to be received upon repurchase (Collateralized by $8,295,000 Resolution Funding Corporation, Discount Note, Market Value $2,742,078, due 04/15/30)		$2,687,000
	Total Repurchase Agreement
	(Cost $2,687,000)		2,687,000
	Securities Lending Collateralcc: 24.2%
38,922,739	The Bank of New York Institutional Cash Reserves Fund		38,922,739
	Total Securities Lending Collateral
	(Cost $38,922,739)		38,922,739
	Total Short-Term Investments
	(Cost $41,609,739)		41,609,739
	Total Investments in Securities
	(Cost $166,180,991)*	125.0%	$200,506,633
	Other Assets and Liabilities — Net	(25.0)	(40,160,498)
	Net Assets	100.0%	$160,346,135

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.

*	Cost for federal income tax purposes is $167,620,118.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$35,402,157
	Gross Unrealized Depreciation	(2,515,642)
	Net Unrealized Appreciation	$32,886,515

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 28, 2007 (Unaudited) (continued)

ING Index and Small Cap Fund Open Futures Contracts on February 28, 2007

				Unrealized
Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Appreciation/ (Depreciation)

Long Contracts
Russell 2000	4	$1,589,400	03/15/07	$28,037

				$28,037

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Aerospace/Defense: 2.6%
15,600		DRS Technologies, Inc.	$826,644
20,100	@	Moog, Inc.	766,011
35,800	@	Teledyne Technologies, Inc.	1,362,190
			2,954,845
		Apparel: 2.5%
19,000	@, @@	Gildan Activewear, Inc.	983,440
19,700		Phillips-Van Heusen	1,080,348
28,100		Steven Madden Ltd.	830,636
			2,894,424
		Banks: 5.8%
119,200		Bank Mutual Corp.	1,393,448
47,700		Citizens Banking Corp.	1,082,790
29,375		Provident Bankshares Corp.	1,007,856
28,200	@	Signature Bank	866,304
34,980	@	Superior Bancorp	384,780
29,600		UMB Financial Corp.	1,116,808
25,000		Whitney Holding Corp.	793,000
			6,644,986
		Biotechnology: 0.8%
15,500	@	Alexion Pharmaceuticals, Inc.	571,640
29,700	@	Human Genome Sciences, Inc.	326,700
			898,340
		Building Materials: 0.8%
52,000	@	Dayton Superior Corp.	598,000
3,500	@	Genlyte Group, Inc.	242,865
3,000	@	Goodman Global, Inc.	57,000
			897,865
		Chemicals: 2.9%
12,800		Albemarle Corp.	1,047,680
37,418	@	Innophos Holdings, Inc.	617,771
66,000		UAP Holding Corp.	1,674,419
			3,339,870
		Commercial Services: 3.2%
13,000	@	Advisory Board Co.	676,130
15,300		Arbitron, Inc.	685,593
36,661		Diamond Management & Technology Consultants, Inc.	553,214
19,300	@	Exponent, Inc.	355,313
16,800	@	Geo Group, Inc.	786,072
24,900	@	Live Nation, Inc.	576,186
			3,632,508
		Computers: 3.2%
10,000		Agilysys, Inc.	210,000
4,600	@	CACI International, Inc.	213,900
15,600	@	Electronics for Imaging	355,992
24,800	@	Komag, Inc.	842,952
15,700	@	Micros Systems, Inc.	875,432
8,300		MTS Systems Corp.	313,574
52,000	@	Palm, Inc.	860,600
			3,672,450
		Distribution/Wholesale: 1.3%
54,060	@	Brightpoint, Inc.	652,504
26,000		Owens & Minor, Inc. 1.3%	857,220
			1,509,724
		Diversified Financial Services: 1.1%
8,040	@	GFI Group, Inc.	495,344
18,700	@	Investment Technology Group, Inc.	765,391
			1,260,735
		Electric: 1.5%
33,500		ITC Holdings Corp.	1,470,985
8,200		Portland General Electric Co.	231,978
			1,702,963
		Electrical Components & Equipment: 0.5%
15,900	W	Ametek, Inc.	543,780
			543,780
		Electronics: 3.2%
15,200	@	Cymer, Inc.	631,712
8,500	@	Itron, Inc.	549,270
47,800	@	Kemet Corp.	372,840
20,900	@	Thomas & Betts Corp.	1,062,138
18,700	@	Varian, Inc.	1,017,841
			3,633,801

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.6%
11,200	@	Washington Group International, Inc.	$656,544
			656,544
		Entertainment: 0.5%
23,900	@	Macrovision Corp.	589,613
			589,613
		Environmental Control: 0.7%
20,000		Metal Management, Inc.	800,800
			800,800
		Food: 0.6%
22,600		Corn Products International, Inc.	722,522
			722,522
		Gas: 2.2%
27,200		New Jersey Resources Corp.	1,343,408
13,200		Vectren Corp.	369,732
24,800		WGL Holdings, Inc.	781,696
			2,494,836
		Healthcare — Products: 2.1%
12,300	@	Arthrocare Corp.	447,105
21,900	@	DJO, Inc.	858,042
2,500	@	Haemonetics Corp.	112,500
17,400	@	Kyphon, Inc.	784,914
8,694	@	PSS World Medical, Inc.	180,314
			2,382,875
		Healthcare — Services: 3.3%
29,609	@	Amedisys, Inc.	946,896
20,700	@	Magellan Health Services, Inc.	865,467
7,300	@	Pediatrix Medical Group, Inc.	394,930
32,200	@	Psychiatric Solutions, Inc.	1,286,712
7,700	@	Sierra Health Services, Inc.	286,132
			3,780,137
		Housewares: 1.3%
28,300		Toro Co.	1,487,165
			1,487,165
		Insurance: 7.0%
59,800		American Equity Investment Life Holding Co.	792,948
38,764	@@	Aspen Insurance Holdings Ltd.	1,027,246
38,002	@	First Mercury Financial Corp.	858,465
21,300		Landamerica Financial Group, Inc.	1,481,841
25,800		Ohio Casualty Corp.	769,356
20,800		PMI Group, Inc.	974,896
12,600		Radian Group, Inc.	723,870
82,700	@, @@	RAM Holdings Ltd.	1,355,453
			7,984,075
		Internet: 0.6%
28,200	@	Valueclick, Inc.	747,300
			747,300
		Iron/Steel: 1.0%
12,000		Cleveland-Cliffs, Inc.	676,800
19,100		Gibraltar Industries, Inc.	444,075
			1,120,875
		Leisure Time: 1.1%
38,700	@	K2, Inc.	452,790
17,100	@	Life Time Fitness, Inc.	817,380
			1,270,170
		Machinery — Diversified: 0.9%
33,600		Wabtec Corp.	1,081,920
			1,081,920
		Media: 0.6%
36,300		GateHouse Media, Inc.	702,042
			702,042
		Metal Fabricate/Hardware: 1.0%
41,800		Commercial Metals Co.	1,151,172
			1,151,172
		Miscellaneous Manufacturing: 0.7%
34,700		Barnes Group, Inc.	774,851
			774,851
		Oil & Gas: 2.9%
27,601	@	Carrizo Oil & Gas, Inc.	849,559
31,600	@	Denbury Resources, Inc.	911,344
49,400	@	EXCO Resources, Inc.	860,548
37,500	@	Parallel Petroleum Corp.	718,125
			3,339,576
		Oil & Gas Services: 4.6%
10,800	@, @@	Core Laboratories NV	851,904
10,700	@	FMC Technologies, Inc.	703,846
56,800	@	Global Industries Ltd.	838,368
15,300	@	Hydril	1,455,795

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
36,200	@, @@	North American Energy Partners, Inc.	$692,506
22,600	@	Superior Energy Services	692,690
			5,235,109
		Packaging & Containers: 0.3%
6,500		Silgan Holdings, Inc.	319,865
			319,865
		Pharmaceuticals: 2.2%
11,700	@	Alkermes, Inc.	191,880
12,600	@	BioMarin Pharmaceuticals, Inc.	214,578
17,100	@	Cubist Pharmaceuticals, Inc.	342,513
32,800	@	HealthExtras, Inc.	869,200
18,700	@	Sciele Pharma, Inc.	430,100
7,900	@	United Therapeutics Corp.	443,980
			2,492,251
		Real Estate: 0.8%
8,900		Jones Lang LaSalle, Inc.	942,065
			942,065
		Real Estate Investment Trusts: 3.7%
81,000		American Financial Realty Trust	899,100
29,500		BioMed Realty Trust, Inc.	824,525
68,100		DCT Industrial Trust, Inc.	770,211
39,600		Innkeepers USA Trust	661,320
26,600		Lexington Corporate Properties Trust	546,630
17,300		Nationwide Health Properties, Inc.	572,284
			4,274,070
		Retail: 5.8%
37,100		Casey’s General Stores, Inc.	927,871
24,300		Domino’s Pizza, Inc.	749,898
28,000	@	JOS A Bank Clothiers, Inc.	862,960
9,800		Longs Drug Stores Corp.	451,388
16,400	@	Pantry, Inc.	773,260
18,500		Regis Corp.	778,480
13,000	@	Ruth’s Chris Steak House	280,540
43,350		Stage Stores, Inc.	950,666
23,500	@	Tween Brands, Inc.	842,475
			6,617,538
		Savings & Loans: 4.7%
52,700		BankAtlantic Bancorp., Inc.	672,452
60,000		Brookline Bancorp., Inc.	765,600
54,552		First Niagara Financial Group, Inc.	774,638
82,802		NewAlliance Bancshares, Inc.	1,308,272
51,100		Provident Financial Services, Inc.	897,316
86,500		Westfield Financial, Inc.	914,305
			5,332,583
		Semiconductors: 4.2%
12,000	@	Actel Corp.	200,880
85,300	@	Axcelis Technologies, Inc.	620,984
25,100	@	DSP Group, Inc.	516,809
96,400	@	Entegris, Inc.	1,073,896
33,000	@	Fairchild Semiconductor International, Inc.	617,430
21,800	@	Formfactor, Inc.	931,950
20,300	@	Micrel, Inc.	236,698
28,000	@	Microsemi Corp.	567,280
			4,765,927
		Software: 4.2%
31,200	@	Ansys, Inc.	1,591,824
33,150		Global Payments, Inc.	1,275,281
78,600	@	Informatica Corp.	1,018,656
28,050	@	THQ, Inc.	903,491
			4,789,252
		Storage/Warehousing: 0.8%
32,000	@	Mobile Mini, Inc.	861,760
			861,760
		Telecommunications: 3.4%
23,800		Adtran, Inc.	548,114
58,600		Alaska Communications Systems Group, Inc.	857,318
43,200	@	Arris Group, Inc.	567,648
18,000		Otelco, Inc.	420,300
26,500	@	RCN Corp.	724,775
29,400	@	SBA Communications Corp.	792,918
			3,911,073
		Textiles: 0.3%
8,600		G&K Services, Inc.	323,274
			323,274
		Transportation: 1.7%
25,600	@	HUB Group, Inc.	810,752
14,100	@	Kirby Corp.	515,214
23,132		Pacer International, Inc.	625,258

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
			$1,951,224
		Trucking & Leasing: 2.5%
24,900		GATX Corp.	1,149,384
51,500	@, @@	Genesis Lease Ltd.	1,274,625
13,800		Greenbrier Cos., Inc.	393,438
			2,817,447
		Total Common Stock
		(Cost $95,319,447)	109,306,202
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds:
19,799		iShares Russell 2000 Index Fund	1,563,131
		Total Exchange-Traded Funds
		(Cost $1,385,908)	1,563,131
		Total Long-Term Investments
		(Cost $96,705,355)	110,869,333

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreement:
$3,829,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $3,829,565 to be received upon repurchase (Collateralized by $3,877,000 Federal Home Loan Mortgage Corporation, 2.400%, Market Value plus accrued interest $3,906,013, due 03/29/07)		$3,829,000
		Total Short-Term Investments
		(Cost $3,829,000)		3,829,000
		Total Investments in Securities
		(Cost $100,534,355)*	100.4%	$114,698,333
		Other Assets and Liabilities — Net	(0.4)	(474,191)
		Net Assets	100.0%	$114,224,142

	@	Non-income producing security
	@@	Foreign Issuer
	W	When-issued or delayed delivery security

	*	Cost for federal income tax purposes is $100,580,687.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$16,453,997
		Gross Unrealized Depreciation	(2,336,351)
		Net Unrealized Appreciation	$14,117,646

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 38.5%
		Advertising: 0.4%
40		Advo, Inc.	$1,319
1,400		Omnicom Group	145,054
			146,373
		Aerospace/Defense: 0.9%
770		Boeing Co.	67,198
100	@@	Empresa Brasileira de Aeronautica SA ADR	4,535
50		Kaman Corp.	1,141
600		Lockheed Martin Corp.	58,368
3,188		Raytheon Co.	170,717
1,120		United Technologies Corp.	73,506
			375,465
		Agriculture: 0.6%
480	@	Alliance One International, Inc.	4,037
1,840		Altria Group, Inc.	155,075
885	@@	British American Tobacco PLC	26,854
50		Delta & Pine Land Co.	2,047
1,000		Reynolds American, Inc.	61,050
			249,063
		Airlines: 0.1%
130	@	Airtran Holdings, Inc.	1,355
20	@	Alaska Air Group, Inc.	820
1,980	@, @@	British Airways PLC	20,845
50	@	JetBlue Airways Corp.	616
216		Skywest, Inc.	5,519
			29,155
		Apparel: 0.4%
1,710	@	Coach, Inc.	80,712
10	@	CROCS, Inc.	487
50	@	Deckers Outdoor Corp.	3,260
120	@	Gymboree Corp.	4,523
281	@	Hanesbrands, Inc.	8,039
500		Jones Apparel Group, Inc.	16,460
160		Kellwood Co.	5,045
140		K-Swiss, Inc.	3,947
200		Phillips-Van Heusen	10,968
240		Wolverine World Wide, Inc.	6,660
			140,101
		Auto Manufacturers: 0.2%
6,700		Ford Motor Co.	53,064
4,000	@@	Fuji Heavy Industries Ltd.	21,868
			74,932
		Auto Parts & Equipment: 0.0%
488		ArvinMeritor, Inc.	8,911
10		Bandag, Inc.	506
40		Lear Corp.	1,477
80		Standard Motor Products, Inc.	1,230
			12,124
		Banks: 3.0%
414		Associated Banc-Corp.	14,316
7,030		Bank of America Corp.	357,616
1,100	@@	Bank of Ireland	25,106
2,000	@@	Bank of Yokohama Ltd.	16,412
2,674	@@	Barclays PLC	38,775
2,243	@@	Capitalia S.p.A.	19,262
220		Chittenden Corp.	6,730
493		Colonial BancGroup, Inc.	12,734
700		Comerica, Inc.	42,273
30		Corus Bankshares, Inc.	557
934	@@	Depfa Bank PLC	15,748
210	@@	Deutsche Bank AG	27,590
222		East-West Bancorp., Inc.	8,274
378	@@	First Bancorp.	4,513
20		First Financial Bancorp.	314
50		First Indiana Corp.	1,101
70		First Midwest Bancorp., Inc.	2,633
40		First Republic Bank	2,144
350		FirstMerit Corp.	7,508
110		Fremont General Corp.	968
243		Hanmi Financial Corp.	4,746
3,608	@@	HSBC Holdings PLC	62,930

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
350		Independent Bank Corp.	$7,812
3,481	@@	Intesa Sanpaolo S.p.A.	25,279
200	@@	KBC Groep NV	24,300
234	@, @@	Kookmin Bank ADR	20,906
130		Mercantile Bankshares Corp.	6,120
2	@@	Mitsubishi UFJ Financial Group, Inc.	24,525
900	@@	National Australia Bank Ltd.	28,615
1,900		National City Corp.	71,915
2,100		Regions Financial Corp.	75,222
123	@@	Societe Generale	20,685
1,000	@@	Sumitomo Trust & Banking Co., Ltd.	11,336
279		TCF Financial Corp.	7,377
83		Umpqua Holdings Corp.	2,242
200	@@	Uniao de Bancos Brasileiros SA GDR	17,096
1,560		Wachovia Corp.	86,377
220		Webster Financial Corp.	10,866
2,700		Wells Fargo & Co.	93,690
260		Whitney Holding Corp.	8,247
			1,214,860
		Beverages: 0.5%
900		Anheuser-Busch Cos., Inc.	44,172
450		Coca-Cola Co.	21,006
653	@@	Coca-Cola Hellenic Bottling Co. SA	25,297
171	@@	Fomento Economico Mexicano SA de CV ADR	18,861
20	@	Hansen Natural Corp.	700
600		Pepsi Bottling Group, Inc.	18,600
20		PepsiAmericas, Inc.	426
850		PepsiCo, Inc.	53,678
			182,740
		Biotechnology: 0.2%
980	@	Amgen, Inc.	62,975
50	@	CryoLife, Inc.	394
30	@	Digene Corp.	1,418
10	@	Invitrogen Corp.	633
710	@	Millennium Pharmaceuticals, Inc.	7,668
170	@	PDL BioPharma, Inc.	3,245
50	@	Regeneron Pharmaceuticals, Inc.	992
240	@	Savient Pharmaceuticals, Inc.	3,250
170	@	Vertex Pharmaceuticals, Inc.	5,217
			85,792
		Building Materials: 0.1%
933	@@	Italcementi S.p.A.	27,964
			27,964
		Chemicals: 0.4%
80		Airgas, Inc.	3,302
150		Chemtura Corp.	1,722
800		Dow Chemical Co.	35,040
100		FMC Corp.	7,357
140		Georgia Gulf Corp.	2,685
220		HB Fuller Co.	5,493
172		Lubrizol Corp.	8,944
587		Lyondell Chemical Co.	18,702
30		MacDermid, Inc.	1,038
490		Olin Corp.	8,477
40	@	OM Group, Inc.	2,027
110	@	Omnova Solutions, Inc.	669
530	@	PolyOne Corp.	3,556
50		Quaker Chemical Corp.	1,178
500		Sherwin-Williams Co.	33,275
3,000	@@	Sumitomo Chemical Co., Ltd.	22,907
321		Valspar Corp.	8,702
			165,074
		Commercial Services: 1.1%
50		ABM Industries, Inc.	1,316
100		Adesa, Inc.	2,750
30		Administaff, Inc.	1,065
60	@	Alliance Data Systems Corp.	3,585
600	@	Apollo Group, Inc.	28,374
10	@	Bankrate, Inc.	406
1,992	@, @@	Brambles Ltd.	20,882
100	@	Career Education Corp.	2,958
40		Central Parking Corp.	888
50	@	Coinstar, Inc.	1,476
48	@	Consolidated Graphics, Inc.	3,420
700	@	Convergys Corp.	18,004
10		CPI Corp.	500
245		DeVry, Inc.	6,772

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
100	@	Heidrick & Struggles International, Inc.	$4,583
316	@	Hooper Holmes, Inc.	1,217
90	@	ITT Educational Services, Inc.	7,198
40	@	Kendle International, Inc.	1,386
220	@	Korn/Ferry International	5,078
300	@	Labor Ready, Inc.	5,511
50	@	Laureate Education, Inc.	2,984
40	@	Live Nation, Inc.	926
380		Manpower, Inc.	28,234
1,260		McKesson Corp.	70,258
2,700		Moody’s Corp.	174,744
423	@	MPS Group, Inc.	6,057
30	@	Pharmanet Development Group	610
140	@	Quanta Services, Inc.	3,247
6	@	Travelcenters of America, LLC	218
327	@@	USG People NV	13,216
360	@	Valassis Communications, Inc.	5,990
30	@	Vertrue, Inc.	1,463
140	W	Viad Corp.	5,219
65	@	Volt Information Sciences, Inc.	2,222
178		Watson Wyatt Worldwide, Inc.	8,556
			441,313
		Computers: 2.2%
70		Agilysys, Inc.	1,470
600	@	Apple, Inc.	50,766
44	@	CACI International, Inc.	2,046
238	@	Cadence Design Systems, Inc.	4,746
80	@	Catapult Communications Corp.	812
110	@	Ceridian Corp.	3,588
8,700	@	Dell, Inc.	198,795
139		Factset Research Systems, Inc.	8,460
6,630		Hewlett-Packard Co.	261,089
170		Imation Corp.	7,074
3,110		International Business Machines Corp.	289,261
30	@	Kronos, Inc.	1,185
500	@	Lexmark International, Inc.	30,280
90	@	Mercury Computer Systems, Inc.	1,145
125	@	Micros Systems, Inc.	6,970
150	@	Radisys Corp.	2,358
200	@	Sandisk Corp.	7,284
160	@	SRA International, Inc.	3,792
160	@	SYKES Enterprises, Inc.	2,566
20	@	Synaptics, Inc.	491
344	@	Synopsys, Inc.	8,800
150	@	Western Digital Corp.	2,876
			895,854
		Cosmetics/Personal Care: 0.5%
600		Estee Lauder Cos., Inc.	28,728
2,750		Procter & Gamble Co.	174,598
			203,326
		Distribution/Wholesale: 0.1%
180		Building Materials Holding Corp.	3,742
74		Pool Corp.	2,597
1,000	@@	Sumitomo Corp.	18,086
212	@	Tech Data Corp.	7,903
			32,328
		Diversified Financial Services: 3.4%
380		AG Edwards, Inc.	24,400
980		American Express Co.	55,733
180	@	AmeriCredit Corp.	4,396
900		CIT Group, Inc.	50,823
6,770		Citigroup, Inc.	341,188
600		Countrywide Financial Corp.	22,968
800		Fannie Mae	45,384
800		Goldman Sachs Group, Inc.	161,280
200		IndyMac Bancorp., Inc.	6,866
130	@	Investment Technology Group, Inc.	5,321
4,940		JP Morgan Chase & Co.	244,036
3	@@	Kenedix, Inc.	15,869
60	@	LaBranche & Co., Inc.	520
1,300		Lehman Brothers Holdings, Inc.	95,290
740		Merrill Lynch & Co., Inc.	61,923
1,910		Morgan Stanley	143,097
10	@	Piper Jaffray Cos.	651
241		Raymond James Financial, Inc.	7,254
140	@@	SFCG Co., Ltd.	22,761
138		SWS Group, Inc.	3,638

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
180	@	TradeStation Group, Inc.	$2,128
600	@@	UBS AG — Reg	35,429
380		Waddell & Reed Financial, Inc.	9,264
			1,360,219
		Electric: 1.0%
3,000	@	AES Corp.	63,960
1,400		Centerpoint Energy, Inc.	24,976
100		Central Vermont Public Service Corp.	2,501
140		Cleco Corp.	3,668
90		Duquesne Light Holdings, Inc.	1,810
1,500		Edison International	70,380
160	@	El Paso Electric Co.	3,766
2,784	@@	International Power PLC	19,898
180		Northeast Utilities	5,231
150		NSTAR	5,132
364		OGE Energy Corp.	14,054
400		PNM Resources, Inc.	12,224
200	@@	RWE AG	20,474
666	@@	Scottish & Southern Energy PLC	18,752
800		TECO Energy, Inc.	13,416
600	@@	Tokyo Electric Power Co., Inc.	20,951
1,000		TXU Corp.	66,150
1,800		Xcel Energy, Inc.	42,534
			409,877
		Electrical Components & Equipment: 0.0%
20	@	Advanced Energy Industries, Inc.	403
88		Belden Cdt, Inc.	4,081
120	@	Littelfuse, Inc.	4,420
150	@	Magnetek, Inc.	786
			9,690
		Electronics: 0.2%
100		Amphenol Corp.	6,454
23	@	Avnet, Inc.	841
90	@	Benchmark Electronics, Inc.	1,933
177	@	Coherent, Inc.	5,321
80		CTS Corp.	1,084
120		Cubic Corp.	2,532
40		Gentex Corp.	668
400	@@	Hoya Corp.	13,864
1	@	Kemet Corp.	8
270		Methode Electronics, Inc.	2,919
130	@	Planar Systems, Inc.	1,162
180	@	Plexus Corp.	2,952
30	@	Rogers Corp.	1,452
190	@	Thomas & Betts Corp.	9,656
158	@	Trimble Navigation Ltd.	4,181
190	@	Varian, Inc.	10,342
720	@	Vishay Intertechnology, Inc.	10,260
			75,629
		Energy — Alternate Sources: 0.0%
20	@	Headwaters, Inc.	471
200	@, @@	Renewable Energy Corp. AS	4,125
			4,596
		Engineering & Construction: 0.3%
400	@@	Bouygues SA	27,853
140	@	EMCOR Group, Inc.	8,408
220		Granite Construction, Inc.	12,844
209	@@	Hochtief AG	18,369
120	@	Jacobs Engineering Group, Inc.	10,841
50	@	Shaw Group, Inc.	1,539
80	@	URS Corp.	3,326
200	@@	Vinci SA	27,643
			110,823
		Entertainment: 0.0%
70	@	Pinnacle Entertainment, Inc.	2,264
			2,264
		Environmental Control: 0.2%
20	@	Tetra Tech, Inc.	357
2,400		Waste Management, Inc.	81,720
			82,077
		Food: 0.6%
1,000		Campbell Soup Co.	40,830
18,000	@@	China Yurun Food Group Ltd.	18,861
173		Corn Products International, Inc.	5,531
1,254		General Mills, Inc.	70,675
124	@@	Groupe Danone	19,610
213		Hormel Foods Corp.	7,775

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
10		JM Smucker Co.	$496
112	@@	Nestle SA	41,666
120	@	Ralcorp Holdings, Inc.	6,962
70	@	Smithfield Foods, Inc.	2,045
60	@	United Natural Foods, Inc.	1,787
240	@@	Wimm-Bill-Dann Foods OJSC ADR	15,840
			232,078
		Forest Products & Paper: 0.1%
35	@	Buckeye Technologies, Inc.	445
160	@	Caraustar Industries, Inc.	1,259
400		Louisiana-Pacific Corp.	8,256
180		Rock-Tenn Co.	5,845
80		Schweitzer-Mauduit International, Inc.	1,909
500		Temple-Inland, Inc.	29,900
			47,614
		Gas: 0.2%
20		Cascade Natural Gas Corp.	520
308		Energen Corp.	14,932
200		KeySpan Corp.	8,208
1,300		NiSource, Inc.	30,927
494		UGI Corp.	12,898
			67,485
		Hand/Machine Tools: 0.3%
300		Snap-On, Inc.	15,030
1,600		Stanley Works	88,912
			103,942
		Healthcare — Products: 0.2%
70	@	Advanced Medical Optics, Inc.	2,698
200		Biomet, Inc.	8,466
30		Cooper Cos., Inc.	1,377
440	@	Cytyc Corp.	13,332
568		Dentsply International, Inc.	17,915
154	@	Edwards Lifesciences Corp.	7,772
140	@	Haemonetics Corp.	6,300
46	@	Hologic, Inc.	2,532
31	@	Idexx Laboratories, Inc.	2,672
100	@	Immucor, Inc.	2,974
10	@	Intuitive Surgical, Inc.	1,111
150		Johnson & Johnson	9,458
120		Mentor Corp.	5,761
110	@	Osteotech, Inc.	839
10	@	Palomar Medical Technologies, Inc.	409
70	@	Possis Medical, Inc.	859
86	@	Respironics, Inc.	3,523
182	@	Techne Corp.	10,250
			98,248
		Healthcare — Services: 1.2%
1,860		Aetna, Inc.	82,342
120	@	AMERIGROUP Corp.	3,970
1	@	Amsurg Corp.	23
120	@	Centene Corp.	2,894
630	@	Coventry Health Care, Inc.	34,285
100	@@	Fresenius Medical Care AG & Co. KGaA	14,197
30	@	Genesis HealthCare Corp.	1,892
150	@	Gentiva Health Services, Inc.	2,961
150	@	Health Net, Inc.	8,021
120	@	Healthways, Inc.	5,219
740	@	Humana, Inc.	44,282
40	@	Lincare Holdings, Inc.	1,562
149	@	Odyssey HealthCare, Inc.	2,023
110	@	Pediatrix Medical Group, Inc.	5,951
110	@	Sierra Health Services, Inc.	4,088
60	@	United Surgical Partners International, Inc.	1,832
2,730		UnitedHealth Group, Inc.	142,506
1,490	@	WellPoint, Inc.	118,291
			476,339
		Holding Companies — Diversified: 0.1%
410		Leucadia National Corp.	11,607
191	@@	LVMH Moet Hennessy Louis Vuitton SA	21,121
			32,728
		Home Builders: 0.1%
110	@	Champion Enterprises, Inc.	872
6,000	@, @@	Haseko Corp.	23,148
10	@	NVR, Inc.	6,770
160		Winnebago Industries	5,203
			35,993

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings: 0.1%
80	@	Audiovox Corp.	$1,208
90		Ethan Allen Interiors, Inc.	3,317
1,000	@@	Matsushita Electric Industrial Co., Ltd.	20,089
			24,614
		Household Products/Wares: 0.1%
70		American Greetings Corp.	1,639
151		Blyth, Inc.	3,096
100	@@	Henkel KGaA	14,111
30		John H. Harland Co.	1,515
50		Tupperware Corp.	1,171
			21,532
		Housewares: 0.0%
159		Toro Co.	8,355
			8,355
		Insurance: 2.8%
1,100	@@	ACE Ltd.	61,776
1,500		Allstate Corp.	90,090
400		AMBAC Financial Group, Inc.	35,056
187		American Financial Group, Inc.	6,545
2,100		American International Group, Inc.	140,910
13		Arthur J Gallagher & Co.	372
1,340		Chubb Corp.	68,407
180		Delphi Financial Group	7,072
200	@@	Everest Re Group Ltd.	19,442
214		Fidelity National Title Group, Inc.	5,136
1,700		Genworth Financial, Inc.	60,129
891		Hartford Financial Services Group, Inc.	84,253
490		HCC Insurance Holdings, Inc.	15,362
150		Horace Mann Educators Corp.	3,036
94		Landamerica Financial Group, Inc.	6,540
9,155	@@	Legal & General Group PLC	28,030
1,500		Loews Corp.	65,160
1,750		Metlife, Inc.	110,513
180		Old Republic International Corp.	4,018
195	@	Philadelphia Consolidated Holding Co.	8,952
90		PMI Group, Inc.	4,218
150		Presidential Life Corp.	3,063
140	@	ProAssurance Corp.	7,210
2,600		Progressive Corp.	59,618
380		Protective Life Corp.	16,876
1,130		Prudential Financial, Inc.	102,762
130		Radian Group, Inc.	7,469
10		RLI Corp.	561
406		Safeco Corp.	27,088
90		Safety Insurance Group, Inc.	3,822
20	@	SCPIE Holdings, Inc.	465
246		Selective Insurance Group	6,012
210		Stancorp Financial Group, Inc.	10,122
180		Unitrin, Inc.	8,237
447		WR Berkley Corp.	14,572
160		Zenith National Insurance Corp.	7,704
80	@@	Zurich Financial Services AG	22,830
			1,123,428
		Internet: 0.2%
20	@	Blue Coat Systems, Inc.	647
20	@	Blue Nile, Inc.	780
38	@	F5 Networks, Inc.	2,760
70	@	Infospace, Inc.	1,596
70	@	j2 Global Communications, Inc.	1,683
191	@	McAfee, Inc.	5,753
320	@	Napster, Inc.	1,245
5	@	NetFlix, Inc.	113
170	@	PC-Tel, Inc.	1,768
347	@, @@	SeLoger.com	12,972
110	@	Stamps.com, Inc.	1,706
210		United Online, Inc.	2,762
1,000	@	VeriSign, Inc.	25,300
30	@	WebEx Communications, Inc.	1,303
			60,388
		Iron/Steel: 0.4%
30		Carpenter Technology Corp.	3,557
90		Chaparral Steel Co.	4,485
71		Cleveland-Cliffs, Inc.	4,004
30		Gibraltar Industries, Inc.	698
30	@	Material Sciences Corp.	323
1,180		Nucor Corp.	71,827
50		Ryerson, Inc.	1,720

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Iron/Steel (continued)
20		Steel Dynamics, Inc.	$755
7,000	@@	Sumitomo Metal Industries Ltd.	35,575
600		United States Steel Corp.	53,172
			176,116
		Leisure Time: 0.2%
400		Brunswick Corp.	13,060
402	@@	Carnival PLC	19,111
4,561	@@	First Choice Holidays PLC	22,537
53		Polaris Industries, Inc.	2,538
100		Sabre Holdings Corp.	3,233
			60,479
		Lodging: 0.0%
200		Harrah’s Entertainment, Inc.	16,898
			16,898
		Machinery — Construction & Mining: 0.1%
677	@@	Atlas Copco AB	20,111
900	@@	Hitachi Construction Machinery Co., Ltd.	25,867
175		Joy Global, Inc.	7,760
			53,738
		Machinery — Diversified: 0.1%
20	@	AGCO Corp.	725
50		Applied Industrial Technologies, Inc.	1,200
200		Cummins, Inc.	26,936
218	@	Gardner Denver, Inc.	7,384
78		IDEX Corp.	4,057
20	@	Intevac, Inc.	545
90		Manitowoc Co., Inc.	5,283
90		Nordson Corp.	4,390
30		Robbins & Myers, Inc.	1,175
			51,695
		Media: 1.2%
600		CBS Corp. — Class B	18,210
500		Clear Channel Communications, Inc.	18,090
1,650		McGraw-Hill Cos., Inc.	106,607
1,890		News Corp., Inc. — Class A	42,582
100		Reader’s Digest Association, Inc.	1,697
200		Tribune Co.	6,006
200	@	Univision Communications, Inc.	7,200
598	@@	Vivendi	23,594
6,960		Walt Disney Co.	238,450
			462,436
		Metal Fabricate/Hardware: 0.0%
79		AM Castle & Co.	2,275
220		Commercial Metals Co.	6,059
159		Quanex Corp.	6,215
			14,549
		Mining: 0.1%
1,362	@@	BHP Billiton Ltd.	29,114
210		Phelps Dodge Corp.	26,231
			55,345
		Miscellaneous Manufacturing: 1.6%
170		Acuity Brands, Inc.	9,418
89		AO Smith Corp.	3,442
43		Aptargroup, Inc.	2,829
30	@	Ceradyne, Inc.	1,548
400		Cooper Industries Ltd.	36,696
330		Crane Co.	12,570
1,300		Eastman Kodak Co.	31,044
700		Eaton Corp.	56,707
140	@	EnPro Industries, Inc.	5,319
4,810		General Electric Co.	167,965
10		Harsco Corp.	858
2,800		Honeywell International, Inc.	130,032
1,500	@, @@	Konica Minolta Holdings, Inc.	19,247
500		Parker Hannifin Corp.	41,195
110		Pentair, Inc.	3,434
40		Roper Industries, Inc.	2,125
334	@@	Siemens AG	35,200
90		Standex International Corp.	2,534
150	@	Sturm Ruger & Co., Inc.	1,577
241		Teleflex, Inc.	16,128
100		Tredegar Corp.	2,231
1,924	@, @@	Tyco International Ltd.	59,317
			641,416
		Office Furnishings: 0.0%
168		Herman Miller, Inc.	6,463
			6,463

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Office/Business Equipment: 0.2%
4,400	@	Xerox Corp.	$75,988
			75,988
		Oil & Gas: 3.4%
2,966		Chevron Corp.	203,497
360		ConocoPhillips	23,551
800	@@	ERG S.p.A.	19,726
7,590		ExxonMobil Corp.	544,051
90	@	Forest Oil Corp.	2,871
486		Helmerich & Payne, Inc.	13,219
2,000		Marathon Oil Corp.	181,480
330	@	Newfield Exploration Co.	14,263
210		Noble Energy, Inc.	12,090
1,900		Occidental Petroleum Corp.	87,742
90		Penn Virginia Corp.	6,271
171	@@	Petroleo Brasileiro SA	15,458
20	@	Petroleum Development Corp.	1,047
20		Pioneer Natural Resources Co.	769
65	@	Plains Exploration & Production Co.	2,966
330	@	Pride International, Inc.	9,504
1,247	@@	Royal Dutch Shell PLC — Class B	40,224
1,858	@@	Santos Ltd.	13,702
703	@@	Sasol Ltd. ADR	22,637
40	@	Southwestern Energy Co.	1,560
210		St. Mary Land & Exploration Co.	7,562
40	@	Stone Energy Corp.	1,228
500	@@	Total SA	33,676
1,520		Valero Energy Corp.	87,628
			1,346,722
		Oil & Gas Services: 0.4%
160	@	Grant Prideco, Inc.	6,946
2,500		Halliburton Co.	77,200
150	@	Helix Energy Solutions Group, Inc.	5,036
80	@	Hornbeck Offshore Services, Inc.	2,142
70	@	Lone Star Technologies	3,327
10		Lufkin Industries, Inc.	538
850	@, @@	Petroleum Geo-Services ASA	19,685
90	@	SEACOR Holdings, Inc.	8,712
390		Tidewater, Inc.	20,268
			143,854
		Packaging & Containers: 0.2%
2,200	@	Pactiv Corp.	70,840
374		Sonoco Products Co.	13,845
			84,685
		Pharmaceuticals: 2.2%
1,460		AmerisourceBergen Corp.	76,898
512	@@	AstraZeneca PLC	28,711
30	@	Bradley Pharmaceuticals, Inc.	581
400		Caremark Rx, Inc.	24,636
20	@	Cephalon, Inc.	1,422
1,300	@	Forest Laboratories, Inc.	67,288
1,300	@@	GlaxoSmithKline PLC	36,475
1,330	@	King Pharmaceuticals, Inc.	24,805
120		Medicis Pharmaceutical Corp.	4,363
3,970		Merck & Co., Inc.	175,315
50	@	MGI Pharma, Inc.	1,061
900		Mylan Laboratories	19,053
100	@	NBTY, Inc.	4,868
130	@	Noven Pharmaceuticals, Inc.	3,201
232	@@	Omega Pharma SA	17,906
40		Omnicare, Inc.	1,662
6,310		Pfizer, Inc.	157,498
260	@@	Roche Holding AG	46,267
6,400		Schering-Plough Corp.	150,272
60	@	Sciele Pharma, Inc.	1,380
150	@	Sepracor, Inc.	7,884
230	@	Theragenics Corp.	1,106
50	@	USANA Health Sciences, Inc.	2,904
70	@	Viropharma, Inc.	1,120
400		Wyeth	19,568
			876,244
		Pipelines: 0.1%
100		Kinder Morgan, Inc.	10,576
110		Oneok, Inc.	4,583
400		Questar Corp.	33,656
			48,815

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate: 0.1%
1,000	@@	Cheung Kong Holdings Ltd.	$12,264
1,000	@@	Mitsui Fudosan Co., Ltd.	27,665
200	@	Realogy Corp.	5,916
			45,845
		Real Estate Investment Trusts: 0.1%
70		AMB Property Corp.	4,115
70		Colonial Properties Trust	3,217
35		Essex Property Trust, Inc.	4,861
60		Highwoods Properties, Inc.	2,651
451		Hospitality Properties Trust	20,778
20		Inland Real Estate Corp.	382
70		Longview Fibre Co.	1,723
50		LTC Properties, Inc.	1,293
80		Macerich Co.	7,488
			46,508
		Retail: 2.3%
40	@	99 Cents Only Stores	597
57		Abercrombie & Fitch Co.	4,456
380	@	Aeropostale, Inc.	13,923
451		American Eagle Outfitters	14,004
190	@	AnnTaylor Stores Corp.	6,743
30		Barnes & Noble, Inc.	1,228
500	@	Big Lots, Inc.	12,515
70		Brinker International, Inc.	2,381
124		Brown Shoe Co., Inc.	6,361
70		Cash America International, Inc.	2,843
70	@	CEC Entertainment, Inc.	2,985
442	@	Charming Shoppes, Inc.	5,512
30	@	Childrens Place Retail Stores, Inc.	1,634
40		Christopher & Banks Corp.	743
700		Circuit City Stores, Inc.	13,321
194		Claire’s Stores, Inc.	6,235
410	@	Dollar Tree Stores, Inc.	13,985
800	@@	Don Quijote Co., Ltd.	15,759
250	@	Dress Barn, Inc.	5,255
700		Family Dollar Stores, Inc.	20,279
1,600		Federated Department Stores, Inc.	71,456
40	@	First Cash Financial Services, Inc.	899
4,400		Gap, Inc.	84,436
120		Group 1 Automotive, Inc.	5,552
60	@	HOT Topic, Inc.	640
120	@	Jack in the Box, Inc.	8,201
20	@	Jo-Ann Stores, Inc.	451
1,500	@	Kohl’s Corp.	103,485
2,510		McDonald’s Corp.	109,737
173		Men’s Wearhouse, Inc.	7,660
30		Movado Group, Inc.	885
900		Nordstrom, Inc.	47,781
1,300	@	Office Depot, Inc.	43,368
300		OfficeMax, Inc.	15,570
80		OSI Restaurant Partners, Inc.	3,200
45	@	Panera Bread Co.	2,755
144	@	Payless Shoesource, Inc.	4,450
160		Petsmart, Inc.	4,850
600		RadioShack Corp.	14,982
70		Regis Corp.	2,946
520		Ross Stores, Inc.	17,040
170	@	Saks, Inc.	3,284
100	@	School Specialty, Inc.	3,731
206	@	Select Comfort Corp.	3,817
500	@@	Seven & I Holdings Co., Ltd.	16,013
308	@	Sonic Corp.	6,674
580	@	Starbucks Corp.	17,922
1,800		TJX Cos., Inc.	49,500
80		Triarc Cos.	1,442
105	@	Tween Brands, Inc.	3,764
2,100		Wal-Mart Stores, Inc.	101,430
			908,680
		Savings & Loans: 0.1%
130		Anchor Bancorp. Wisconsin, Inc.	3,675
190		Bankunited Financial Corp.	4,640
10		Downey Financial Corp.	655
90	@	FirstFed Financial Corp.	5,148
500		Washington Mutual, Inc.	21,540
			35,658
		Semiconductors: 0.5%
140	@	Actel Corp.	2,344

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,400	@	Altera Corp.	$29,554
700		Applied Materials, Inc.	12,999
1,150	@	Atmel Corp.	6,371
430	@	Brooks Automation, Inc.	6,678
160	@	DSP Group, Inc.	3,294
140	@	Fairchild Semiconductor International, Inc.	2,619
520	@	Integrated Device Technology, Inc.	8,434
70		Intersil Corp.	1,852
100	@	Kulicke & Soffa Industries, Inc.	950
168	@	Lam Research Corp.	7,503
220	@	MEMC Electronic Materials, Inc.	11,345
139		Microchip Technology, Inc.	4,948
2,400	@	Micron Technology, Inc.	28,464
500	@	Novellus Systems, Inc.	16,100
200	@	Pericom Semiconductor Corp.	2,024
50	@	Photronics, Inc.	771
440	@	Semtech Corp.	6,305
700	@@	Shinko Electric Industries	16,078
80	@	Skyworks Solutions, Inc.	528
900	@	Teradyne, Inc.	14,508
95	@	Varian Semiconductor Equipment Associates, Inc.	4,540
			188,209
		Software: 0.9%
191		Acxiom Corp.	4,080
20	@	Allscripts Healthcare Solutions, Inc.	542
30	@	Altiris, Inc.	976
52	@	Ansys, Inc.	2,653
1,230	@	BMC Software, Inc.	37,958
4,100		CA, Inc.	106,805
150	@	Captaris, Inc.	932
1,640	@	Compuware Corp.	15,006
196	@	CSG Systems International	4,833
310	@	Dendrite International, Inc.	3,949
97	@	Dun & Bradstreet Corp.	8,563
170		Fair Isaac Corp.	6,635
2,500		First Data Corp.	63,825
140		Global Payments, Inc.	5,386
89	@	Hyperion Solutions Corp.	3,813
30		Inter-Tel, Inc.	694
70	@	Keane, Inc.	960
30	@	Mantech International Corp.	1,034
160	@	Mapinfo Corp.	2,240
1,690		Microsoft Corp.	47,607
40	@	SPSS, Inc.	1,383
435	@	Sybase, Inc.	10,871
1,215	@, @@	Tele Atlas NV	25,652
			356,397
		Telecommunications: 1.9%
210	@	3Com Corp.	813
220	@	Adaptec, Inc.	803
2,062	@@	Alcatel SA	26,296
40	@	Anixter International, Inc.	2,480
5,682		AT&T, Inc.	209,098
210	@	C-COR, Inc.	2,867
760	@	Cincinnati Bell, Inc.	3,473
8,510	@	Cisco Systems, Inc.	220,749
30		Commonwealth Telephone Enterprises, Inc.	1,282
240	@	Ditech Networks, Inc.	1,860
30	@	General Communication, Inc.	445
100	@	Harmonic, Inc.	881
138		Harris Corp.	6,773
5,100		Motorola, Inc.	94,452
180	@	Network Equipment Technologies, Inc.	1,424
5	@@	Nippon Telegraph & Telephone Corp.	26,487
342	@@	Orascom Telecom GDR	24,695
1,290		Qualcomm, Inc.	51,961
12,271	@@	Telecom Italia S.p.A.	31,135
478	@@	Telekomunikasi Indonesia Tbk PT ADR	19,330
182		Telephone & Data Systems, Inc.	10,136
90	@	Tollgrade Communications, Inc.	1,079
200	@	Utstarcom, Inc.	1,848
9,287	@@	Vodafone Group PLC	25,728
			766,095
		Textiles: 0.0%
70		Angelica Corp.	1,924
190	@	Mohawk Industries, Inc.	16,629
			18,553

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	$19,803
20	@	Jakks Pacific, Inc.	490
1,300		Mattel, Inc.	33,813
			54,106
		Transportation: 0.4%
140		CH Robinson Worldwide, Inc.	7,134
3	@@	East Japan Railway Co.	23,079
40	@	EGL, Inc.	1,408
57		Expeditors International Washington, Inc.	2,556
1,000		FedEx Corp.	114,180
170	@	HUB Group, Inc.	5,384
60	@	Kansas City Southern	1,922
10	@	Kirby Corp.	365
70		Landstar System, Inc.	3,128
130	@	Old Dominion Freight Line	4,044
82		Overseas Shipholding Group	4,968
60	@	Swift Transportation Co., Inc.	1,847
			170,015
		Water: 0.1%
389	@@	Veolia Environnement	27,387
			27,387
		Total Common Stock
		(Cost $12,653,521)	15,397,279
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
300	@	iShares S&P SmallCap 600 Index Fund	20,064
190	@	Midcap SPDR Trust Series 1	29,099

		Total Exchange-Traded Funds
		(Cost $47,941)	49,163
PREFERRED STOCK: 0.7%
		Diversified Financial Services: 0.1%
2,000	P	Merrill Lynch & Co., Inc.	52,320
			52,320
		Insurance: 0.5%
3,025	@@, P	Aegon NV	77,259
1,000	@@, P	Aegon NV — Series 1	26,140
3,525	P	Metlife, Inc.	93,518
			196,917
		Media:
688	@@	ProSieben SAT.1 Media AG	23,399
			23,399
		Total Preferred Stock
		(Cost $258,360)	272,636

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.3%
		Banks:
$70,000	@@, C	Australia & New Zealand Banking Group Ltd., 6.390%, due 10/29/49	$60,900
41,000	@@, #, C	Banco Mercantil del Norte SA, 5.870%, due 10/13/16	41,793
28,000	@@	Banco Santander Chile SA, 5.180%, due 07/18/12	30,855
30,000	@@, C	Bank of Ireland, 6.460%, due 12/29/49	26,123
30,000	@@, C	Bank of Nova Scotia, 6.490%, due 08/21/85	25,436
10,000	@@	Bank of Scotland, 6.450%, due 11/30/49	8,626
19,000	C	BankAmerica Capital II, 7.600%, due 12/15/26	19,775
20,000	@@, C	Barclays Bank PLC, 6.370%, due 12/31/49	17,476
50,000	@@, C	BNP Paribas, 6.350%, due 09/29/49	42,850
36,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.660%, due 04/15/49	35,034
30,000	@@, C	Den Norske Bank ASA, 6.430%, due 08/29/49	25,650
10,000	@@, C	Den Norske Bank ASA, 6.510%, due 11/29/49	8,643
44,000	#, C	Dresdner Funding Trust I, 6.270%, due 06/30/31	54,278
96,000	@@, #, C	HBOS PLC, 5.390%, due 11/29/49	95,722
60,000	@@, C	HSBC Bank PLC, 6.540%, due 06/29/49	52,200
110,000	@@, C	HSBC Bank PLC, 6.640%, due 06/29/49	93,775
70,000	@@, C	Lloyds TSB Bank PLC, 6.350%, due 08/29/49	60,379
10,000	@@, C	Lloyds TSB Bank PLC, 6.390%, due 11/29/49	8,702
69,000	C	M&I Capital Trust A, 7.330%, due 12/01/26	71,308
38,000	C	Mellon Capital I, 7.340%, due 12/01/26	39,489
40,000	@@, C	Mizuho Financial Group Cayman Ltd., 7.890%, due 12/31/49	42,369
40,000	@@, C	National Australia Bank Ltd., 6.410%, due 10/29/49	34,695
10,000	@@, C	National Westminster Bank PLC, 6.390%, due 11/29/49	8,601
44,000	#, C	Rabobank Capital Funding II, 5.330%, due 12/29/49	43,513

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$19,000	#, C	Rabobank Capital Funding Trust, 5.340%, due 12/31/49	$18,713
11,000	C	RBS Capital Trust I, 5.510%, due 09/30/49	10,996
50,000	@@, #, C	Resona Bank Ltd., 5.830%, due 09/29/49	50,184
110,000	@@, C	Royal Bank of Scotland Group PLC, 6.490%, due 12/29/49	94,320
40,000	@@, C	Societe Generale, 6.290%, due 11/29/49	34,542
130,000	@@, C	Standard Chartered PLC, 6.660%, due 11/29/49	109,850
90,000	@@, C	Standard Chartered PLC, 6.720%, due 07/29/49	74,520
10,000	@@, C	Standard Chartered PLC, 6.740%, due 01/29/49	8,284
39,000	@@, C	Sumitomo Mitsui Banking Corp., 7.860%, due 08/01/49	40,403
44,000	C	Wachovia Capital Trust III, 5.690%, due 12/31/49	44,773
30,000	@@, C	Westpac Banking Corp., 6.460%, due 09/30/49	25,656
57,000	#, C	Westpac Capital Trust IV, 5.460%, due 12/29/49	55,088
66,000	@@, #, C	Woori Bank, 5.720%, due 05/03/16	67,895
			1,583,416
		Chemicals:
10,000		Stauffer Chemical, 5.380%, due 04/15/10	8,489
10,000		Stauffer Chemical, 5.720%, due 04/15/18	5,386
30,000		Stauffer Chemical, 7.340%, due 04/15/17	17,099
			30,974
		Computers:
55,000	C	Hewlett-Packard Co., 5.250%, due 03/01/17	55,655
			55,655
		Diversified Financial Services:
123,000	@@, #, C	Aiful Corp., 5.570%, due 02/16/10	119,270
66,468	@@, #	Brazilian Merchant Voucher Receivables Ltd., 6.310%, due 06/15/11	65,471
83,000		Core Investment Grade Bond Trust I, 5.260%, due 11/30/07	82,627
72,000	#, C	Corestates Capital Trust I, 7.610%, due 12/15/26	74,835
25,000	@@, C	Financiere CSFB NV, 6.400%, due 03/29/49	21,500
51,000	C	Fund American Cos., Inc., 5.670%, due 05/15/13	51,534
51,000	#, C	HVB Funding Trust III, 6.270%, due 10/22/31	68,349
37,000	C	JPM Capital Trust I, 7.190%, due 01/15/27	38,372
86,000	#, C	Mangrove Bay Pass-Through Trust, 6.190%, due 07/15/33	85,077
30,000	@@, C	Paribas, 6.380%, due 12/31/49	25,877
21,000	@@, #, C	Petroleum Export Ltd., 4.980%, due 06/15/10	20,772
30,238	@@, #, C	Petroleum Export Ltd., 5.800%, due 06/15/11	29,626
77,506	@@, #, C	PF Export Receivables Master Trust, 6.120%, due 06/01/15	79,104
100,000	@@, #, C	Preferred Term Securities Ltd., 5.820%, due 03/23/35	100,625
24,000	C	Residential Capital, LLC, 6.280%, due 04/17/13	24,262
260,403	#	Toll Road Investors Partnership II LP, 17.080%, due 02/15/45	34,366
55,000	@@, C	UFJ Finance Aruba AEC, 8.270%, due 12/31/49	58,068
			979,735
		Electric:
44,000	C	Commonwealth Edison Co., 5.530%, due 04/15/15	41,645
56,000	C	Commonwealth Edison Co., 5.600%, due 08/15/16	57,433
32,000	C	Commonwealth Edison Co., 6.020%, due 02/01/33	31,409
12,000	@@	Empresa Nacional de Electricidad SA, 5.700%, due 08/01/15	14,324
43,000	#, C	ITC Holdings Corp., 5.680%, due 09/30/16	43,620
20,000	#, C	ITC Holdings Corp., 6.070%, due 09/30/36	20,844
43,000	C	Nisource Finance Corp., 5.420%, due 03/01/13	44,595
53,000	C	NorthWestern Corp., 5.950%, due 11/01/14	52,763
11,108		PPL Montana, LLC, 7.590%, due 07/02/20	12,321
			318,954
		Insurance:
67,000	@@, C	Aegon NV, 6.150%, due 12/31/49	57,776
			57,776
		Multi-National:
28,000	@@	Corp. Andina de Fomento CAF, 5.510%, due 05/05/15	27,293
			27,293
		Oil & Gas:
8,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.320%, due 11/15/12	8,557
40,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.440%, due 03/15/14	38,689
18,000	C	Pemex Project Funding Master Trust, 6.350%, due 06/15/35	18,653
68,000	#	Pemex Project Funding Master Trust, 6.470%, due 06/15/10	69,972
41,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.590%, due 09/30/20	39,885
			175,756
		Pipelines:
109,000	#, C, I	Cameron Highway Oil Pipeline System Project, 6.020%, due 12/15/17	107,603
			107,603
		Real Estate Investment Trusts:
14,000	C	Liberty Property LP, 5.270%, due 08/15/12	14,727
48,000	C	Liberty Property LP, 5.340%, due 04/15/09	50,300
113,000	C	Simon Property Group L.P., 5.110%, due 03/01/12	112,434
			177,461
		Retail:
52,000	C	Home Depot, Inc., 5.830%, due 12/16/36	52,361
			52,361

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications:
$75,000		Bellsouth Telecommunications, Inc., 6.670%, due 12/01/95	$78,736
23,000	C	Sprint Nextel Corp., 6.030%, due 12/01/16	22,952
53,000	@@, C	TELUS Corp., 5.360%, due 06/01/11	58,259
			159,947
		Total Corporate Bonds/Notes
		(Cost $3,718,363)	3,726,931
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.9%
		Federal Home Loan Bank:
101,000		5.110%, due 06/13/16	104,824
			104,824
		Federal Home Loan Mortgage Corporation:
163,813	C, S	4.670%, due 12/15/16	161,637
102,000		4.790%, due 04/18/11	103,270
192,000		4.820%, due 09/15/09	200,220
120,622	C, S	5.040%, due 08/15/16	120,251
104,000		5.110%, due 06/27/16	108,894
150,000	C, S	5.200%, due 05/15/20	147,179
16,000	C, S	5.490%, due 10/15/32	16,013
27,000	C, S	5.520%, due 12/15/20	26,956
14,000	C, S	5.550%, due 11/15/32	13,913
240,000	W	5.550%, due 03/15/34	238,200
155,466	C, S	5.800%, due 01/15/29	159,354
34,305	S	5.860%, due 12/01/28	34,901
49,875	S	6.710%, due 11/01/31	51,618
			1,382,406
		Federal National Mortgage Corporation:
63,000	W	4.860%, due 03/15/19	61,071
77,430	S	4.870%, due 08/01/35	76,633
100,000		4.890%, due 09/15/16	102,705
235,000		4.940%, due 08/01/12	238,423
39,000		5.100%, due 11/15/30	47,154
1,957,000	W	5.190%, due 03/13/37	1,900,126
101,716	S	5.470%, due 02/01/18	101,989
1,370,000	W	5.500%, due 03/01/18	1,373,425
293,000	S	5.540%, due 05/25/30	291,359
86,224	S	5.540%, due 11/01/33	85,782
320,000	^	5.550%, due 03/15/36	317,500
118,981	S	5.610%, due 12/25/36	117,111
85,136	S	5.620%, due 01/25/36	83,646
109,729	S	5.760%, due 08/01/16	111,600
108,186	S	5.770%, due 04/25/31	111,386
30,761	S	5.800%, due 10/01/18	31,277
443,000	W	5.940%, due 03/13/37	446,876
34,036	S	6.690%, due 02/01/31	35,281
16,298	S	6.720%, due 03/01/32	16,859
3,108	S	6.770%, due 08/01/35	3,200
5,476	S	7.130%, due 09/01/31	5,709
			5,559,112
		Government National Mortgage Association:
12,764	S	6.230%, due 02/15/26	13,143
16,679	S	6.250%, due 02/15/29	17,186
23,311	S	6.270%, due 01/15/32	23,996
11,712	S	6.620%, due 02/15/28	12,213
27,253	S	6.620%, due 02/15/28	28,418
27,278	S	7.070%, due 12/15/23	28,416
			123,372
		Total U.S. Government Agency Obligations
		(Cost $7,151,058)	7,169,714
U.S. TREASURY OBLIGATIONS: 12.9%
		U.S. Treasury Bonds:
2,136,000		4.550%, due 02/15/17	2,149,017
647,000		4.690%, due 02/15/36	627,692
171,000		4.740%, due 02/15/21	225,212
			3,001,921
		U.S. Treasury Notes:
270,000		4.500%, due 02/29/12	271,498
363,000		4.510%, due 01/31/12	366,786
726,000		4.620%, due 02/28/09	727,816
204,000		4.640%, due 01/31/09	204,861
			1,570,961
		U.S. Treasury STRIP:
352,000	^^	Discount Note, due 02/15/36	93,001
			93,001
		Treasury Inflation Indexed Protected Securities:
194,000		1.700%, due 04/15/11	199,210

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securities (continued)
$99,000		1.970%, due 01/15/16	$99,210
182,000		2.170%, due 01/15/17	185,295
			483,715
		Total U.S. Treasury Obligations
		(Cost $5,090,036)	5,149,598
ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities:
13,000	C, S	AmeriCredit Automobile Receivables Trust, 4.460%, due 07/06/09	12,931
			12,931
		Credit Card Asset-Backed Securities:
45,000	C, S	Bank One Issuance Trust, 4.750%, due 09/15/10	44,697
			44,697
		Other Asset-Backed Securities:
8,000	C, S	Caterpillar Financial Asset Trust, 5.600%, due 02/25/09	7,999
55,867	C, S	Chase Funding Mortgage Loan, 4.100%, due 05/25/33	55,342
3,000	C, S	Countrywide Asset-Backed Certificates, 4.530%, due 02/25/36	2,980
79,000	C, S	Countrywide Asset-Backed Certificates, 5.680%, due 10/25/46	79,074
25,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.510%, due 01/25/46	24,983
36,000	C, S	Equity One, Inc., 5.130%, due 09/25/33	35,594
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.610%, due 03/25/37	24,993
2,000	C, S	Popular Mortgage Pass-Through Trust, 4.640%, due 11/25/35	1,984
32,000	C, S	Renaissance Home Equity Loan Trust, 5.590%, due 05/25/36	32,061
			265,010
		Total Asset-Backed Securities
		(Cost $323,842)	322,638
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.2%
273,788	C, S	American Home Mortgage Assets, 5.720%, due 02/25/47	273,788
97,939	C, S	Banc of America Alternative Loan Trust, 6.150%, due 11/25/21	99,250
12,000	C, S	Banc of America Commercial Mortgage, Inc., 4.640%, due 07/10/42	11,719
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.680%, due 07/10/43	9,878
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.810%, due 07/10/45	9,917
44,000	C, S	Banc of America Commercial Mortgage, Inc., 4.910%, due 11/10/42	43,736
18,347	C, S	Banc of America Commercial Mortgage, Inc., 5.620%, due 07/10/44	18,546
10,000	C, S	Banc of America Commercial Mortgage, Inc., 5.860%, due 06/11/35	10,448
92,765	C, S	Banc of America Funding Corp., 5.850%, due 05/20/36	92,973
26,000	C, S	Banc of America Mortgage Securities, Inc., 4.240%, due 07/25/34	25,438
35,448	C, S	Banc of America Mortgage Securities, Inc., 5.240%, due 11/25/19	35,470
38,224	C, S	Banc of America Mortgage Securities, Inc., 5.610%, due 11/25/33	37,667
70,165	C, S	Bear Stearns Commercial Mortgage Securities, 5.370%, due 04/12/38	70,627
44,000	C, S	Chaseflex Trust, 6.390%, due 02/25/37	44,735
151,231	C, S	Countrywide Alternative Loan Trust, 5.450%, due 02/25/25	152,134
201,030	C, S	Countrywide Alternative Loan Trust, 5.470%, due 10/25/35	199,083
880	C	Countrywide Alternative Loan Trust, 5.900%, due 05/25/36	892
409,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.960%, due 03/15/36	401,818
31,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 04/15/62	33,423
167,355	C, S	DLJ Commercial Mortgage Corp., 6.150%, due 11/12/31	169,355
405,000	C, S	DLJ Commercial Mortgage Corp., 6.970%, due 06/10/32	420,729
88,000	C	Fannie Mae, 5.600%, due 03/29/11	88,011
14,000		Fannie Mae, 5.790%, due 03/15/19	14,219
64,226	C, S	GMAC Mortgage Corp. Loan Trust, 4.860%, due 10/19/33	60,827
39,987	C, S	GMAC Mortgage Corp. Loan Trust, 5.510%, due 09/25/34	39,935
37,000	C, S	Greenwich Capital Commercial Funding Corp., 5.110%, due 04/10/37	37,057
21,422	#, C, S	GSMPS 2005-RP1 1AF, 5.640%, due 01/25/35	21,530
4,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.350%, due 01/15/42	3,910
54,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.680%, due 04/15/45	55,719
9,160	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.740%, due 04/15/45	9,303
229,776	C, S	JP Morgan Mortgage Trust, 5.450%, due 11/25/35	227,837
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.170%, due 10/15/29	9,734
104,000	C, S	LB-UBS Commercial Mortgage Trust, 4.350%, due 12/15/29	101,714
15,000	C, S	LB-UBS Commercial Mortgage Trust, 4.680%, due 08/15/29	14,721
17,000	C, S	LB-UBS Commercial Mortgage Trust, 4.720%, due 08/15/29	16,674
67,000	C, S	LB-UBS Commercial Mortgage Trust, 4.870%, due 04/15/30	66,591
20,000	C, S	LB-UBS Commercial Mortgage Trust, 5.090%, due 11/15/30	20,030
10,000	C, S	LB-UBS Commercial Mortgage Trust, 5.190%, due 02/15/31	10,024
9,565	C, S	LB-UBS Commercial Mortgage Trust, 5.620%, due 06/15/32	9,718
67,000	C, S	LB-UBS Commercial Mortgage Trust, 5.970%, due 12/15/28	70,204
92,127	C, S	MASTR Alternative Loans Trust, 5.410%, due 01/25/20	92,918
327,331	C, S	MASTR Asset Securitization Trust, 5.600%, due 06/25/33	322,626
806,522	C, S	MASTR Reperforming Loan Trust, 5.670%, due 07/25/35	808,236
30,000	C, S	Morgan Stanley Capital I, 4.890%, due 06/12/47	29,654
30,000	C, S	Morgan Stanley Capital I, 5.590%, due 08/12/41	30,822
57,212	C, S	Morgan Stanley Dean Witter Capital I, 4.370%, due 03/12/35	55,435
63,007	C, S	RAAC Series, 5.290%, due 09/25/34	62,607
42,169	C, S	Thornburg Mortgage Securities Trust, 5.670%, due 09/25/34	42,308

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$9,217	C, S	Wachovia Bank Commercial Mortgage Trust, 5.650%, due 06/15/45		$9,325
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.740%, due 06/15/45		10,309
59,719	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.110%, due 12/25/18		59,120
36,889	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.580%, due 02/25/47		36,891
476,638	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.610%, due 01/25/47		476,601
56,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/47		56,000
119,870	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.690%, due 02/25/36		120,946
443,240	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.760%, due 11/25/46		444,187
212,386	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.770%, due 11/25/46		212,519
225,262	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.870%, due 11/25/46		226,273
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.570%, due 06/25/35		24,530
29,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.940%, due 07/25/34		28,188
161,033	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.440%, due 08/25/35		159,386
150,804	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.660%, due 12/25/36		151,344

		Total Collateralized Mortgage Obligations
		(Cost $6,539,708)		6,499,609
MUNICIPAL BONDS: 0.5%
		California:
40,000	C	City of San Diego, CA, 6.720%, due 06/01/32		41,971
				41,971
		Louisiana:
67,000	#, C	Tulane University of Louisiana, 6.170%, due 11/15/12		67,000
				67,000
		Michigan:
90,000		Michigan Tobacco Settlement Finance Authority, 6.870%, due 06/01/34		94,867
				94,867
		Total Municipal Bonds
		(Cost $197,078)		203,838
OTHER BONDS: 0.5%
		Sovereign:
174,000		Fannie Mae, 4.790%, due 01/15/10		185,383

		Total Other Bonds
		(Cost $184,701)		185,383

		Total Long-Term Investments
		(Cost $36,164,608)		38,976,789
SHORT-TERM INVESTMENTS: 16.3%
		Repurchase Agreement:
6,497,000	S	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $6,497,958 to be received upon repurchase (Collateralized by $6,549,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $6,627,435, due 02/16/17)		6,497,000

		Total Short-Term Investments
		(Cost $6,497,000)		6,497,000

		Total Investments in Securities
		(Cost $42,661,608)*	113.7%	$45,473,789
		Other Assets and Liabilities — Net	(13.7)	(5,466,195)
		Net Assets	100.0%	$40,007,594

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
^	Interest Only (IO) Security
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $42,893,190.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 28, 2007 (Unaudited) (continued)

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,869,760
Gross Unrealized Depreciation	(289,161)
Net Unrealized Appreciation	$2,580,599

ING Strategic Allocation Conservative Fund Open Futures Contracts on February 28, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	16	3,792,400	06/18/07	$5,918
S&P 500 E-Mini	3	211,335	03/16/07	(3,398)
U.S. Treasury 2-Year Note	2	409,906	06/29/07	1,398
U.S. Treasury 10-Year Note	18	1,954,688	06/20/07	12,194
				$16,112
Short Contracts
90-Day Eurodollar	16	(3,806,000)	12/17/07	(10,821)
U.S. Treasury 5-Year Note	8	(847,625)	06/29/07	(5,407)
U.S. Treasury Long Bond	4	(451,750)	06/20/07	(5,454)
				$(21,681)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 77.5%
		Advertising: 0.7%
240		Advo, Inc.	$ 7,915
5,950		Omnicom Group	616,480
			624,395
		Aerospace/Defense: 1.6%
3,000		Boeing Co.	261,810
1,300	@@	Empresa Brasileira de Aeronautica SA ADR	58,955
260		Kaman Corp.	5,931
2,400		Lockheed Martin Corp.	233,472
12,994		Raytheon Co.	695,829
4,450		United Technologies Corp.	292,054
			1,548,051
		Agriculture: 1.2%
2,950	@	Alliance One International, Inc.	24,810
7,600		Altria Group, Inc.	640,528
5,815	@@	British American Tobacco PLC	176,448
280		Delta & Pine Land Co.	11,463
4,000		Reynolds American, Inc.	244,200
			1,097,449
		Airlines: 0.2%
700	@	Airtran Holdings, Inc.	7,294
100	@	Alaska Air Group, Inc.	4,100
14,268	@, @@	British Airways PLC	150,214
300	@	JetBlue Airways Corp.	3,693
1,335		Skywest, Inc.	34,109
			199,410
		Apparel: 0.7%
6,950	@	Coach, Inc.	328,040
40	@	CROCS, Inc.	1,949
290	@	Deckers Outdoor Corp.	18,908
690	@	Gymboree Corp.	26,006
2,300	@	Hanesbrands, Inc.	65,803
2,100		Jones Apparel Group, Inc.	69,132
1,020		Kellwood Co.	32,161
880		K-Swiss, Inc.	24,807
1,240		Phillips-Van Heusen	68,002
1,510		Wolverine World Wide, Inc.	41,903
			676,711
		Auto Manufacturers: 0.4%
27,600		Ford Motor Co.	218,592
27,000	@@	Fuji Heavy Industries Ltd.	147,606
			366,198
		Auto Parts & Equipment: 0.1%
2,700		ArvinMeritor, Inc.	49,302
100		Bandag, Inc.	5,058
300		Lear Corp.	11,076
470		Standard Motor Products, Inc.	7,229
			72,665
		Banks: 6.8%
2,600		Associated Banc-Corp.	89,908
28,800		Bank of America Corp.	1,465,056
2,100	@@	Bank of Ireland — London Exchange	47,792
4,800	@@	Bank of Ireland — Dublin Exchange	109,554
16,000	@@	Bank of Yokohama Ltd.	131,297
18,560	@@	Barclays PLC	269,133
15,302	@@	Capitalia S.p.A.	131,410
1,380		Chittenden Corp.	42,214
3,100		Colonial BancGroup, Inc.	80,073
3,000		Comerica, Inc.	181,170
160		Corus Bankshares, Inc.	2,970
6,621	@@	Depfa Bank PLC	111,632
1,651	@@	Deutsche Bank AG	216,906
1,358		East-West Bancorp., Inc.	50,613
2,396	@@	First Bancorp.	28,608
140		First Financial Bancorp.	2,199
310		First Indiana Corp.	6,823
420		First Midwest Bancorp., Inc.	15,800
240		First Republic Bank	12,864
2,100		FirstMerit Corp.	45,045
640		Fremont General Corp.	5,632

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Apparel (continued)
1,473		Hanmi Financial Corp.	$ 28,768
24,913	@@	HSBC Holdings PLC	434,527
2,140		Independent Bank Corp.	47,765
24,136	@@	Intesa Sanpaolo S.p.A.	175,279
1,200	@@	KBC Groep NV	145,798
1,358	@, @@	Kookmin Bank ADR	121,324
800		Mercantile Bankshares Corp.	37,664
17	@@	Mitsubishi UFJ Financial Group, Inc.	208,462
6,300	@@	National Australia Bank Ltd.	200,302
8,000		National City Corp.	302,800
8,900		Regions Financial Corp.	318,798
1,197	@@	Societe Generale	201,301
11,000	@@	Sumitomo Trust & Banking Co., Ltd.	124,697
2,253		TCF Financial Corp.	59,569
467		Umpqua Holdings Corp.	12,614
1,500	@@	Uniao de Bancos Brasileiros SA GDR	128,220
6,450		Wachovia Corp.	357,137
1,300		Webster Financial Corp.	64,207
11,300		Wells Fargo & Co.	392,110
1,610		Whitney Holding Corp.	51,069
			6,459,110
		Beverages: 0.9%
3,600		Anheuser-Busch Cos., Inc.	176,688
1,850		Coca-Cola Co.	86,358
4,505	@@	Coca-Cola Hellenic Bottling Co. SA	174,521
1,281	@@	Fomento Economico Mexicano SA de CV ADR	141,294
100	@	Hansen Natural Corp.	3,500
2,450		Pepsi Bottling Group, Inc.	75,950
124		PepsiAmericas, Inc.	2,642
3,650		PepsiCo, Inc.	230,498
			891,451
		Biotechnology: 0.5%
4,250	@	Amgen, Inc.	273,105
270	@	CryoLife, Inc.	2,125
180	@	Digene Corp.	8,510
100	@	Invitrogen Corp.	6,325
4,900	@	Millennium Pharmaceuticals, Inc.	52,920
1,100	@	PDL BioPharma, Inc.	20,999
260	@	Regeneron Pharmaceuticals, Inc.	5,158
1,490	@	Savient Pharmaceuticals, Inc.	20,175
1,000	@	Vertex Pharmaceuticals, Inc.	30,690
			420,007
		Building Materials: 0.2%
6,194	@@	Italcementi S.p.A.	185,650
			185,650
		Chemicals: 1.0%
500		Airgas, Inc.	20,635
900		Chemtura Corp.	10,332
3,100		Dow Chemical Co.	135,780
600		FMC Corp.	44,142
910		Georgia Gulf Corp.	17,454
1,360		HB Fuller Co.	33,959
1,600		Lubrizol Corp.	83,200
3,311		Lyondell Chemical Co.	105,488
190		MacDermid, Inc.	6,576
3,001		Olin Corp.	51,917
200	@	OM Group, Inc.	10,134
630	@	Omnova Solutions, Inc.	3,830
3,260	@	PolyOne Corp.	21,875
260		Quaker Chemical Corp.	6,123
2,000		Sherwin-Williams Co.	133,100
20,000	@@	Sumitomo Chemical Co., Ltd.	152,716
2,501		Valspar Corp.	67,802
			905,063
		Commercial Services: 2.2%
260		ABM Industries, Inc.	6,841
600		Adesa, Inc.	16,500
150		Administaff, Inc.	5,324
300	@	Alliance Data Systems Corp.	17,925
2,400	@	Apollo Group, Inc.	113,496
60	@	Bankrate, Inc.	2,435
12,389	@, @@	Brambles Ltd.	129,873
600	@	Career Education Corp.	17,748
250		Central Parking Corp.	5,548
270	@	Coinstar, Inc.	7,968
262	@	Consolidated Graphics, Inc.	18,670

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
2,700	@	Convergys Corp.	$69,444
51		CPI Corp.	2,550
1,706		DeVry, Inc.	47,154
550	@	Heidrick & Struggles International, Inc.	25,207
1,917	@	Hooper Holmes, Inc.	7,380
500	@	ITT Educational Services, Inc.	39,990
210	@	Kendle International, Inc.	7,277
1,900	@	Korn/Ferry International	43,852
1,840	@	Labor Ready, Inc.	33,801
300	@	Laureate Education, Inc.	17,904
200	@	Live Nation, Inc.	4,628
1,400		Manpower, Inc.	104,020
5,250		McKesson Corp.	292,740
11,100		Moody’s Corp.	718,392
2,605	@	MPS Group, Inc.	37,304
170	@	Pharmanet Development Group	3,454
1,500	@	Quanta Services, Inc.	34,785
40	@	Travelcenters of America, LLC	1,452
2,338	@@	USG People NV	94,492
2,032	@	Valassis Communications, Inc.	33,812
178	@	Vertrue, Inc.	8,683
900	W	Viad Corp.	33,552
395	@	Volt Information Sciences, Inc.	13,505
1,135		Watson Wyatt Worldwide, Inc.	54,559
			2,072,265
		Computers: 4.1%
410		Agilysys, Inc.	8,610
2,500	@	Apple, Inc.	211,525
260	@	CACI International, Inc.	12,090
2,093	@	Cadence Design Systems, Inc.	41,734
450	@	Catapult Communications Corp.	4,568
700	@	Ceridian Corp.	22,834
36,000	@	Dell, Inc.	822,600
880		Factset Research Systems, Inc.	53,557
27,150		Hewlett-Packard Co.	1,069,167
1,000		Imation Corp.	41,610
12,900		International Business Machines Corp.	1,199,829
170	@	Kronos, Inc.	6,715
2,300	@	Lexmark International, Inc.	139,288
520	@	Mercury Computer Systems, Inc.	6,614
707	@	Micros Systems, Inc.	39,422
960	@	Radisys Corp.	15,091
900	@	Sandisk Corp.	32,778
1,600	@	SRA International, Inc.	37,920
1,020	@	SYKES Enterprises, Inc.	16,361
110	@	Synaptics, Inc.	2,699
2,100	@	Synopsys, Inc.	53,718
1,500	@	Western Digital Corp.	28,755
			3,867,485
		Cosmetics/Personal Care: 0.9%
2,500		Estee Lauder Cos., Inc.	119,700
11,550		Procter & Gamble Co.	733,310
			853,010
		Distribution/Wholesale: 0.3%
1,130		Building Materials Holding Corp.	23,493
409		Pool Corp.	14,356
8,000	@@	Sumitomo Corp.	144,691
1,313	@	Tech Data Corp.	48,949
			231,489
		Diversified Financial Services: 6.2%
1,400		AG Edwards, Inc.	89,894
4,050		American Express Co.	230,324
1,700	@	AmeriCredit Corp.	41,514
3,600		CIT Group, Inc.	203,292
28,000		Citigroup, Inc.	1,411,174
2,400		Countrywide Financial Corp.	91,872
3,350		Fannie Mae	190,046
3,150		Goldman Sachs Group, Inc.	635,040
1,200		IndyMac Bancorp., Inc.	41,196
830	@	Investment Technology Group, Inc.	33,972
20,450		JP Morgan Chase & Co.	1,010,230
24	@@	Kenedix, Inc.	126,948
340	@	LaBranche & Co., Inc.	2,948
5,200		Lehman Brothers Holdings, Inc.	381,160
3,050		Merrill Lynch & Co., Inc.	255,224
7,900		Morgan Stanley	591,868

		PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund		as of February 28, 2007 (Unaudited) (continued)
Shares			Value

		Diversified Financial Services (continued)
30	@	Piper Jaffray Cos.	$1,953
2,003		Raymond James Financial, Inc.	60,290
910	@@	SFCG Co., Ltd.	147,944
865		SWS Group, Inc.	22,801
1,150	@	TradeStation Group, Inc.	13,593
4,320	@@	UBS AG — Reg	255,092
1,400		Waddell & Reed Financial, Inc.	34,132
			5,872,507
		Electric: 2.2%
12,300	@	AES Corp.	262,236
5,800		Centerpoint Energy, Inc.	103,472
580		Central Vermont Public Service Corp.	14,506
910		Cleco Corp.	23,842
600		Duquesne Light Holdings, Inc.	12,066
6,200		Edison International	290,904
1,040	@	El Paso Electric Co.	24,482
19,329	@@	International Power PLC	138,147
1,700		Northeast Utilities	49,402
900		NSTAR	30,789
2,800		OGE Energy Corp.	108,108
3,000		PNM Resources, Inc.	91,680
1,500	@@	RWE AG	153,554
4,943	@@	Scottish & Southern Energy PLC	139,177
3,400		TECO Energy, Inc.	57,018
4,400	@@	Tokyo Electric Power Co., Inc.	153,643
4,000		TXU Corp.	264,600
7,300		Xcel Energy, Inc.	172,499
			2,090,125
		Electrical Components & Equipment: 0.1%
130	@	Advanced Energy Industries, Inc.	2,618
500		Belden Cdt, Inc.	23,185
700	@	Littelfuse, Inc.	25,781
960	@	Magnetek, Inc.	5,030
			56,614
		Electronics: 0.5%
600		Amphenol Corp.	38,724
125	@	Avnet, Inc.	4,571
530	@	Benchmark Electronics, Inc.	11,384
1,148	@	Coherent, Inc.	34,509
460		CTS Corp.	6,233
670		Cubic Corp.	14,137
200		Gentex Corp.	3,342
2,900	@@	Hoya Corp.	100,511
6	@	Kemet Corp.	47
1,650		Methode Electronics, Inc.	17,837
880	@	Planar Systems, Inc.	7,867
1,100	@	Plexus Corp.	18,040
150	@	Rogers Corp.	7,262
1,780	@	Thomas & Betts Corp.	90,460
888	@	Trimble Navigation Ltd.	23,496
1,100	@	Varian, Inc.	59,873
4,100	@	Vishay Intertechnology, Inc.	58,425
			496,718
		Energy — Alternate Sources: 0.0%
100	@	Headwaters, Inc.	2,357
1,900	@, @@	Renewable Energy Corp. AS	39,183
			41,540
		Engineering & Construction: 0.8%
2,500	@@	Bouygues SA	174,082
910	@	EMCOR Group, Inc.	54,655
1,400		Granite Construction, Inc.	81,732
1,495	@@	Hochtief AG	131,394
700	@	Jacobs Engineering Group, Inc.	63,238
280	@	Shaw Group, Inc.	8,618
442	@	URS Corp.	18,374
1,400	@@	Vinci SA	193,503
			725,596
		Entertainment: 0.0%
390	@	Pinnacle Entertainment, Inc.	12,613
			12,613
		Environmental Control: 0.4%
130	@	Tetra Tech, Inc.	2,318
10,100		Waste Management, Inc.	343,905
			346,223
		Food: 1.4%
4,150		Campbell Soup Co.	169,445

		PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund		as of February 28, 2007 (Unaudited) (continued)
Shares			Value

		Food (continued)
123,000	@@	China Yurun Food Group Ltd.	$128,882
1,105		Corn Products International, Inc.	35,327
5,415		General Mills, Inc.	305,189
1,127	@@	Groupe Danone	178,230
1,885		Hormel Foods Corp.	68,803
100		JM Smucker Co.	4,960
779	@@	Nestle SA	289,801
670	@	Ralcorp Holdings, Inc.	38,873
500	@	Smithfield Foods, Inc.	14,605
330	@	United Natural Foods, Inc.	9,827
1,700	@@	Wimm-Bill-Dann Foods OJSC ADR	112,200
			1,356,142
		Forest Products & Paper: 0.3%
212	@	Buckeye Technologies, Inc.	2,697
1,000	@	Caraustar Industries, Inc.	7,870
3,100		Louisiana-Pacific Corp.	63,984
1,120		Rock-Tenn Co.	36,366
480		Schweitzer-Mauduit International, Inc.	11,453
1,900		Temple-Inland, Inc.	113,620
			235,990
		Gas: 0.3%
100		Cascade Natural Gas Corp.	2,600
1,862		Energen Corp.	90,270
800		KeySpan Corp.	32,832
5,100		NiSource, Inc.	121,329
3,002		UGI Corp.	78,382
			325,413
		Hand/Machine Tools: 0.4%
1,100		Snap-On, Inc.	55,110
6,500		Stanley Works	361,205
			416,315
		Healthcare — Products: 0.6%
500	@	Advanced Medical Optics, Inc.	19,270
900		Biomet, Inc.	38,097
160		Cooper Cos., Inc.	7,342
2,400	@	Cytyc Corp.	72,720
3,168		Dentsply International, Inc.	99,919
1,500	@	Edwards Lifesciences Corp.	75,705
910	@	Haemonetics Corp.	40,950
258	@	Hologic, Inc.	14,203
179	@	Idexx Laboratories, Inc.	15,426
570	@	Immucor, Inc.	16,952
650		Johnson & Johnson	40,983
680		Mentor Corp.	32,647
620	@	Osteotech, Inc.	4,731
80	@	Palomar Medical Technologies, Inc.	3,270
430	@	Possis Medical, Inc.	5,276
520	@	Respironics, Inc.	21,304
1,100	@	Techne Corp.	61,952
			570,747
		Healthcare — Services: 2.2%
7,500		Aetna, Inc.	332,025
710	@	AMERIGROUP Corp.	23,487
3	@	Amsurg Corp.	69
710	@	Centene Corp.	17,125
2,700	@	Coventry Health Care, Inc.	146,934
1,000	@@	Fresenius Medical Care AG & Co. KGaA	141,971
150	@	Genesis HealthCare Corp.	9,458
950	@	Gentiva Health Services, Inc.	18,753
930	@	Health Net, Inc.	49,727
690	@	Healthways, Inc.	30,008
3,050	@	Humana, Inc.	182,512
200	@	Lincare Holdings, Inc.	7,810
962	@	Odyssey HealthCare, Inc.	13,064
640	@	Pediatrix Medical Group, Inc.	34,624
610	@	Sierra Health Services, Inc.	22,668
340	@	United Surgical Partners International, Inc.	10,384
11,049		UnitedHealth Group, Inc.	576,758
5,950	@	WellPoint, Inc.	472,371
			2,089,748
		Holding Companies — Diversified: 0.2%
2,500		Leucadia National Corp.	70,775
1,331	@@	LVMH Moet Hennessy Louis Vuitton SA	147,182
			217,957
		Home Builders: 0.2%
620	@	Champion Enterprises, Inc.	4,917

		PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund		as of February 28, 2007 (Unaudited) (continued)
Shares			Value

		Home Builders (continued)
42,000	@, @@	Haseko Corp.	$162,033
35	@	NVR, Inc.	23,695
1,040		Winnebago Industries	33,821
			224,466
		Home Furnishings: 0.2%
460	@	Audiovox Corp.	6,946
510		Ethan Allen Interiors, Inc.	18,799
8,000	@@	Matsushita Electric Industrial Co., Ltd.	160,710
			186,455
		Household Products/Wares: 0.2%
500		American Greetings Corp.	11,710
905		Blyth, Inc.	18,553
1,100	@@	Henkel KGaA	155,216
190		John H. Harland Co.	9,595
300		Tupperware Corp.	7,023
			202,097
		Housewares: 0.1%
1,015		Toro Co.	53,338
			53,338
		Insurance: 5.4%
4,600	@@	ACE Ltd.	258,336
6,200		Allstate Corp.	372,372
1,800		AMBAC Financial Group, Inc.	157,752
1,717		American Financial Group, Inc.	60,095
8,700		American International Group, Inc.	583,770
83		Arthur J Gallagher & Co.	2,376
5,450		Chubb Corp.	278,223
1,170		Delphi Financial Group	45,969
1,200	@@	Everest Re Group Ltd.	116,652
1,258		Fidelity National Title Group, Inc.	30,192
6,900		Genworth Financial, Inc.	244,053
3,647		Hartford Financial Services Group, Inc.	344,860
2,700		HCC Insurance Holdings, Inc.	84,645
1,500		Horace Mann Educators Corp.	30,360
543		Landamerica Financial Group, Inc.	37,777
63,619	@@	Legal & General Group PLC	194,783
6,400		Loews Corp.	278,016
7,200		Metlife, Inc.	454,680
1,711		Old Republic International Corp.	38,190
1,245	@	Philadelphia Consolidated Holding Co.	57,158
500		PMI Group, Inc.	23,435
990		Presidential Life Corp.	20,216
940	@	ProAssurance Corp.	48,410
10,500		Progressive Corp.	240,765
1,400		Protective Life Corp.	62,174
4,678		Prudential Financial, Inc.	425,417
760		Radian Group, Inc.	43,662
40		RLI Corp.	2,242
1,858		Safeco Corp.	123,966
540		Safety Insurance Group, Inc.	22,934
80	@	SCPIE Holdings, Inc.	1,858
1,680		Selective Insurance Group	41,059
1,300		Stancorp Financial Group, Inc.	62,660
1,100		Unitrin, Inc.	50,336
2,717		WR Berkley Corp.	88,574
1,040		Zenith National Insurance Corp.	50,076
550	@@	Zurich Financial Services AG	156,953
			5,134,996
		Internet: 0.3%
100	@	Blue Coat Systems, Inc.	3,233
120	@	Blue Nile, Inc.	4,680
200	@	F5 Networks, Inc.	14,524
410	@	Infospace, Inc.	9,348
410	@	j2 Global Communications, Inc.	9,856
1,150	@	McAfee, Inc.	34,638
2,010	@	Napster, Inc.	7,819
28	@	NetFlix, Inc.	631
1,070	@	PC-Tel, Inc.	11,128
2,164	@, @@	SeLoger.com	80,900
610	@	Stamps.com, Inc.	9,461
1,310		United Online, Inc.	17,227
4,100	@	VeriSign, Inc.	103,730
180	@	WebEx Communications, Inc.	7,817
			314,992
		Iron/Steel: 0.9%
184		Carpenter Technology Corp.	21,813

		PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund		as of February 28, 2007 (Unaudited) (continued)
Shares			Value

		Iron/Steel (continued)
512		Chaparral Steel Co.	$25,513
424		Cleveland-Cliffs, Inc.	23,914
200		Gibraltar Industries, Inc.	4,650
180	@	Material Sciences Corp.	1,939
4,950		Nucor Corp.	301,307
300		Ryerson, Inc.	10,320
100		Steel Dynamics, Inc.	3,774
48,000	@@	Sumitomo Metal Industries Ltd.	243,943
2,300		United States Steel Corp.	203,826
			840,999
		Leisure Time: 0.4%
1,700		Brunswick Corp.	55,505
3,196	@@	Carnival PLC	151,939
31,663	@@	First Choice Holidays PLC	156,457
317		Polaris Industries, Inc.	15,181
600		Sabre Holdings Corp.	19,398
			398,480
		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,143
			59,143
		Machinery — Construction & Mining: 0.4%
4,756	@@	Atlas Copco AB	141,281
6,300	@@	Hitachi Construction Machinery Co., Ltd.	181,069
1,020		Joy Global, Inc.	45,227
			367,577
		Machinery — Diversified: 0.3%
100	@	AGCO Corp.	3,625
260		Applied Industrial Technologies, Inc.	6,237
1,000		Cummins, Inc.	134,680
1,363	@	Gardner Denver, Inc.	46,165
439		IDEX Corp.	22,832
120	@	Intevac, Inc.	3,272
510		Manitowoc Co., Inc.	29,937
521		Nordson Corp.	25,414
150		Robbins & Myers, Inc.	5,876
			278,038
		Media: 2.1%
2,500		CBS Corp. — Class B	75,875
1,900		Clear Channel Communications, Inc.	68,742
6,950		McGraw-Hill Cos., Inc.	449,040
7,950		News Corp., Inc. — Class A	179,114
600		Reader’s Digest Association, Inc.	10,182
700		Tribune Co.	21,021
900	@	Univision Communications, Inc.	32,400
4,294	@@	Vivendi	169,419
28,600		Walt Disney Co.	979,836
			1,985,629
		Metal Fabricate/Hardware: 0.1%
454		AM Castle & Co.	13,075
1,300		Commercial Metals Co.	35,802
1,000		Quanex Corp.	39,090
			87,967
		Mining: 0.3%
9,791	@@	BHP Billiton Ltd.	209,289
740		Phelps Dodge Corp.	92,433
			301,722
		Miscellaneous Manufacturing: 3.1%
1,080		Acuity Brands, Inc.	59,832
516		AO Smith Corp.	19,954
246		Aptargroup, Inc.	16,187
190	@	Ceradyne, Inc.	9,804
1,700		Cooper Industries Ltd.	155,958
2,000		Crane Co.	76,180
5,300		Eastman Kodak Co.	126,564
2,800		Eaton Corp.	226,828
910	@	EnPro Industries, Inc.	34,571
19,800		General Electric Co.	691,416
100		Harsco Corp.	8,580
11,400		Honeywell International, Inc.	529,416
11,500	@, @@	Konica Minolta Holdings, Inc.	147,562
2,200		Parker Hannifin Corp.	181,258
700		Pentair, Inc.	21,854
200		Roper Industries, Inc.	10,624
2,385	@@	Siemens AG	251,354
530		Standex International Corp.	14,925
980	@	Sturm Ruger & Co., Inc.	10,300

		PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund		as of February 28, 2007 (Unaudited) (continued)
Shares			Value

		Miscellaneous Manufacturing (continued)
1,414		Teleflex, Inc.	$94,625
570		Tredegar Corp.	12,717
7,800	@, @@	Tyco International Ltd.	240,474
			2,940,983
		Office Furnishings: 0.0%
1,003		Herman Miller, Inc.	38,585
			38,585
		Office/Business Equipment: 0.3%
18,200	@	Xerox Corp.	314,314
			314,314
		Oil & Gas: 6.5%
12,011		Chevron Corp.	824,075
1,550		ConocoPhillips	101,401
6,300	@@	ERG S.p.A.	155,339
31,500		ExxonMobil Corp.	2,257,920
500	@	Forest Oil Corp.	15,950
3,570		Helmerich & Payne, Inc.	97,104
8,200		Marathon Oil Corp.	744,068
2,000	@	Newfield Exploration Co.	86,440
1,868		Noble Energy, Inc.	107,541
7,800		Occidental Petroleum Corp.	360,204
510		Penn Virginia Corp.	35,537
1,117	@@	Petroleo Brasileiro SA	100,977
100	@	Petroleum Development Corp.	5,237
100		Pioneer Natural Resources Co.	3,845
405	@	Plains Exploration & Production Co.	18,480
1,400	@	Pride International, Inc.	40,320
8,658	@@	Royal Dutch Shell PLC — Class B	279,276
11,085	@@	Santos Ltd.	81,749
4,881	@@	Sasol Ltd. ADR	157,168
300	@	Southwestern Energy Co.	11,700
1,320		St. Mary Land & Exploration Co.	47,533
210	@	Stone Energy Corp.	6,447
3,700	@@	Total SA	249,204
6,150		Valero Energy Corp.	354,548
			6,142,063
		Oil & Gas Services: 0.8%
1,600	@	Grant Prideco, Inc.	69,456
10,400		Halliburton Co.	321,152
929	@	Helix Energy Solutions Group, Inc.	31,187
470	@	Hornbeck Offshore Services, Inc.	12,582
403	@	Lone Star Technologies	19,155
40		Lufkin Industries, Inc.	2,154
6,000	@, @@	Petroleum Geo-Services ASA	138,953
490	@	SEACOR Holdings, Inc.	47,432
2,060		Tidewater, Inc.	107,058
			749,129
		Packaging & Containers: 0.4%
9,000	@	Pactiv Corp.	289,800
2,300		Sonoco Products Co.	85,146
			374,946
		Pharmaceuticals: 4.3%
6,050		AmerisourceBergen Corp.	318,654
3,553	@@	AstraZeneca PLC	199,240
180	@	Bradley Pharmaceuticals, Inc.	3,488
1,600		Caremark Rx, Inc.	98,544
100	@	Cephalon, Inc.	7,108
5,300	@	Forest Laboratories, Inc.	274,328
9,200	@@	GlaxoSmithKline PLC	258,133
5,650	@	King Pharmaceuticals, Inc.	105,373
700		Medicis Pharmaceutical Corp.	25,452
16,500		Merck & Co., Inc.	728,640
260	@	MGI Pharma, Inc.	5,517
3,900		Mylan Laboratories	82,563
580	@	NBTY, Inc.	28,234
860	@	Noven Pharmaceuticals, Inc.	21,173
1,613	@@	Omega Pharma SA	124,495
200		Omnicare, Inc.	8,308
26,100		Pfizer, Inc.	651,456
1,830	@@	Roche Holding AG	325,647
26,300		Schering-Plough Corp.	617,524
340	@	Sciele Pharma, Inc.	7,820
900	@	Sepracor, Inc.	47,304
1,480	@	Theragenics Corp.	7,119
286	@	USANA Health Sciences, Inc.	16,608
370	@	Viropharma, Inc.	5,920

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
1,550		Wyeth	$75,826
			4,044,474
		Pipelines: 0.2%
400		Kinder Morgan, Inc.	42,304
700		Oneok, Inc.	29,162
1,600		Questar Corp.	134,624
			206,090
		Real Estate: 0.3%
10,000	@@	Cheung Kong Holdings Ltd.	122,644
5,000	@@	Mitsui Fudosan Co., Ltd.	138,325
900	@	Realogy Corp.	26,622
			287,591
		Real Estate Investment Trusts: 0.3%
400		AMB Property Corp.	23,512
390		Colonial Properties Trust	17,921
200		Essex Property Trust, Inc.	27,778
400		Highwoods Properties, Inc.	17,672
2,800		Hospitality Properties Trust	128,996
110		Inland Real Estate Corp.	2,102
400		Longview Fibre Co.	9,848
260		LTC Properties, Inc.	6,724
500		Macerich Co.	46,800
			281,353
		Retail: 4.4%
200	@	99 Cents Only Stores	2,986
395		Abercrombie & Fitch Co.	30,877
1,400	@	Aeropostale, Inc.	51,296
2,402		American Eagle Outfitters	74,582
1,740	@	AnnTaylor Stores Corp.	61,753
200		Barnes & Noble, Inc.	8,188
2,000	@	Big Lots, Inc.	50,060
400		Brinker International, Inc.	13,604
705		Brown Shoe Co., Inc.	36,167
370		Cash America International, Inc.	15,026
380	@	CEC Entertainment, Inc.	16,203
2,800	@	Charming Shoppes, Inc.	34,916
180	@	Childrens Place Retail Stores, Inc.	9,803
230		Christopher & Banks Corp.	4,271
2,700		Circuit City Stores, Inc.	51,381
1,105		Claire's Stores, Inc.	35,515
2,200	@	Dollar Tree Stores, Inc.	75,042
5,000	@@	Don Quijote Co., Ltd.	98,496
1,540	@	Dress Barn, Inc.	32,371
2,800		Family Dollar Stores, Inc.	81,116
6,600		Federated Department Stores, Inc.	294,756
200	@	First Cash Financial Services, Inc.	4,496
18,000		Gap, Inc.	345,420
680		Group 1 Automotive, Inc.	31,464
320	@	HOT Topic, Inc.	3,411
710	@	Jack in the Box, Inc.	48,521
90	@	Jo-Ann Stores, Inc.	2,028
6,200	@	Kohl's Corp.	427,738
10,400		McDonald's Corp.	454,688
1,097		Men's Wearhouse, Inc.	48,575
170		Movado Group, Inc.	5,017
3,800		Nordstrom, Inc.	201,742
5,150	@	Office Depot, Inc.	171,804
1,400		OfficeMax, Inc.	72,660
500		OSI Restaurant Partners, Inc.	20,000
260	@	Panera Bread Co.	15,920
1,480	@	Payless Shoesource, Inc.	45,732
1,600		Petsmart, Inc.	48,496
2,500		RadioShack Corp.	62,425
400		Regis Corp.	16,832
2,910		Ross Stores, Inc.	95,361
1,000	@	Saks, Inc.	19,320
580	@	School Specialty, Inc.	21,640
1,310	@	Select Comfort Corp.	24,274
3,700	@@	Seven & I Holdings Co., Ltd.	118,498
1,901	@	Sonic Corp.	41,195
2,600	@	Starbucks Corp.	80,340
7,400		TJX Cos., Inc.	203,500
460		Triarc Cos.	8,294
595	@	Tween Brands, Inc.	21,331
8,750		Wal-Mart Stores, Inc.	422,625
			4,161,756

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.2%
840		Anchor Bancorp. Wisconsin, Inc.	$23,747
1,213		Bankunited Financial Corp.	29,621
60		Downey Financial Corp.	3,932
490	@	FirstFed Financial Corp.	28,028
1,900		Washington Mutual, Inc.	81,852
			167,180
		Semiconductors: 1.1%
910	@	Actel Corp.	15,233
5,800	@	Altera Corp.	122,438
2,700		Applied Materials, Inc.	50,139
6,400	@	Atmel Corp.	35,456
2,720	@	Brooks Automation, Inc.	42,242
1,000	@	DSP Group, Inc.	20,590
1,400	@	Fairchild Semiconductor International, Inc.	26,194
3,800	@	Integrated Device Technology, Inc.	61,636
400		Intersil Corp.	10,580
560	@	Kulicke & Soffa Industries, Inc.	5,320
1,033	@	Lam Research Corp.	46,134
1,330	@	MEMC Electronic Materials, Inc.	68,588
1,440		Microchip Technology, Inc.	51,264
9,950	@	Micron Technology, Inc.	118,007
2,000	@	Novellus Systems, Inc.	64,400
1,230	@	Pericom Semiconductor Corp.	12,448
310	@	Photronics, Inc.	4,780
2,700	@	Semtech Corp.	38,691
4,700	@@	Shinko Electric Industries	107,950
440	@	Skyworks Solutions, Inc.	2,904
3,500	@	Teradyne, Inc.	56,420
580	@	Varian Semiconductor Equipment Associates, Inc.	27,718
			989,132
		Software: 1.8%
1,200		Acxiom Corp.	25,632
110	@	Allscripts Healthcare Solutions, Inc.	2,979
180	@	Altiris, Inc.	5,857
315	@	Ansys, Inc.	16,071
5,050	@	BMC Software, Inc.	155,843
17,000		CA, Inc.	442,850
980	@	Captaris, Inc.	6,086
6,500	@	Compuware Corp.	59,475
1,210	@	CSG Systems International	29,839
1,890	@	Dendrite International, Inc.	24,079
556	@	Dun & Bradstreet Corp.	49,084
1,000		Fair Isaac Corp.	39,030
10,400		First Data Corp.	265,512
900		Global Payments, Inc.	34,623
507	@	Hyperion Solutions Corp.	21,720
160		Inter-Tel, Inc.	3,702
370	@	Keane, Inc.	5,076
160	@	Mantech International Corp.	5,512
1,000	@	Mapinfo Corp.	14,000
6,950		Microsoft Corp.	195,782
240	@	SPSS, Inc.	8,297
2,390	@	Sybase, Inc.	59,726
8,834	@, @@	Tele Atlas NV	186,508
			1,657,283
		Telecommunications: 3.9%
1,198	@	3Com Corp.	4,636
1,480	@	Adaptec, Inc.	5,402
13,989	@@	Alcatel SA	178,396
230	@	Anixter International, Inc.	14,260
23,633		AT&T, Inc.	869,694
1,290	@	C-COR, Inc.	17,609
5,500	@	Cincinnati Bell, Inc.	25,135
35,050	@	Cisco Systems, Inc.	909,197
175		Commonwealth Telephone Enterprises, Inc.	7,476
1,500	@	Ditech Networks, Inc.	11,625
140	@	General Communication, Inc.	2,076
590	@	Harmonic, Inc.	5,198
812		Harris Corp.	39,853
20,900		Motorola, Inc.	387,068
1,149	@	Network Equipment Technologies, Inc.	9,089
35	@@	Nippon Telegraph & Telephone Corp.	185,409
2,269	@@	Orascom Telecom GDR	163,838
5,500		Qualcomm, Inc.	221,540
85,185	@@	Telecom Italia S.p.A.	216,137

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
3,086	@@	Telekomunikasi Indonesia Tbk PT ADR	$124,798
1,620		Telephone & Data Systems, Inc.	90,218
490	@	Tollgrade Communications, Inc.	5,875
1,800	@	Utstarcom, Inc.	16,632
64,300	@@	Vodafone Group PLC	178,132
			3,689,293
		Textiles: 0.1%
410		Angelica Corp.	11,271
1,100	@	Mohawk Industries, Inc.	96,272
			107,543
		Toys/Games/Hobbies: 0.2%
2,900		Hasbro, Inc.	82,041
110	@	Jakks Pacific, Inc.	2,696
5,500		Mattel, Inc.	143,055
			227,792
		Transportation: 1.0%
1,480		CH Robinson Worldwide, Inc.	75,421
25	@@	East Japan Railway Co.	192,326
240	@	EGL, Inc.	8,450
382		Expeditors International Washington, Inc.	17,133
4,100		FedEx Corp.	468,138
1,100	@	HUB Group, Inc.	34,837
340	@	Kansas City Southern	10,894
70	@	Kirby Corp.	2,558
427		Landstar System, Inc.	19,083
860	@	Old Dominion Freight Line	26,755
555		Overseas Shipholding Group	33,622
300	@	Swift Transportation Co., Inc.	9,237
			898,454
		Water: 0.2%
2,681	@@	Veolia Environnement	188,749
			188,749
		Total Common Stock
		(Cost $61,186,619)	73,227,266
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
1,700	@	iShares S&P SmallCap 600 Index Fund	113,696
2,200	@	Midcap SPDR Trust Series 1	336,930

		Total Exchange-Traded Funds
		(Cost $438,749)	450,626
PREFERRED STOCK: 0.3%
		Diversified Financial Services: 0.0%
1,000	P	Merrill Lynch & Co., Inc.	26,160
			26,160
		Insurance: 0.1%
2,025	@@, P	Aegon NV	51,719
472	@@, P	Aegon NV — Series 1	12,338
1,875	P	Metlife, Inc.	49,744
			113,801
		Media: 0.2%
4,284	@@	ProSieben SAT.1 Media AG	145,702
			145,702
		Total Preferred Stock
		(Cost $274,300)	285,663

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.3%
		Banks: 1.1%
$40,000	@@, C	Australia & New Zealand Banking Group Ltd., 6.390%, due 10/29/49	$34,800
20,000	@@, #, C	Banco Mercantil del Norte SA, 5.870%, due 10/13/16	20,387
14,000	@@	Banco Santander Chile SA, 5.180%, due 07/18/12	15,427
20,000	@@, C	Bank of Ireland, 6.460%, due 12/29/49	17,416
20,000	@@, C	Bank of Nova Scotia, 6.490%, due 08/21/85	16,957
10,000	@@	Bank of Scotland, 6.450%, due 11/30/49	8,626
13,000	C	BankAmerica Capital II, 7.600%, due 12/15/26	13,530
10,000	@@, C	Barclays Bank PLC, 6.370%, due 12/31/49	8,738
30,000	@@, C	BNP Paribas, 6.350%, due 09/29/49	25,710
18,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.660%, due 04/15/49	17,517
20,000	@@, C	Den Norske Bank ASA, 6.430%, due 08/29/49	17,100
24,000	#, C	Dresdner Funding Trust I, 6.270%, due 06/30/31	29,606
67,000	@@, #, C	HBOS PLC, 5.390%, due 11/29/49	66,806

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$40,000	@@, C	HSBC Bank PLC, 6.540%, due 06/29/49	$34,800
80,000	@@, C	HSBC Bank PLC, 6.640%, due 06/29/49	68,200
50,000	@@, C	Lloyds TSB Bank PLC, 6.350%, due 08/29/49	43,128
37,000	C	M&I Capital Trust A, 7.330%, due 12/01/26	38,238
19,000	C	Mellon Capital I, 7.340%, due 12/01/26	19,744
20,000	@@, C	Mizuho Financial Group Cayman Ltd., 7.890%, due 12/31/49	21,184
30,000	@@, C	National Australia Bank Ltd., 6.410%, due 10/29/49	26,021
30,000	#, C	Rabobank Capital Funding II, 5.330%, due 12/29/49	29,668
10,000	#, C	Rabobank Capital Funding Trust, 5.340%, due 12/31/49	9,849
8,000	C	RBS Capital Trust I, 5.510%, due 09/30/49	7,997
35,000	@@, #, C	Resona Bank Ltd., 5.830%, due 09/29/49	35,129
80,000	@@, C	Royal Bank of Scotland Group PLC, 6.490%, due 12/29/49	68,596
20,000	@@, C	Societe Generale, 6.290%, due 11/29/49	17,271
90,000	@@, C	Standard Chartered PLC, 6.660%, due 11/29/49	76,050
60,000	@@, C	Standard Chartered PLC, 6.720%, due 07/29/49	49,680
10,000	@@, C	Standard Chartered PLC, 6.740%, due 01/29/49	8,284
19,000	@@, C	Sumitomo Mitsui Banking Corp., 7.860%, due 08/01/49	19,683
24,000	C	Wachovia Capital Trust III, 5.690%, due 12/31/49	24,422
20,000	@@, C	Westpac Banking Corp., 6.460%, due 09/30/49	17,104
39,000	#, C	Westpac Capital Trust IV, 5.460%, due 12/29/49	37,692
36,000	@@, #, C	Woori Bank, 5.720%, due 05/03/16	37,033
			982,393
		Chemicals: 0.0%
10,000		Stauffer Chemical, 5.380%, due 04/15/10	8,489
20,000		Stauffer Chemical, 5.720%, due 04/15/18	10,771
			19,260
		Computers: 0.0%
27,000	C	Hewlett-Packard Co., 5.250%, due 03/01/17	27,322
			27,322
		Diversified Financial Services: 0.5%
116,000	@@, #, C	Aiful Corp., 5.570%, due 02/16/10	112,482
21,895	@@, #	Brazilian Merchant Voucher Receivables Ltd., 6.310%, due 06/15/11	21,567
40,000		Core Investment Grade Bond Trust I, 5.260%, due 11/30/07	39,820
26,000	#, C	Corestates Capital Trust I, 7.610%, due 12/15/26	27,024
15,000	@@, C	Financiere CSFB NV, 6.400%, due 03/29/49	12,900
31,000	C	Fund American Cos., Inc., 5.670%, due 05/15/13	31,325
35,000	#, C	HVB Funding Trust III, 6.270%, due 10/22/31	46,906
16,000	C	JPM Capital Trust I, 7.190%, due 01/15/27	16,593
59,000	#, C	Mangrove Bay Pass-Through Trust, 6.190%, due 07/15/33	58,367
15,000	@@, C	Paribas, 6.380%, due 12/31/49	12,939
9,333	@@, #, C	Petroleum Export Ltd., 4.980%, due 06/15/10	9,232
18,676	@@, #, C	Petroleum Export Ltd., 5.800%, due 06/15/11	18,299
35,666	@@, #, C	PF Export Receivables Master Trust, 6.120%, due 06/01/15	36,402
17,000	C	Residential Capital, LLC, 6.280%, due 04/17/13	17,186
86,801	#	Toll Road Investors Partnership II LP, 17.080%, due 02/15/45	11,455
29,000	@@, C	UFJ Finance Aruba AEC, 8.270%, due 12/31/49	30,618
			503,115
		Electric: 0.2%
29,000	C	Commonwealth Edison Co., 5.530%, due 04/15/15	27,448
27,000	C	Commonwealth Edison Co., 5.600%, due 08/15/16	27,691
15,000	C	Commonwealth Edison Co., 6.020%, due 02/01/33	14,723
8,000	@@	Empresa Nacional de Electricidad SA, 5.700%, due 08/01/15	9,550
29,000	#, C	ITC Holdings Corp., 5.680%, due 09/30/16	29,418
14,000	#, C	ITC Holdings Corp., 6.070%, due 09/30/36	14,591
29,000	C	Nisource Finance Corp., 5.420%, due 03/01/13	30,076
25,000	C	NorthWestern Corp., 5.950%, due 11/01/14	24,888
4,443		PPL Montana, LLC, 7.590%, due 07/02/20	4,928
			183,313

		Insurance: 0.0%
32,000	@@, C	Aegon NV, 6.150%, due 12/31/49	27,594
			27,594
		Multi-National: 0.0%
19,000	@@	Corp. Andina de Fomento CAF, 5.510%, due 05/05/15	18,520
			18,520
		Oil & Gas: 0.1%
4,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.320%, due 11/15/12	4,279
21,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.440%, due 03/15/14	20,312
10,000	C	Pemex Project Funding Master Trust, 6.350%, due 06/15/35	10,363
30,000	#	Pemex Project Funding Master Trust, 6.470%, due 06/15/10	30,870
28,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.590%, due 09/30/20	27,238
			93,062
		Pipelines: 0.1%
65,000	#, C, I	Cameron Highway Oil Pipeline System Project, 6.020%, due 12/15/17	64,167
			64,167
		Real Estate Investment Trusts: 0.1%
7,000	C	Liberty Property LP, 5.270%, due 08/15/12	7,364

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Real Estate Investment Trusts (continued)
$33,000	C	Liberty Property LP, 5.340%, due 04/15/09	$34,581
54,000	C	Simon Property Group L.P., 5.110%, due 03/01/12	53,729
			95,674
		Retail: 0.1%
36,000	C	Home Depot, Inc., 5.830%, due 12/16/36	36,250
			36,250
		Telecommunications: 0.1%
52,000		Bellsouth Telecommunications, Inc., 6.670%, due 12/01/95	54,590
11,000	C	Sprint Nextel Corp., 6.030%, due 12/01/16	10,977
25,000	@@, C	TELUS Corp., 5.360%, due 06/01/11	27,481
			93,048
		Total Corporate Bonds/Notes
		(Cost $2,131,593)	2,143,718

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.7%
		Federal Home Loan Bank: 0.1%
109,000		5.110%, due 06/13/16	113,127
			113,127
		Federal Home Loan Mortgage Corporation: 1.3%
48,637	C, S	4.670%, due 12/15/16	47,991
142,000		4.820%, due 09/15/09	148,079
69,693	C, S	5.040%, due 08/15/16	69,478
73,000	C, S	5.200%, due 05/15/20	71,627
612,000	W	5.200%, due 03/15/34	594,023
35,000	W	5.550%, due 03/15/34	34,738
58,446	C, S	5.800%, due 01/15/29	59,907
123,000	W	5.930%, due 03/15/34	124,153
58,593	S	6.250%, due 01/01/24	60,099
49,000	W	6.500%, due 03/15/34	49,949
			1,260,044
		Federal National Mortgage Corporation: 4.2%
221,000	W	4.860%, due 03/15/19	214,232
100,000	W	4.870%, due 03/15/34	94,375
26,100	S	4.870%, due 08/01/35	25,831
56,000		4.890%, due 09/15/16	57,515
117,000		4.940%, due 08/01/12	118,704
26,000		5.100%, due 11/15/30	31,436
163,000	W	5.130%, due 03/16/21	160,861
696,000	W	5.190%, due 03/13/37	675,773
36,791	S	5.470%, due 02/01/18	36,890
1,399,000	W	5.500%, due 03/01/18	1,402,498
142,000	S	5.540%, due 05/25/30	141,205
60,864	S	5.540%, due 11/01/33	60,552
603,000	^	5.550%, due 03/15/36	598,289
58,546	S	5.610%, due 12/25/36	57,626
39,328	S	5.620%, due 01/25/36	38,640
39,390	S	5.760%, due 08/01/16	40,062
41,433	S	5.770%, due 04/25/31	42,659
22,924	S	5.780%, due 07/01/17	23,319
38,000	W	5.940%, due 03/13/37	38,333
13,500	S	6.310%, due 12/01/33	13,837
100,611	S	6.670%, due 12/01/27	104,300
9,284	S	6.720%, due 04/01/32	9,594
1,243		6.770%, due 08/01/35	1,280
			3,987,811
		Government National Mortgage Association: 0.1%
7,986	S	6.240%, due 01/15/29	8,228
24,188	S	6.620%, due 02/15/28	25,222
			33,450
		Total U.S. Government Agency Obligations
		(Cost $5,374,708)	5,394,432

U.S. TREASURY OBLIGATIONS: 4.5%
	U.S. Treasury Bonds: 1.6%
743,000	4.550%, due 02/15/17	747,528
715,000	4.690%, due 02/15/36	693,662
80,000	4.740%, due 02/15/21	105,363
		1,546,553
	U.S. Treasury Notes: 2.5%
1,300,000	4.500%, due 02/29/12	1,307,211
758,000	4.510%, due 01/31/12	765,906
79,000	4.540%, due 02/15/10	79,457
91,000	4.620%, due 02/28/09	91,228
152,000	4.640%, due 01/31/09	152,641
		2,396,443

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury STRIP: 0.1%
$172,000	^^	Discount Note, due 02/15/36	$45,444
			45,444
		Treasury Inflation Indexed Protected Securities: 0.3%
92,000		1.700%, due 04/15/11	94,471
48,000		1.970%, due 01/15/16	48,102
122,000		2.170%, due 01/15/17	124,209
			266,782
		Total U.S. Treasury Obligations
		(Cost $4,210,911)	4,255,222
ASSET-BACKED SECURITIES: 0.2%
		Automobile Asset-Backed Securities: 0.0%
8,151	C, S	Honda Auto Receivables Owner Trust, 3.070%, due 03/16/09	8,106
			8,106
		Credit Card Asset-Backed Securities: 0.0%
15,000	C, S	Bank One Issuance Trust, 4.750%, due 09/15/10	14,899
			14,899
		Other Asset-Backed Securities: 0.2%
13,232	C, S	Chase Funding Mortgage Loan, 4.100%, due 05/25/33	13,107
12,000	C, S	Countrywide Asset-Backed Certificates, 4.530%, due 02/25/36	11,921
79,000	C, S	Countrywide Asset-Backed Certificates, 5.680%, due 10/25/46	79,074
25,000	C, S	Equity One, Inc., 5.130%, due 09/25/33	24,718
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.610%, due 03/25/37	24,993
9,000	C, S	Popular Mortgage Pass-Through Trust, 4.640%, due 11/25/35	8,930
			162,743
		Total Asset-Backed Securities
		(Cost $186,032)	185,748
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
336,739	C, S	American Home Mortgage Assets, 5.720%, due 02/25/47	336,739
48,494	C, S	Banc of America Alternative Loan Trust, 6.150%, due 11/25/21	49,143
16,000	C, S	Banc of America Commercial Mortgage, Inc., 4.640%, due 07/10/42	15,626
19,000	C, S	Banc of America Commercial Mortgage, Inc., 4.680%, due 07/10/43	18,768
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.810%, due 07/10/45	10,908
19,000	C, S	Banc of America Commercial Mortgage, Inc., 4.910%, due 11/10/42	18,886
9,596	C, S	Banc of America Commercial Mortgage, Inc., 5.320%, due 07/10/46	9,667
36,694	C, S	Banc of America Commercial Mortgage, Inc., 5.620%, due 07/10/44	37,092
43,600	C, S	Banc of America Funding Corp., 5.850%, due 05/20/36	43,697
7,000	C, S	Banc of America Mortgage Securities, Inc., 4.240%, due 07/25/34	6,849
11,816	C, S	Banc of America Mortgage Securities, Inc., 5.240%, due 11/25/19	11,823
15,413	C, S	Banc of America Mortgage Securities, Inc., 5.610%, due 11/25/33	15,188
33,631	C, S	Bank of America Alternative Loan Trust, 6.360%, due 05/25/46	34,290
108,767	C, S	Bank of America Alternative Loan Trust, 6.400%, due 04/25/36	110,246
37,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.010%, due 08/13/39	36,120
97,151	C, S	Bear Stearns Commercial Mortgage Securities, 5.370%, due 04/12/38	97,792
37,000	C, S	Chaseflex Trust, 6.390%, due 02/25/37	37,618

24,090	C, S	Countrywide Alternative Loan Trust, 5.450%, due 02/25/25	24,234
97,049	C, S	Countrywide Alternative Loan Trust, 5.470%, due 10/25/35	96,109
12,316	C, S	Countrywide Alternative Loan Trust, 5.900%, due 05/25/36	12,492
121,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.960%, due 03/15/36	118,875
17,104	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.040%, due 05/15/36	16,449
11,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 04/15/62	11,860
57,098	C, S	DLJ Commercial Mortgage Corp., 6.150%, due 11/12/31	57,780
140,000	C, S	DLJ Commercial Mortgage Corp., 6.970%, due 06/10/32	145,437
59,000	C	Fannie Mae, 5.600%, due 03/29/11	59,008
81,000		Fannie Mae, 5.790%, due 03/15/19	82,266
21,188	C, S	GMAC Mortgage Corp. Loan Trust, 4.860%, due 10/19/33	20,067
19,994	C, S	GMAC Mortgage Corp. Loan Trust, 5.510%, due 09/25/34	19,968
25,000	C, S	Greenwich Capital Commercial Funding Corp., 5.110%, due 04/10/37	25,039
8,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.350%, due 01/15/42	7,819
16,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.650%, due 10/12/35	16,458
48,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.680%, due 04/15/45	49,528
9,160	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.740%, due 04/15/45	9,303
107,535	C, S	JP Morgan Mortgage Trust, 5.450%, due 11/25/35	106,628
13,000	C, S	LB-UBS Commercial Mortgage Trust, 4.170%, due 10/15/29	12,654
78,000	C, S	LB-UBS Commercial Mortgage Trust, 4.350%, due 12/15/29	76,286
11,000	C, S	LB-UBS Commercial Mortgage Trust, 4.680%, due 08/15/29	10,795
13,000	C, S	LB-UBS Commercial Mortgage Trust, 4.720%, due 08/15/29	12,751
56,000	C, S	LB-UBS Commercial Mortgage Trust, 4.870%, due 04/15/30	55,658
15,000	C, S	LB-UBS Commercial Mortgage Trust, 5.090%, due 11/15/30	15,023
10,000	C, S	LB-UBS Commercial Mortgage Trust, 5.190%, due 02/15/31	10,024
9,565	C, S	LB-UBS Commercial Mortgage Trust, 5.620%, due 06/15/32	9,718
56,000	C, S	LB-UBS Commercial Mortgage Trust, 5.970%, due 12/15/28	58,678
30,461	C, S	MASTR Alternative Loans Trust, 5.410%, due 01/25/20	30,723
92,142	C, S	MASTR Asset Securitization Trust, 5.600%, due 06/25/33	90,818

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$110,000	C, S	Morgan Stanley Capital I, 5.030%, due 01/14/42	$109,500
80,000	C, S	Morgan Stanley Capital I, 5.590%, due 08/12/41	82,192
101,710	C, S	Morgan Stanley Dean Witter Capital I, 4.370%, due 03/12/35	98,552
28,353	C, S	RAAC Series, 5.290%, due 09/25/34	28,173
372,338	C, S	Residential Accredit Loans, Inc., 5.700%, due 04/25/35	373,483
14,056	C, S	Thornburg Mortgage Securities Trust, 5.670%, due 09/25/34	14,103
9,217	C, S	Wachovia Bank Commercial Mortgage Trust, 5.650%, due 06/15/45	9,325
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.740%, due 06/15/45	10,309
34,836	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.110%, due 12/25/18	34,487
12,620	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.580%, due 02/25/47	12,621
238,319	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.610%, due 01/25/47	238,300
604,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/47	604,000
88,824	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.690%, due 02/25/36	89,622
392,303	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.900%, due 07/25/46	393,646
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.570%, due 06/25/35	24,530
76,234	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.440%, due 08/25/35	75,454
74,945	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.660%, due 12/25/36	75,214

		Total Collateralized Mortgage Obligations
		(Cost $4,432,635)	4,426,411
MUNICIPAL BONDS: 0.1%
		California: 0.0%
20,000	C	City of San Diego, CA, 6.720%, due 06/01/32	20,985
			20,985
		Louisiana: 0.0%
32,000	#, C	Tulane University of Louisiana, 6.170%, due 11/15/12	32,000
			32,000
		Michigan: 0.1%
45,000		Michigan Tobacco Settlement Finance Authority, 6.870%, due 06/01/34	47,434
			47,434
		Total Municipal Bonds
		(Cost $97,164)	100,419
OTHER BONDS: 0.1%
		Sovereign: 0.1%
86,000		Fannie Mae, 4.790%, due 01/15/10	91,626

		Total Other Bonds
		(Cost $91,178)	91,626

		Total Long-Term Investments
		(Cost $78,423,889)	90,561,131

SHORT-TERM INVESTMENTS: 9.3%
		Repurchase Agreement: 9.3%
8,788,000	S	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $8,789,296 to be received upon repurchase (Collateralized by $8,877,000 various U.S. Government Agency Obligations, 5.000%-5.500%, Market Value plus accrued interest $8,964,273, due 01/28/08-02/16/17)		8,788,000

		Total Short-Term Investments (Cost $8,788,000)		8,788,000
		Total Investments in Securities (Cost $87,211,889)*	105.2%	$99,349,131
		Other Assets and Liabilities — Net	(5.2)	(4,917,704)
		Net Assets	100.0%	$94,431,427

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
^	Interest Only (IO) Security
^^	Principal Only (PO) Security

*	Cost for federal income tax purposes is $87,857,845.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,499,940
	Gross Unrealized Depreciation	(1,008,654)
	Net Unrealized Appreciation	$11,491,286

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 28, 2007 (Unaudited) (continued)

ING Strategic Allocation Growth Fund Open Futures Contracts on February 28, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
90-Day Eurodollar	8	1,896,200	06/18/07	$2,959
S&P 500 E-Mini	16	1,127,120	03/16/07	(13,833)
U.S. Treasury 2-Year Note	1	204,953	06/29/07	696
U.S. Treasury 10-Year Note	7	760,156	06/20/07	6,206
				$(3,971)
Short Contracts
90-Day Eurodollar	8	(1,903,000)	12/17/07	$(5,410)
U.S. Treasury 5-Year Note	4	(423,813)	06/29/07	(2,716)
U.S. Treasury Long Bond	2	(225,875)	06/20/07	(2,727)
				$(10,853)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
COMMON STOCK: 63.5%
		Advertising: 0.6%
160		Advo, Inc.	$5,277
5,700		Omnicom Group	590,577
			595,854
		Aerospace/Defense: 1.5%
2,900		Boeing Co.	253,083
800	@@	Empresa Brasileira de Aeronautica SA ADR	36,280
180		Kaman Corp.	4,106
2,300		Lockheed Martin Corp.	223,744
12,584		Raytheon Co.	673,873
4,350		United Technologies Corp.	285,491
			1,476,577
		Agriculture: 1.0%
1,790	@	Alliance One International, Inc.	15,054
7,300		Altria Group, Inc.	615,244
4,213	@@	British American Tobacco PLC	127,837
180		Delta & Pine Land Co.	7,369
3,800		Reynolds American, Inc.	231,990
			997,494
		Airlines: 0.1%
530	@	Airtran Holdings, Inc.	5,523
90	@	Alaska Air Group, Inc.	3,690
10,542	@, @@	British Airways PLC	110,986
230	@	JetBlue Airways Corp.	2,831
803		Skywest, Inc.	20,517
			143,547
		Apparel: 0.6%
6,650	@	Coach, Inc.	313,880
30	@	CROCS, Inc.	1,462
190	@	Deckers Outdoor Corp.	12,388
450	@	Gymboree Corp.	16,961
1,541	@	Hanesbrands, Inc.	44,088
2,000		Jones Apparel Group, Inc.	65,840
600		Kellwood Co.	18,918
510		K-Swiss, Inc.	14,377
740		Phillips-Van Heusen	40,582
920		Wolverine World Wide, Inc.	25,530
			554,026
		Auto Manufacturers: 0.3%
27,100		Ford Motor Co.	214,632
19,000	@@	Fuji Heavy Industries Ltd.	103,871
			318,503
		Auto Parts & Equipment: 0.1%
1,848		ArvinMeritor, Inc.	33,744
50		Bandag, Inc.	2,529
170		Lear Corp.	6,276
310		Standard Motor Products, Inc.	4,768
35	@@	Sumitomo Rubber Industries, Inc.	417
			47,734
		Banks: 5.3%
1,714		Associated Banc-Corp.	59,270
27,850		Bank of America Corp.	1,416,730
4,100	@@	Bank of Ireland — London Exchange	93,309
800	@@	Bank of Ireland — Dublin Exchange	18,259
12,000	@@	Bank of Yokohama Ltd.	98,473
13,378	@@	Barclays PLC	193,990
11,357	@@	Capitalia S.p.A.	97,531
840		Chittenden Corp.	25,696
2,052		Colonial BancGroup, Inc.	53,003
2,900		Comerica, Inc.	175,131
100		Corus Bankshares, Inc.	1,856
4,646	@@	Depfa Bank PLC	78,333
1,202	@@	Deutsche Bank AG	157,917
817		East-West Bancorp., Inc.	30,450
1,439	@@	First Bancorp.	17,182
90		First Financial Bancorp.	1,414
200		First Indiana Corp.	4,402
280		First Midwest Bancorp., Inc.	10,534
150		First Republic Bank	8,040
1,470		FirstMerit Corp.	31,532
420		Fremont General Corp.	3,696

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Banks (continued)
908		Hanmi Financial Corp.	$17,733
17,915	@@	HSBC Holdings PLC	312,470
1,330		Independent Bank Corp.	29,686
17,303	@@	Intesa Sanpaolo S.p.A.	125,657
900	@@	KBC Groep NV	109,348
857	@, @@	Kookmin Bank ADR	76,564
540		Mercantile Bankshares Corp.	25,423
12	@@	Mitsubishi UFJ Financial Group, Inc.	147,150
4,400	@@	National Australia Bank Ltd.	139,893
7,650		National City Corp.	289,553
8,500		Regions Financial Corp.	304,470
886	@@	Societe Generale	149,000
8,000	@@	Sumitomo Trust & Banking Co., Ltd.	90,689
1,532		TCF Financial Corp.	40,506
301		Umpqua Holdings Corp.	8,130
1,100	@@	Uniao de Bancos Brasileiros SA GDR	94,028
6,150		Wachovia Corp.	340,526
900		Webster Financial Corp.	44,451
10,900		Wells Fargo & Co.	378,230
980		Whitney Holding Corp.	31,086
			5,331,341
		Beverages: 0.8%
3,500		Anheuser-Busch Cos., Inc.	171,780
1,800		Coca-Cola Co.	84,024
3,308	@@	Coca-Cola Hellenic Bottling Co. SA	128,150
954	@@	Fomento Economico Mexicano SA de CV ADR	105,226
70	@	Hansen Natural Corp.	2,450
2,500		Pepsi Bottling Group, Inc.	77,500
80		PepsiAmericas, Inc.	1,705
3,450		PepsiCo, Inc.	217,868
			788,703
		Biotechnology: 0.4%
4,050	@	Amgen, Inc.	260,253
170	@	CryoLife, Inc.	1,338
120	@	Digene Corp.	5,674
40	@	Invitrogen Corp.	2,530
3,350	@	Millennium Pharmaceuticals, Inc.	36,180
720	@	PDL BioPharma, Inc.	13,745
170	@	Regeneron Pharmaceuticals, Inc.	3,373
900	@	Savient Pharmaceuticals, Inc.	12,186
690	@	Vertex Pharmaceuticals, Inc.	21,176
			356,455
		Building Materials: 0.1%
4,334	@@	Italcementi S.p.A.	129,901
			129,901
		Chemicals: 0.7%
340		Airgas, Inc.	14,032
640		Chemtura Corp.	7,347
3,100		Dow Chemical Co.	135,780
420		FMC Corp.	30,899
530		Georgia Gulf Corp.	10,165
820		HB Fuller Co.	20,475
1,093		Lubrizol Corp.	56,836
2,238		Lyondell Chemical Co.	71,303
120		MacDermid, Inc.	4,153
2,033		Olin Corp.	35,171
130	@	OM Group, Inc.	6,587
410	@	Omnova Solutions, Inc.	2,493
1,990	@	PolyOne Corp.	13,353
180		Quaker Chemical Corp.	4,239
1,900		Sherwin-Williams Co.	126,445
13,000	@@	Sumitomo Chemical Co., Ltd.	99,265
1,704		Valspar Corp.	46,195
			684,738
		Commercial Services: 1.8%
170		ABM Industries, Inc.	4,473
390		Adesa, Inc.	10,725
100		Administaff, Inc.	3,549
240	@	Alliance Data Systems Corp.	14,340
2,300	@	Apollo Group, Inc.	108,767
40	@	Bankrate, Inc.	1,624
9,235	@, @@	Brambles Ltd.	96,810
410	@	Career Education Corp.	12,128
160		Central Parking Corp.	3,550
180	@	Coinstar, Inc.	5,312
166	@	Consolidated Graphics, Inc.	11,829
2,600	@	Convergys Corp.	66,872

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Commercial Services (continued)
30		CPI Corp.	$1,500
1,126		DeVry, Inc.	31,123
360	@	Heidrick & Struggles International, Inc.	16,499
1,191	@	Hooper Holmes, Inc.	4,585
350	@	ITT Educational Services, Inc.	27,993
140	@	Kendle International, Inc.	4,851
1,330	@	Korn/Ferry International	30,696
1,140	@	Labor Ready, Inc.	20,942
220	@	Laureate Education, Inc.	13,130
130	@	Live Nation, Inc.	3,008
930		Manpower, Inc.	69,099
5,100		McKesson Corp.	284,376
10,700		Moody’s Corp.	692,504
1,763	@	MPS Group, Inc.	25,246
110	@	Pharmanet Development Group	2,235
1,000	@	Quanta Services, Inc.	23,190
30	@	Travelcenters of America, LLC	1,089
1,678	@@	USG People NV	67,818
1,370	@	Valassis Communications, Inc.	22,797
117	@	Vertrue, Inc.	5,707
520	W	Viad Corp.	19,386
255	@	Volt Information Sciences, Inc.	8,718
682		Watson Wyatt Worldwide, Inc.	32,784
			1,749,255
		Computers: 3.6%
270		Agilysys, Inc.	5,670
2,400	@	Apple, Inc.	203,064
173	@	CACI International, Inc.	8,045
1,416	@	Cadence Design Systems, Inc.	28,235
300	@	Catapult Communications Corp.	3,045
460	@	Ceridian Corp.	15,005
34,700	@	Dell, Inc.	792,895
509		Factset Research Systems, Inc.	30,978
26,250		Hewlett-Packard Co.	1,033,725
690		Imation Corp.	28,711
12,400		International Business Machines Corp.	1,153,324
110	@	Kronos, Inc.	4,345
2,200	@	Lexmark International, Inc.	133,232
340	@	Mercury Computer Systems, Inc.	4,325
463	@	Micros Systems, Inc.	25,817
560	@	Radisys Corp.	8,803
800	@	Sandisk Corp.	29,136
1,060	@	SRA International, Inc.	25,122
600	@	SYKES Enterprises, Inc.	9,624
70	@	Synaptics, Inc.	1,718
1,423	@	Synopsys, Inc.	36,400
1,040	@	Western Digital Corp.	19,937
			3,601,156
		Cosmetics/Personal Care: 0.8%
2,400		Estee Lauder Cos., Inc.	114,912
11,150		Procter & Gamble Co.	707,914
			822,826
		Distribution/Wholesale: 0.2%
670		Building Materials Holding Corp.	13,929
266		Pool Corp.	9,337
6,000	@@	Sumitomo Corp.	108,518
894	@	Tech Data Corp.	33,328
			165,112
		Diversified Financial Services: 5.4%
960		AG Edwards, Inc.	61,642
3,900		American Express Co.	221,793
1,180	@	AmeriCredit Corp.	28,816
3,500		CIT Group, Inc.	197,645
27,050		Citigroup, Inc.	1,363,284
2,300		Countrywide Financial Corp.	88,044
3,250		Fannie Mae	184,373
3,050		Goldman Sachs Group, Inc.	614,880
820		IndyMac Bancorp., Inc.	28,151
480	@	Investment Technology Group, Inc.	19,646
19,700		JP Morgan Chase & Co.	973,180
17	@@	Kenedix, Inc.	89,922
220	@	LaBranche & Co., Inc.	1,907
5,100		Lehman Brothers Holdings, Inc.	373,830
2,950		Merrill Lynch & Co., Inc.	246,856
7,550		Morgan Stanley	565,646
20	@	Piper Jaffray Cos.	1,302
1,362		Raymond James Financial, Inc.	40,996

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
650	@@	SFCG Co., Ltd.	$105,674
507		SWS Group, Inc.	13,365
660	@	TradeStation Group, Inc.	7,801
3,080	@@	UBS AG - Reg	181,871
950		Waddell & Reed Financial, Inc.	23,161
			5,433,785
		Electric: 1.8%
12,100	@	AES Corp.	257,972
5,700		Centerpoint Energy, Inc.	101,688
380		Central Vermont Public Service Corp.	9,504
530		Cleco Corp.	13,886
380		Duquesne Light Holdings, Inc.	7,642
5,900		Edison International	276,828
610	@	El Paso Electric Co.	14,359
13,847	@@	International Power PLC	98,966
1,180		Northeast Utilities	34,291
620		NSTAR	21,210
1,874		OGE Energy Corp.	72,355
2,060		PNM Resources, Inc.	62,954
1,100	@@	RWE AG	112,606
3,436	@@	Scottish & Southern Energy PLC	96,745
3,300		TECO Energy, Inc.	55,341
3,100	@@	Tokyo Electric Power Co., Inc.	108,249
3,900		TXU Corp.	257,985
7,000		Xcel Energy, Inc.	165,410
			1,767,991
		Electrical Components & Equipment: 0.0%
90	@	Advanced Energy Industries, Inc.	1,813
327		Belden Cdt, Inc.	15,163
450	@	Littelfuse, Inc.	16,574
560	@	Magnetek, Inc.	2,934
			36,484
		Electronics: 0.3%
420		Amphenol Corp.	27,107
98	@	Avnet, Inc.	3,584
340	@	Benchmark Electronics, Inc.	7,303
680	@	Coherent, Inc.	20,441
300		CTS Corp.	4,065
440		Cubic Corp.	9,284
170		Gentex Corp.	2,841
2,000	@@	Hoya Corp.	69,318
4	@	Kemet Corp.	31
1,010		Methode Electronics, Inc.	10,918
510	@	Planar Systems, Inc.	4,559
730	@	Plexus Corp.	11,972
100	@	Rogers Corp.	4,841
1,210	@	Thomas & Betts Corp.	61,492
580	@	Trimble Navigation Ltd.	15,347
770	@	Varian, Inc.	41,911
2,770	@	Vishay Intertechnology, Inc.	39,473
			334,487
		Energy — Alternate Sources: 0.0%
60	@	Headwaters, Inc.	1,414
1,300	@, @@	Renewable Energy Corp. AS	26,809
			28,223
		Engineering & Construction: 0.5%
1,700	@@	Bouygues SA	118,376
520	@	EMCOR Group, Inc.	31,231
920		Granite Construction, Inc.	53,710
1,074	@@	Hochtief AG	94,393
480	@	Jacobs Engineering Group, Inc.	43,363
180	@	Shaw Group, Inc.	5,540
290	@	URS Corp.	12,055
1,000	@@	Vinci SA	138,216
			496,884
		Entertainment: 0.0%
260	@	Pinnacle Entertainment, Inc.	8,408
			8,408
		Environmental Control: 0.3%
80	@	Tetra Tech, Inc.	1,426
9,700		Waste Management, Inc.	330,285
			331,711
		Food: 1.1%
3,900		Campbell Soup Co.	159,237
86,000	@@	China Yurun Food Group Ltd.	90,113
662		Corn Products International, Inc.	21,164

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Food (continued)
5,205		General Mills, Inc.	$293,354
796	@@	Groupe Danone	125,884
1,313		Hormel Foods Corp.	47,925
50		JM Smucker Co.	2,480
559	@@	Nestle SA	207,957
440	@	Ralcorp Holdings, Inc.	25,529
310	@	Smithfield Foods, Inc.	9,055
210	@	United Natural Foods, Inc.	6,254
1,200	@@	Wimm-Bill-Dann Foods OJSC ADR	79,200
			1,068,152
		Forest Products & Paper: 0.2%
140	@	Buckeye Technologies, Inc.	1,781
590	@	Caraustar Industries, Inc.	4,643
2,090		Louisiana-Pacific Corp.	43,138
660		Rock-Tenn Co.	21,430
310		Schweitzer-Mauduit International, Inc.	7,397
1,900		Temple-Inland, Inc.	113,620
			192,009
		Gas: 0.3%
60		Cascade Natural Gas Corp.	1,560
1,148		Energen Corp.	55,655
600		KeySpan Corp.	24,624
5,000		NiSource, Inc.	118,950
1,837		UGI Corp.	47,964
			248,753
		Hand/Machine Tools: 0.4%
1,000		Snap-On, Inc.	50,100
6,300		Stanley Works	350,091
			400,191
		Healthcare - Products: 0.4%
310	@	Advanced Medical Optics, Inc.	11,947
900		Biomet, Inc.	38,097
110		Cooper Cos., Inc.	5,048
1,630	@	Cytyc Corp.	49,389
2,158		Dentsply International, Inc.	68,063
1,025	@	Edwards Lifesciences Corp.	51,732
520	@	Haemonetics Corp.	23,400
168	@	Hologic, Inc.	9,248
118	@	Idexx Laboratories, Inc.	10,169
360	@	Immucor, Inc.	10,706
30	@	Intuitive Surgical, Inc.	3,333
700		Johnson & Johnson	44,135
450		Mentor Corp.	21,605
410	@	Osteotech, Inc.	3,128
50	@	Palomar Medical Technologies, Inc.	2,044
280	@	Possis Medical, Inc.	3,436
334	@	Respironics, Inc.	13,684
772	@	Techne Corp.	43,479
			412,643
		Healthcare — Services: 1.9%
7,250		Aetna, Inc.	320,958
460	@	AMERIGROUP Corp.	15,217
2	@	Amsurg Corp.	46
460	@	Centene Corp.	11,095
2,650	@	Coventry Health Care, Inc.	144,213
700	@@	Fresenius Medical Care AG & Co. KGaA	99,380
100	@	Genesis HealthCare Corp.	6,305
550	@	Gentiva Health Services, Inc.	10,857
630	@	Health Net, Inc.	33,686
450	@	Healthways, Inc.	19,571
3,000	@	Humana, Inc.	179,520
150	@	Lincare Holdings, Inc.	5,858
565	@	Odyssey HealthCare, Inc.	7,673
420	@	Pediatrix Medical Group, Inc.	22,722
392	@	Sierra Health Services, Inc.	14,567
220	@	United Surgical Partners International, Inc.	6,719
10,700		UnitedHealth Group, Inc.	558,540
5,750	@	WellPoint, Inc.	456,493
			1,913,420
		Holding Companies — Diversified: 0.2%
1,710		Leucadia National Corp.	48,410
954	@@	LVMH Moet Hennessy Louis Vuitton SA	105,493
			153,903
		Home Builders: 0.2%
400	@	Champion Enterprises, Inc.	3,172
30,000	@, @@	Haseko Corp.	115,738
25	@	NVR, Inc.	16,925

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Home Builders (continued)
610		Winnebago Industries	$19,837
			155,672
		Home Furnishings: 0.1%
300	@	Audiovox Corp.	4,530
330		Ethan Allen Interiors, Inc.	12,164
6,000	@@	Matsushita Electric Industrial Co., Ltd.	120,533
			137,227
		Household Products/Wares: 0.1%
330		American Greetings Corp.	7,729
633		Blyth, Inc.	12,977
800	@@	Henkel KGaA	112,884
130		John H. Harland Co.	6,565
200		Tupperware Corp.	4,682
			144,837
		Housewares: 0.0%
592		Toro Co.	31,110
			31,110
		Insurance: 4.6%
4,400	@@	ACE Ltd.	247,104
6,000		Allstate Corp.	360,360
1,700		AMBAC Financial Group, Inc.	148,988
1,169		American Financial Group, Inc.	40,915
8,450		American International Group, Inc.	566,995
55		Arthur J Gallagher & Co.	1,575
5,250		Chubb Corp.	268,013
700		Delphi Financial Group	27,503
824	@@	Everest Re Group Ltd.	80,101
889		Fidelity National Title Group, Inc.	21,336
6,800		Genworth Financial, Inc.	240,516
3,538		Hartford Financial Services Group, Inc.	334,553
1,820		HCC Insurance Holdings, Inc.	57,057
1,050		Horace Mann Educators Corp.	21,252
349		Landamerica Financial Group, Inc.	24,280
45,607	@@	Legal & General Group PLC	139,635
6,200		Loews Corp.	269,328
6,900		Metlife, Inc.	435,735
1,176		Old Republic International Corp.	26,248
742	@	Philadelphia Consolidated Holding Co.	34,065
370		PMI Group, Inc.	17,342
580		Presidential Life Corp.	11,844
550	@	ProAssurance Corp.	28,325
10,300		Progressive Corp.	236,179
970		Protective Life Corp.	43,078
4,559		Prudential Financial, Inc.	414,595
530		Radian Group, Inc.	30,449
30		RLI Corp.	1,682
1,758		Safeco Corp.	117,294
350		Safety Insurance Group, Inc.	14,865
60	@	SCPIE Holdings, Inc.	1,394
960		Selective Insurance Group	23,462
880		Stancorp Financial Group, Inc.	42,416
744		Unitrin, Inc.	34,045
1,850		WR Berkley Corp.	60,310
610		Zenith National Insurance Corp.	29,372
396	@@	Zurich Financial Services AG	113,006
			4,565,217
		Internet: 0.2%
70	@	Blue Coat Systems, Inc.	2,263
80	@	Blue Nile, Inc.	3,120
151	@	F5 Networks, Inc.	10,966
270	@	Infospace, Inc.	6,156
280	@	j2 Global Communications, Inc.	6,731
790	@	McAfee, Inc.	23,795
1,250	@	Napster, Inc.	4,863
20	@	NetFlix, Inc.	451
630	@	PC-Tel, Inc.	6,552
1,612	@, @@	SeLoger.com	60,264
400	@	Stamps.com, Inc.	6,204
790		United Online, Inc.	10,389
3,900	@	VeriSign, Inc.	98,670
120	@	WebEx Communications, Inc.	5,212
			245,636
		Iron/Steel: 0.7%
120		Carpenter Technology Corp.	14,226
320		Chaparral Steel Co.	15,946
272		Cleveland-Cliffs, Inc.	15,341
130		Gibraltar Industries, Inc.	3,023
120	@	Material Sciences Corp.	1,292

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Iron/Steel (continued)
4,800		Nucor Corp.	$292,176
190		Ryerson, Inc.	6,536
100		Steel Dynamics, Inc.	3,774
33,000	@@	Sumitomo Metal Industries Ltd.	167,711
2,200		United States Steel Corp.	194,964
			714,989
		Leisure Time: 0.3%
1,700		Brunswick Corp.	55,505
2,187	@@	Carnival PLC	103,970
22,682	@@	First Choice Holidays PLC	112,079
206		Polaris Industries, Inc.	9,865
500		Sabre Holdings Corp.	16,165
			297,584
		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,143
			59,143
		Machinery — Construction & Mining: 0.3%
3,068	@@	Atlas Copco AB	91,137
4,500	@@	Hitachi Construction Machinery Co., Ltd.	129,335
720		Joy Global, Inc.	31,925
			252,397
		Machinery — Diversified: 0.2%
70	@	AGCO Corp.	2,538
170		Applied Industrial Technologies, Inc.	4,078
1,000		Cummins, Inc.	134,680
824	@	Gardner Denver, Inc.	27,909
288		IDEX Corp.	14,979
80	@	Intevac, Inc.	2,182
330		Manitowoc Co., Inc.	19,371
372		Nordson Corp.	18,146
100		Robbins & Myers, Inc.	3,917
			227,800
		Media: 1.9%
2,500		CBS Corp. — Class B	75,875
1,900		Clear Channel Communications, Inc.	68,742
6,750		McGraw-Hill Cos., Inc.	436,118
7,550		News Corp., Inc. — Class A	170,102
410		Reader’s Digest Association, Inc.	6,958
700		Tribune Co.	21,021
900	@	Univision Communications, Inc.	32,400
3,070	@@	Vivendi	121,127
27,550		Walt Disney Co.	943,863
			1,876,206
		Metal Fabricate/Hardware: 0.1%
285		AM Castle & Co.	8,208
910		Commercial Metals Co.	25,061
589		Quanex Corp.	23,024
			56,293
		Mining: 0.2%
7,014	@@	BHP Billiton Ltd.	149,929
760		Phelps Dodge Corp.	94,932
			244,861
		Miscellaneous Manufacturing: 2.6%
640		Acuity Brands, Inc.	35,456
337		AO Smith Corp.	13,032
165		Aptargroup, Inc.	10,857
120	@	Ceradyne, Inc.	6,192
1,700		Cooper Industries Ltd.	155,958
1,380		Crane Co.	52,564
5,200		Eastman Kodak Co.	124,176
2,700		Eaton Corp.	218,727
530	@	EnPro Industries, Inc.	20,135
19,139		General Electric Co.	668,334
60		Harsco Corp.	5,148
10,900		Honeywell International, Inc.	506,196
8,000	@, @@	Konica Minolta Holdings, Inc.	102,652
2,200		Parker Hannifin Corp.	181,258
470		Pentair, Inc.	14,673
170		Roper Industries, Inc.	9,030
1,712	@@	Siemens AG	180,427
340		Standex International Corp.	9,574
590	@	Sturm Ruger & Co., Inc.	6,201
921		Teleflex, Inc.	61,633
370		Tredegar Corp.	8,255
7,406	@, @@	Tyco International Ltd.	228,327
			2,618,805

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value

		Office Furnishings: 0.0%
715		Herman Miller, Inc.	$27,506
			27,506
		Office/Business Equipment: 0.3%
17,500	@	Xerox Corp.	302,225
			302,225
		Oil & Gas: 5.5%
11,603		Chevron Corp.	796,082
1,500		ConocoPhillips	98,130
4,500	@@	ERG S.p.A.	110,957
30,400		ExxonMobil Corp.	2,179,072
350	@	Forest Oil Corp.	11,165
2,431		Helmerich & Payne, Inc.	66,123
7,900		Marathon Oil Corp.	716,846
1,390	@	Newfield Exploration Co.	60,076
1,269		Noble Energy, Inc.	73,056
7,400		Occidental Petroleum Corp.	341,732
330		Penn Virginia Corp.	22,994
874	@@	Petroleo Brasileiro SA	79,010
70	@	Petroleum Development Corp.	3,666
70		Pioneer Natural Resources Co.	2,692
268	@	Plains Exploration & Production Co.	12,229
960	@	Pride International, Inc.	27,648
6,175	@@	Royal Dutch Shell PLC — Class B	199,183
8,354	@@	Santos Ltd.	61,608
3,497	@@	Sasol Ltd. ADR	112,603
180	@	Southwestern Energy Co.	7,020
790		St. Mary Land & Exploration Co.	28,448
140	@	Stone Energy Corp.	4,298
2,600	@@	Total SA	175,117
5,950		Valero Energy Corp.	343,018
			5,532,773
		Oil & Gas Services: 0.6%
1,070	@	Grant Prideco, Inc.	46,449
10,000		Halliburton Co.	308,800
562	@	Helix Energy Solutions Group, Inc.	18,866
300	@	Hornbeck Offshore Services, Inc.	8,031
260	@	Lone Star Technologies	12,358
30		Lufkin Industries, Inc.	1,615
4,300	@, @@	Petroleum Geo-Services ASA	99,583
320	@	SEACOR Holdings, Inc.	30,976
1,410		Tidewater, Inc.	73,278
			599,956
		Packaging & Containers: 0.3%
8,700	@	Pactiv Corp.	280,140
1,532		Sonoco Products Co.	56,715
			336,855
		Pharmaceuticals: 3.6%
5,850		AmerisourceBergen Corp.	308,120
2,545	@@	AstraZeneca PLC	142,715
120	@	Bradley Pharmaceuticals, Inc.	2,326
1,600		Caremark Rx, Inc.	98,544
60	@	Cephalon, Inc.	4,265
5,100	@	Forest Laboratories, Inc.	263,976
6,600	@@	GlaxoSmithKline PLC	185,183
5,450	@	King Pharmaceuticals, Inc.	101,643
500		Medicis Pharmaceutical Corp.	18,180
15,950		Merck & Co., Inc.	704,352
170	@	MGI Pharma, Inc.	3,607
3,800		Mylan Laboratories	80,446
380	@	NBTY, Inc.	18,498
490	@	Noven Pharmaceuticals, Inc.	12,064
1,155	@@	Omega Pharma SA	89,145
180		Omnicare, Inc.	7,477
25,200		Pfizer, Inc.	628,992
1,310	@@	Roche Holding AG	233,113
25,300		Schering-Plough Corp.	594,044
220	@	Sciele Pharma, Inc.	5,060
620	@	Sepracor, Inc.	32,587
867	@	Theragenics Corp.	4,170
180	@	USANA Health Sciences, Inc.	10,453
240	@	Viropharma, Inc.	3,840
1,450		Wyeth	70,934
			3,623,734
		Pipelines: 0.2%
400		Kinder Morgan, Inc.	42,304
460		Oneok, Inc.	19,164
1,600		Questar Corp.	134,624
			196,092

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate: 0.2%
7,000	@@	Cheung Kong Holdings Ltd.	$85,851
4,000	@@	Mitsui Fudosan Co., Ltd.	110,660
800	@	Realogy Corp.	23,664
			220,175
		Real Estate Investment Trusts: 0.2%
280		AMB Property Corp.	16,458
260		Colonial Properties Trust	11,947
135		Essex Property Trust, Inc.	18,750
240		Highwoods Properties, Inc.	10,603
1,865		Hospitality Properties Trust	85,921
70		Inland Real Estate Corp.	1,338
310		Longview Fibre Co.	7,632
170		LTC Properties, Inc.	4,396
340		Macerich Co.	31,824
			188,869
		Retail: 3.6%
170	@	99 Cents Only Stores	2,538
242		Abercrombie & Fitch Co.	18,917
950	@	Aeropostale, Inc.	34,808
1,672		American Eagle Outfitters	51,916
1,190	@	AnnTaylor Stores Corp.	42,233
130		Barnes & Noble, Inc.	5,322
2,000	@	Big Lots, Inc.	50,060
270		Brinker International, Inc.	9,183
458		Brown Shoe Co., Inc.	23,495
240		Cash America International, Inc.	9,746
240	@	CEC Entertainment, Inc.	10,234
1,855	@	Charming Shoppes, Inc.	23,132
120	@	Childrens Place Retail Stores, Inc.	6,535
150		Christopher & Banks Corp.	2,786
2,600		Circuit City Stores, Inc.	49,478
784		Claire’s Stores, Inc.	25,198
1,500	@	Dollar Tree Stores, Inc.	51,165
3,700	@@	Don Quijote Co., Ltd.	72,887
940	@	Dress Barn, Inc.	19,759
2,700		Family Dollar Stores, Inc.	78,219
6,300		Federated Department Stores, Inc.	281,358
150	@	First Cash Financial Services, Inc.	3,372
17,400		Gap, Inc.	333,906
440		Group 1 Automotive, Inc.	20,359
210	@	HOT Topic, Inc.	2,239
470	@	Jack in the Box, Inc.	32,120
60	@	Jo-Ann Stores, Inc.	1,352
5,900	@	Kohl’s Corp.	407,041
10,000		McDonald’s Corp.	437,200
652		Men’s Wearhouse, Inc.	28,871
100		Movado Group, Inc.	2,951
3,600		Nordstrom, Inc.	191,124
5,050	@	Office Depot, Inc.	168,468
1,400		OfficeMax, Inc.	72,660
320		OSI Restaurant Partners, Inc.	12,800
170	@	Panera Bread Co.	10,409
999	@	Payless Shoesource, Inc.	30,869
1,060		Petsmart, Inc.	32,129
2,500		RadioShack Corp.	62,425
280		Regis Corp.	11,782
1,960		Ross Stores, Inc.	64,229
690	@	Saks, Inc.	13,331
370	@	School Specialty, Inc.	13,805
782	@	Select Comfort Corp.	14,490
2,500	@@	Seven & I Holdings Co., Ltd.	80,066
1,178	@	Sonic Corp.	25,527
2,450	@	Starbucks Corp.	75,705
7,000		TJX Cos., Inc.	192,500
300		Triarc Cos.	5,409
388	@	Tween Brands, Inc.	13,910
8,400		Wal-Mart Stores, Inc.	405,720
			3,635,738

		Savings & Loans: 0.1%
480		Anchor Bancorp. Wisconsin, Inc.	13,570
720		Bankunited Financial Corp.	17,582
40		Downey Financial Corp.	2,622
320	@	FirstFed Financial Corp.	18,304
1,900		Washington Mutual, Inc.	81,852
			133,930

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.8%
530	@	Actel Corp.	$8,872
5,600	@	Altera Corp.	118,216
2,600		Applied Materials, Inc.	48,282
4,380	@	Atmel Corp.	24,265
1,640	@	Brooks Automation, Inc.	25,469
590	@	DSP Group, Inc.	12,148
980	@	Fairchild Semiconductor International, Inc.	18,336
2,590	@	Integrated Device Technology, Inc.	42,010
270		Intersil Corp.	7,142
360	@	Kulicke & Soffa Industries, Inc.	3,420
720	@	Lam Research Corp.	32,155
920	@	MEMC Electronic Materials, Inc.	47,444
981		Microchip Technology, Inc.	34,924
9,600	@	Micron Technology, Inc.	113,856
2,000	@	Novellus Systems, Inc.	64,400
750	@	Pericom Semiconductor Corp.	7,590
200	@	Photronics, Inc.	3,084
1,830	@	Semtech Corp.	26,224
3,400	@@	Shinko Electric Industries	78,091
290	@	Skyworks Solutions, Inc.	1,914
3,400	@	Teradyne, Inc.	54,808
375	@	Varian Semiconductor Equipment Associates, Inc.	17,921
			790,571
		Software: 1.5%
814		Acxiom Corp.	17,387
70	@	Allscripts Healthcare Solutions, Inc.	1,896
120	@	Altiris, Inc.	3,905
205	@	Ansys, Inc.	10,459
4,950	@	BMC Software, Inc.	152,757
16,400		CA, Inc.	427,220
570	@	Captaris, Inc.	3,540
6,800	@	Compuware Corp.	62,220
799	@	CSG Systems International	19,703
1,170	@	Dendrite International, Inc.	14,906
390	@	Dun & Bradstreet Corp.	34,429
690		Fair Isaac Corp.	26,931
10,100		First Data Corp.	257,853
590		Global Payments, Inc.	22,697
328	@	Hyperion Solutions Corp.	14,052
120		Inter-Tel, Inc.	2,777
240	@	Keane, Inc.	3,293
100	@	Mantech International Corp.	3,445
610	@	Mapinfo Corp.	8,540
6,750		Microsoft Corp.	190,148
150	@	SPSS, Inc.	5,186
1,600	@	Sybase, Inc.	39,984
6,328	@, @@	Tele Atlas NV	133,600
			1,456,928
		Telecommunications: 3.2%
828	@	3Com Corp.	3,204
900	@	Adaptec, Inc.	3,285
10,018	@@	Alcatel SA	127,756
150	@	Anixter International, Inc.	9,300
22,716		AT&T, Inc.	835,949
780	@	C-COR, Inc.	10,647
3,770	@	Cincinnati Bell, Inc.	17,229
33,850	@	Cisco Systems, Inc.	878,069
105		Commonwealth Telephone Enterprises, Inc.	4,486
950	@	Ditech Networks, Inc.	7,363
90	@	General Communication, Inc.	1,335
390	@	Harmonic, Inc.	3,436
584		Harris Corp.	28,663
20,200		Motorola, Inc.	374,104
700	@	Network Equipment Technologies, Inc.	5,537
25	@@	Nippon Telegraph & Telephone Corp.	132,435
1,647	@@	Orascom Telecom GDR	118,925
5,250		Qualcomm, Inc.	211,470
61,024	@@	Telecom Italia S.p.A.	154,834
2,121	@@	Telekomunikasi Indonesia Tbk PT ADR	85,773

1,069		Telephone & Data Systems, Inc.	59,533
320	@	Tollgrade Communications, Inc.	3,837
1,260	@	Utstarcom, Inc.	11,642
46,050	@@	Vodafone Group PLC	127,574
			3,216,386
		Textiles: 0.1%
280		Angelica Corp.	7,697

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Textiles (continued)
780	@	Mohawk Industries, Inc.	$68,266
			75,963
		Toys/Games/Hobbies: 0.2%
2,800		Hasbro, Inc.	79,212
70	@	Jakks Pacific, Inc.	1,716
5,300		Mattel, Inc.	137,853
			218,781
		Transportation: 0.7%
1,008		CH Robinson Worldwide, Inc.	51,368
17	@@	East Japan Railway Co.	130,782
160	@	EGL, Inc.	5,634
230		Expeditors International Washington, Inc.	10,316
4,000		FedEx Corp.	456,720
650	@	HUB Group, Inc.	20,586
220	@	Kansas City Southern	7,049
50	@	Kirby Corp.	1,827
273		Landstar System, Inc.	12,200
490	@	Old Dominion Freight Line	15,244
356		Overseas Shipholding Group	21,566
230	@	Swift Transportation Co., Inc.	7,082
			740,374
		Water: 0.1%
1,916	@@	Veolia Environnement	134,891
			134,891
		Total Common Stock
		(Cost $52,605,121)	63,649,790
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
1,900	@	iShares S&P SmallCap 600 Index Fund	127,072
1,060	@	Midcap SPDR Trust Series 1	162,339

		Total Exchange-Traded Funds
		(Cost $284,232)	289,411
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.1%
2,000	P	Merrill Lynch & Co., Inc.	52,320
			52,320
		Insurance: 0.2%
3,025	@@, P	Aegon NV	77,259
1,275	@@, P	Aegon NV — Series 1	33,329
3,575	P	Metlife, Inc.	94,845
			205,433
		Media: 0.1%
3,069	@@	ProSieben SAT.1 Media AG	104,379
			104,379
		Total Preferred Stock
		(Cost $345,131)	362,132

Principal Amount			Value
CORPORATE BONDS/NOTES: 4.2%
		Banks: 1.7%
$80,000	@@, C	Australia & New Zealand Banking Group Ltd., 6.390%, due 10/29/49	$69,600
44,000	@@, #, C	Banco Mercantil del Norte SA, 5.870%, due 10/13/16	44,851
31,000	@@	Banco Santander Chile SA, 5.180%, due 07/18/12	34,161
40,000	@@, C	Bank of Ireland, 6.460%, due 12/29/49	34,831
30,000	@@, C	Bank of Nova Scotia, 6.490%, due 08/21/85	25,436
10,000	@@	Bank of Scotland, 6.450%, due 11/30/49	8,626
22,000	C	BankAmerica Capital II, 7.600%, due 12/15/26	22,897
20,000	@@, C	Barclays Bank PLC, 6.370%, due 12/31/49	17,476
50,000	@@, C	BNP Paribas, 6.350%, due 09/29/49	42,850
41,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.660%, due 04/15/49	39,900
30,000	@@, C	Den Norske Bank ASA, 6.430%, due 08/29/49	25,650
10,000	@@, C	Den Norske Bank ASA, 6.510%, due 11/29/49	8,643
45,000	#, C	Dresdner Funding Trust I, 6.270%, due 06/30/31	55,512
110,000	@@, #, C	HBOS PLC, 5.390%, due 11/29/49	109,681
60,000	@@, C	HSBC Bank PLC, 6.540%, due 06/29/49	52,200
120,000	@@, C	HSBC Bank PLC, 6.640%, due 06/29/49	102,300
80,000	@@, C	Lloyds TSB Bank PLC, 6.350%, due 08/29/49	69,005
10,000	@@, C	Lloyds TSB Bank PLC, 6.390%, due 11/29/49	8,702
70,000	C	M&I Capital Trust A, 7.330%, due 12/01/26	72,342
48,000	C	Mellon Capital I, 7.340%, due 12/01/26	49,881
40,000	@@, C	Mizuho Financial Group Cayman Ltd., 7.890%, due 12/31/49	42,369
50,000	@@, C	National Australia Bank Ltd., 6.410%, due 10/29/49	43,369

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Banks (continued)
$10,000	@@, C	National Westminster Bank PLC, 6.390%, due 11/29/49	$8,601
50,000	#, C	Rabobank Capital Funding II, 5.330%, due 12/29/49	49,446
21,000	#, C	Rabobank Capital Funding Trust, 5.340%, due 12/31/49	20,683
13,000	C	RBS Capital Trust I, 5.510%, due 09/30/49	12,995
58,000	@@, #, C	Resona Bank Ltd., 5.830%, due 09/29/49	58,213
130,000	@@, C	Royal Bank of Scotland Group PLC, 6.490%, due 12/29/49	111,469
40,000	@@, C	Societe Generale, 6.290%, due 11/29/49	34,542
150,000	@@, C	Standard Chartered PLC, 6.660%, due 11/29/49	126,750
100,000	@@, C	Standard Chartered PLC, 6.720%, due 07/29/49	82,800
20,000	@@, C	Standard Chartered PLC, 6.740%, due 01/29/49	16,569
43,000	@@, C	Sumitomo Mitsui Banking Corp., 7.860%, due 08/01/49	44,547
45,000	C	Wachovia Capital Trust III, 5.690%, due 12/31/49	45,791
30,000	@@, C	Westpac Banking Corp., 6.460%, due 09/30/49	25,656
65,000	#, C	Westpac Capital Trust IV, 5.460%, due 12/29/49	62,819
74,000	@@, #, C	Woori Bank, 5.720%, due 05/03/16	76,124
			1,757,287
		Chemicals: 0.0%
20,000		Stauffer Chemical, 5.380%, due 04/15/10	16,978
20,000		Stauffer Chemical, 5.720%, due 04/15/18	10,771
30,000		Stauffer Chemical, 7.340%, due 04/15/17	17,099
			44,848
		Computers: 0.1%
59,000	C	Hewlett-Packard Co., 5.250%, due 03/01/17	59,703
			59,703
		Diversified Financial Services: 1.1%
127,000	@@, #, C	Aiful Corp., 5.570%, due 02/16/10	123,149
77,416	@@, #	Brazilian Merchant Voucher Receivables Ltd., 6.310%, due 06/15/11	76,254
86,000		Core Investment Grade Bond Trust I, 5.260%, due 11/30/07	85,613
93,000	#, C	Corestates Capital Trust I, 7.610%, due 12/15/26	96,661
25,000	@@, C	Financiere CSFB NV, 6.400%, due 03/29/49	21,500
53,000	C	Fund American Cos., Inc., 5.670%, due 05/15/13	53,555
59,000	#, C	HVB Funding Trust III, 6.270%, due 10/22/31	79,070
48,000	C	JPM Capital Trust I, 7.190%, due 01/15/27	49,780
97,000	#, C	Mangrove Bay Pass-Through Trust, 6.190%, due 07/15/33	95,959
33,000	@@, C	Paribas, 6.380%, due 12/31/49	28,465
28,000	@@, #, C	Petroleum Export Ltd., 4.980%, due 06/15/10	27,697
40,021	@@, #, C	Petroleum Export Ltd., 5.800%, due 06/15/11	39,211
101,512	@@, #, C	PF Export Receivables Master Trust, 6.120%, due 06/01/15	103,606
102,000	@@, #, C	Preferred Term Securities Ltd., 5.820%, due 03/23/35	102,638
32,000	C	Residential Capital, LLC, 6.280%, due 04/17/13	32,350
347,204	#	Toll Road Investors Partnership II LP, 17.080%, due 02/15/45	45,822
56,000	@@, C	UFJ Finance Aruba AEC, 8.270%, due 12/31/49	59,124
			1,120,454
		Electric: 0.4%
56,000	C	Commonwealth Edison Co., 5.530%, due 04/15/15	53,002
57,000	C	Commonwealth Edison Co., 5.600%, due 08/15/16	58,458
33,000	C	Commonwealth Edison Co., 6.020%, due 02/01/33	32,391
15,000	@@	Empresa Nacional de Electricidad SA, 5.700%, due 08/01/15	17,906
56,000	#, C	ITC Holdings Corp., 5.680%, due 09/30/16	56,807
25,000	#, C	ITC Holdings Corp., 6.070%, due 09/30/36	26,055
55,000	C	Nisource Finance Corp., 5.420%, due 03/01/13	57,040
54,000	C	NorthWestern Corp., 5.950%, due 11/01/14	53,759
14,070		PPL Montana, LLC, 7.590%, due 07/02/20	15,607
			371,025
		Insurance: 0.1%
69,000	@@, C	Aegon NV, 6.150%, due 12/31/49	59,500
			59,500
		Multi-National: 0.0%
32,000	@@	Corp. Andina de Fomento CAF, 5.510%, due 05/05/15	31,192
			31,192

		Oil & Gas: 0.2%
10,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.320%, due 11/15/12	10,697
41,000	@@, #	Empresa Nacional de Petroleo ENAP, 5.440%, due 03/15/14	39,657
24,000	C	Pemex Project Funding Master Trust, 6.350%, due 06/15/35	24,870
94,000	#	Pemex Project Funding Master Trust, 6.470%, due 06/15/10	96,726
46,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.590%, due 09/30/20	44,748
			216,698
		Pipelines: 0.1%
143,000	#, C, I	Cameron Highway Oil Pipeline System Project, 6.020%, due 12/15/17	141,168
			141,168
		Real Estate Investment Trusts: 0.2%
15,000	C	Liberty Property LP, 5.270%, due 08/15/12	15,779
55,000	C	Liberty Property LP, 5.340%, due 04/15/09	57,636
118,000	C	Simon Property Group L.P., 5.110%, due 03/01/12	117,409
			190,824
		Retail: 0.1%
67,000	C	Home Depot, Inc., 5.830%, due 12/16/36	67,465
			67,465

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications: 0.2%
$92,000		Bellsouth Telecommunications, Inc., 6.670%, due 12/01/95	$96,583
24,000	C	Sprint Nextel Corp., 6.030%, due 12/01/16	23,950
55,000	@@, C	TELUS Corp., 5.360%, due 06/01/11	60,458
			180,991
		Total Corporate Bonds/Notes
		(Cost $4,230,031)	4,241,155
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.7%
		Federal Home Loan Bank: 0.1%
103,000		5.110%, due 06/13/16	106,900
			106,900
		Federal Home Loan Mortgage Corporation: 2.5%
175,635	C, S	4.670%, due 12/15/16	173,301
106,000		4.790%, due 04/18/11	107,319
200,000		4.820%, due 09/15/09	208,563
152,788	C, S	5.040%, due 08/15/16	152,318
106,000		5.110%, due 06/27/16	110,988
217,000	C, S	5.200%, due 05/15/20	212,919
660,000	W	5.200%, due 03/15/34	640,613
20,000	C, S	5.490%, due 10/15/32	20,016
34,000	C, S	5.520%, due 12/15/20	33,944
18,000	C, S	5.550%, due 11/15/32	17,888
479,000	W	5.550%, due 03/15/34	475,408
177,676	C, S	5.800%, due 01/15/29	182,119
67,150	S	5.860%, due 01/01/29	68,317
26,362	S	6.710%, due 11/01/31	27,284
34,998	S	6.720%, due 03/01/32	36,166
			2,467,163
		Federal National Mortgage Corporation: 7.0%
250,000	W	4.860%, due 03/15/19	242,344
39,000	W	4.870%, due 03/15/34	36,806
93,091	S	4.870%, due 08/01/35	92,132
100,000		4.890%, due 09/15/16	102,705
258,000		4.940%, due 08/01/12	261,759
50,000		5.100%, due 11/15/30	60,454
1,375,000	W	5.190%, due 03/13/37	1,335,040
110,373	S	5.470%, due 02/01/18	110,669
2,253,000	W	5.500%, due 03/01/18	2,258,633
425,000	S	5.540%, due 05/25/30	422,620
142,016	S	5.540%, due 11/01/33	141,288
797,000	^	5.550%, due 03/15/36	790,774
128,424	S	5.610%, due 12/25/36	126,405
88,072	S	5.620%, due 01/25/36	86,531
120,983	S	5.760%, due 08/01/16	123,046
124,298	S	5.770%, due 04/25/31	127,976
27,908	S	5.890%, due 10/01/08	27,955
259,000	W	5.940%, due 03/13/37	261,266
23,980	S	6.250%, due 02/01/28	24,691
13,500	S	6.310%, due 12/01/33	13,837
131,000		6.350%, due 03/13/37	133,579
54,458	S	6.690%, due 02/01/31	56,450
99,199	S	6.710%, due 08/01/31	102,613
38,323	S	6.710%, due 10/01/31	39,642
3,108	S	6.770%, due 08/01/35	3,200
27,378	S	7.130%, due 09/01/31	28,543
			7,010,958
		Government National Mortgage Association: 0.1%
40,263	S	6.260%, due 10/15/31	41,459
19,581	S	6.270%, due 01/15/32	20,156
7,546	S	6.620%, due 01/15/28	7,869
			69,484
		Total U.S. Government Agency Obligations
		(Cost $9,637,162)	9,654,505
U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury Bonds: 3.7%
2,146,000		4.550%, due 02/15/17	2,159,078
1,336,000		4.690%, due 02/15/36	1,296,130
177,000		4.740%, due 02/15/21	233,115
			3,688,323
		U.S. Treasury Notes: 3.1%
2,090,000		4.500%, due 02/29/12	2,101,593
521,000		4.510%, due 01/31/12	526,434
200,000		4.540%, due 02/15/10	201,156
29,000		4.620%, due 02/28/09	29,073

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Notes: (continued)
$234,000		4.640%, due 01/31/09	$234,987
			3,093,243
		U.S. Treasury STRIP: 0.1%
361,000	^^	Discount Note, due 02/15/36	95,379
			95,379
		Treasury Inflation Indexed Protected Securities: 0.5%
201,000		1.700%, due 04/15/11	206,398
102,000		1.970%, due 01/15/16	102,217
229,000		2.170%, due 01/15/17	233,146
			541,761
		Total U.S. Treasury Obligations
		(Cost $7,335,169)	7,418,706
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.0%
13,000	C, S	AmeriCredit Automobile Receivables Trust, 4.460%, due 07/06/09	12,931
			12,931
		Credit Card Asset-Backed Securities: 0.1%
50,000	C, S	Bank One Issuance Trust, 4.750%, due 09/15/10	49,663
			49,663
		Home Equity Asset-Backed Securities: 0.0%
26,000	C, S	Wells Fargo Home Equity Trust, 4.080%, due 05/25/34	25,527
			25,527
		Other Asset-Backed Securities: 0.2%
3,000	C, S	Caterpillar Financial Asset Trust, 5.600%, due 02/25/09	3,000
63,953	C, S	Chase Funding Mortgage Loan, 4.100%, due 05/25/33	63,352
19,000	C, S	Countrywide Asset-Backed Certificates, 4.530%, due 02/25/36	18,875
88,000	C, S	Countrywide Asset-Backed Certificates, 5.680%, due 10/25/46	88,083
25,000	C, S	Equity One, Inc., 5.130%, due 09/25/33	24,718
25,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.610%, due 03/25/37	24,993
14,000	C, S	Popular Mortgage Pass-Through Trust, 4.640%, due 11/25/35	13,891
			236,912
		Total Asset-Backed Securities
		(Cost $326,883)	325,033
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.0%
107,448	C, S	Banc of America Alternative Loan Trust, 6.150%, due 11/25/21	108,886
34,000	C, S	Banc of America Commercial Mortgage, Inc., 4.640%, due 07/10/42	33,205
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.680%, due 07/10/43	9,878
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.810%, due 07/10/45	22,808
80,000	C, S	Banc of America Commercial Mortgage, Inc., 4.820%, due 07/11/43	79,378
57,000	C, S	Banc of America Commercial Mortgage, Inc., 4.910%, due 11/10/42	56,658
90,000	C, S	Banc of America Commercial Mortgage, Inc., 4.950%, due 07/10/45	89,105
36,694	C, S	Banc of America Commercial Mortgage, Inc., 5.620%, due 07/10/44	37,092
10,000	C, S	Banc of America Commercial Mortgage, Inc., 5.860%, due 06/11/35	10,448
118,740	C, S	Banc of America Funding Corp., 5.850%, due 05/20/36	119,005
23,000	C, S	Banc of America Mortgage Securities, Inc., 4.240%, due 07/25/34	22,503
43,325	C, S	Banc of America Mortgage Securities, Inc., 5.240%, due 11/25/19	43,352
40,691	C, S	Banc of America Mortgage Securities, Inc., 5.610%, due 11/25/33	40,097
101,801	C, S	Bank of America Alternative Loan Trust, 6.360%, due 05/25/46	103,798
70,165	C, S	Bear Stearns Commercial Mortgage Securities, 5.370%, due 04/12/38	70,627
79,000	C, S	Chaseflex Trust, 6.390%, due 02/25/37	80,320
10,000	C, S	Citigroup Commercial Mortgage Trust, 4.720%, due 05/15/43	9,858
135,171	C, S	Countrywide Alternative Loan Trust, 5.450%, due 02/25/25	135,978
144,707	C, S	Countrywide Alternative Loan Trust, 5.470%, due 10/25/35	143,305
43,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.960%, due 03/15/36	42,245
3,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.000%, due 04/15/62	3,234
182,122	C, S	DLJ Commercial Mortgage Corp., 6.150%, due 11/12/31	184,298
445,000	C, S	DLJ Commercial Mortgage Corp., 6.970%, due 06/10/32	462,282
113,000	C	Fannie Mae, 5.600%, due 03/29/11	113,015
3,998	C, S	GE Capital Commercial Mortgage Corp., 5.500%, due 06/10/38	4,035
74,820	C, S	GMAC Mortgage Corp. Loan Trust, 4.860%, due 10/19/33	70,861
44,103	C, S	GMAC Mortgage Corp. Loan Trust, 5.510%, due 09/25/34	44,046
31,000	C, S	Greenwich Capital Commercial Funding Corp., 5.110%, due 04/10/37	31,048
26,778	#, C, S	GSMPS 2005-RP1 1AF, 5.640%, due 01/25/35	26,912
43,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.350%, due 01/15/42	42,028
10,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.650%, due 10/12/35	10,286
60,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.680%, due 04/15/45	61,910
294,113	C, S	JP Morgan Mortgage Trust, 5.450%, due 11/25/35	291,632
22,000	C, S	LB-UBS Commercial Mortgage Trust, 4.170%, due 10/15/29	21,414
152,000	C, S	LB-UBS Commercial Mortgage Trust, 4.350%, due 12/15/29	148,659
16,000	C, S	LB-UBS Commercial Mortgage Trust, 4.680%, due 08/15/29	15,702
14,000	C, S	LB-UBS Commercial Mortgage Trust, 4.720%, due 08/15/29	13,731
74,000	C, S	LB-UBS Commercial Mortgage Trust, 4.870%, due 04/15/30	73,548
10,000	C, S	LB-UBS Commercial Mortgage Trust, 5.030%, due 02/15/40	9,686
25,000	C, S	LB-UBS Commercial Mortgage Trust, 5.090%, due 11/15/30	25,038

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,000	C, S	LB-UBS Commercial Mortgage Trust, 5.190%, due 02/15/31		$12,029
74,000	C, S	LB-UBS Commercial Mortgage Trust, 5.970%, due 12/15/28		77,539
110,701	C, S	MASTR Alternative Loans Trust, 5.410%, due 01/25/20		111,651
340,218	C, S	MASTR Asset Securitization Trust, 5.600%, due 06/25/33		335,327
806,522	C, S	MASTR Reperforming Loan Trust, 5.670%, due 07/25/35		808,236
50,000	C, S	Morgan Stanley Capital I, 4.890%, due 06/12/47		49,424
140,000	C, S	Morgan Stanley Capital I, 5.030%, due 01/14/42		139,364
80,000	C, S	Morgan Stanley Capital I, 5.590%, due 08/12/41		82,192
88,996	C, S	Morgan Stanley Dean Witter Capital I, 4.370%, due 03/12/35		86,233
65,370	C, S	RAAC Series, 5.290%, due 09/25/34		64,955
51,863	C, S	Thornburg Mortgage Securities Trust, 5.670%, due 09/25/34		52,034
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.200%, due 07/15/42		10,039
23,777	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.110%, due 12/25/18		23,538
19,415	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.580%, due 02/25/47		19,416
619,630	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.610%, due 01/25/47		619,581
1,015,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/47		1,015,000
190,584	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.690%, due 02/25/36		192,296
230,854	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.770%, due 11/25/46		230,999
734,549	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.870%, due 11/25/46		737,848
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.570%, due 06/25/35		24,530
37,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.940%, due 07/25/34		35,964
206,430	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.440%, due 08/25/35		204,320
164,513	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.660%, due 12/25/36		165,103
		Total Collateralized Mortgage Obligations
		(Cost $8,035,042)		8,009,529
MUNICIPAL BONDS: 0.2%
		California: 0.0%
40,000	C	City of San Diego, 6.720%, due 06/01/32		41,971
				41,971
		Louisiana: 0.1%
69,000	#, C	Tulane University of Louisiana, 6.170%, due 11/15/12		69,000
				69,000
		Michigan: 0.1%
95,000		Michigan Tobacco Settlement Finance Authority, 6.870%, due 06/01/34		100,138
				100,138
		Total Municipal Bonds
		(Cost $203,994)		211,109

OTHER BONDS: 0.2%
		Sovereign: 0.2%
192,000		Fannie Mae, 4.790%, due 01/15/10		204,561
				204,561
		Total Other Bonds
		(Cost $203,744)		204,561

		Total Long-Term Investments
		(Cost $83,206,509)		94,365,931

SHORT-TERM INVESTMENTS: 13.8%
		Repurchase Agreement: 13.8%
13,874,000	S	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $13,876,046 to be received upon repurchase (Collateralized by $13,950,000 Federal Home Loan Bank, 5.895%, Market Value plus accrued interest $14,151,578, due 09/02/25)		13,874,000
		Total Short-Term Investments (Cost $13,874,000)		13,874,000
		Total Investments in Securities (Cost $97,080,509)*	108.0%	$108,239,931
		Other Assets and Liabilities — Net	(8.0)	(8,040,233)
		Net Assets	100.0%	$100,199,698

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $97,778,393.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,382,296
	Gross Unrealized Depreciation	(920,758)
	Net Unrealized Appreciation	$10,461,538

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 28, 2007 (Unaudited) (continued)

ING Strategic Allocation Moderate Fund Open Futures Contracts on February 28, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
90-Day Eurodollar	20	4,740,500	06/18/07	$7,397
S&P 500 E-Mini	8	563,560	03/16/07	(3,860)
U.S. Treasury 2-Year Note	7	1,434,672	06/29/07	4,894
U.S. Treasury 10-Year Note	22	2,389,063	06/20/07	19,506
				$27,937
Short Contracts
90-Day Eurodollar	20	(4,757,500)	12/17/07	$(13,526)
U.S. Treasury 5-Year Note	14	(1,483,344)	06/29/07	(9,462)
U.S. Treasury Long Bond	11	(1,242,313)	06/20/07	(14,997)
				$(37,985)

Item 2. Controls and Procedures

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):      ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 30, 2007